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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number     811-05426
       -------------------------------------------------------------------------


                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Robert H. Graham   11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:         10/31
                         ----------------------

Date of reporting period:    04/30/05
                         ----------------------

Item 1. Reports to Stockholders.

                                                     AIM DEVELOPING MARKETS FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM DEVELOPING MARKETS FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY OBJECTIVE OF INCOME.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          favorable IPO investment opportunities        OTHER INFORMATION
                                             in the future. Attractive IPOs are often
o Effective September 30, 2003, Class B      oversubscribed and may not be available       o The returns shown in management's
shares are not available as an               to the Fund, or may be available in only      discussion of Fund performance are based
investment for retirement plans              very limited quantities. For additional       on net asset values calculated for
maintained pursuant to Section 401 of        information regarding the Fund's              shareholder transactions. Generally
the Internal Revenue Code, including         performance, please see the Fund's            accepted accounting principles require
401(k) plans, money purchase pension         prospectus.                                   adjustments to be made to the net assets
plans and profit sharing plans. Plans                                                      of the Fund at period end for financial
that have existing accounts invested in      o The Fund is nondiversified, which           reporting purposes, and as such, the net
Class B shares will continue to be           increases risks as well as potential          asset values for shareholder
allowed to make additional purchases.        rewards.                                      transactions and the returns based on
                                                                                           those net asset values may differ from
PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT             the net asset values and returns
                                                                                           reported in the Financial Highlights.
o International investing presents           o The unmanaged MSCI Europe, Australasia
certain risks not associated with            and the Far East Index (the MSCI EAFE         o Industry classifications used in this
investing solely in the United States.       --Registered Trademark-- Index) is a          report are generally according to the
These include risks relating to              group of foreign securities tracked by        Global Industry Classification Standard,
fluctuations in the value of the U.S.        Morgan Stanley Capital International.         which was developed by and is the
dollar relative to the values of other                                                     exclusive property and a service mark of
currencies, the custody arrangements         o The unmanaged MSCI Emerging Markets         Morgan Stanley Capital International
made for the Fund's foreign holdings,        Free Index is a group of securities from      Inc. and Standard & Poor's.
differences in accounting, political         emerging markets tracked by Morgan
risks and the lesser degree of public        Stanley Capital International. A "free"       The Fund provides a complete list of its
information required to be provided by       index represents investable                   holdings four times in each fiscal year,
non-U.S. companies.                          opportunities for global investors,           at the quarter-ends. For the second and
                                             taking into account the local market          fourth quarters, the lists appear in the
o Investing in emerging markets involves     restrictions on share ownership by            Fund's semiannual and annual reports to
greater risk and potential reward than       foreign investors.                            shareholders. For the first and third
investing in more established markets.                                                     quarters, the Fund files the lists with
                                             o The unmanaged Lipper Emerging Markets       the Securities and Exchange Commission
o Investing in small and mid-size            Fund Index represents an average of the       (SEC) on Form N-Q. Shareholders can look
companies involves risks not associated      30 largest emerging markets funds             up the Fund's Forms N-Q on the SEC's Web
with investing in more established           tracked by Lipper, Inc., an independent       site at sec.gov. Copies of the Fund's
companies, including business risk,          mutual fund performance monitor.              Forms N-Q may be reviewed and copied at
significant stock price fluctuations and                                                   the SEC's Public Reference Room at 450
illiquidity.                                 o The Fund is not managed to track the        Fifth Street, N.W., Washington, D.C.
                                             performance of any particular index,          20549-0102. You can obtain information
o The Fund invests in higher-yielding,       including the indexes defined here, and       on the operation of the Public Reference
lower-rated corporate bonds, commonly        consequently, the performance of the          Room, including information about
known as junk bonds, which have a            Fund may deviate significantly from the       duplicating fee charges, by calling
greater risk of price fluctuation and        performance of the indexes.                   1-202-942-8090 or 1-800-732-0330, or by
loss of principal and income than do                                                       electronic request at the following
U.S. government securities such as U.S.      o A direct investment cannot be made in       e-mail address: publicinfo@sec.gov. The
Treasury bills, notes and bonds, for         an index. Unless otherwise indicated,         SEC file numbers for the Fund are
which principal and any applicable           index results include reinvested              811-05426 and 33-19338. The Fund's most
interest are guaranteed by the               dividends, and they do not reflect sales      recent portfolio holdings, as filed on
government if held to maturity.              charges. Performance of an index of           Form N-Q, are also available at
                                             funds reflects fund expenses;                 AIMinvestments.com.
o Although investments in initial public     performance of a market index does not.
offerings (IPOs) have had a positive                                                       A description of the policies and
impact on the Fund's performance in the                                                    procedures that the Fund uses to
past, there can be no assurance that the                                                   determine how to vote proxies relating
Fund will have                                                                             to portfolio securities is available
                                                                                           without charge, upon request, from our
                                                                                           Client Services department at
                                                                                           800-959-4246 or on the AIM Web site,
                                                                                           AIMinvestments.com. On the home page,
                                                                                           scroll down and click on AIM Funds Proxy
                                                                                           Policy. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM DEVELOPING MARKETS FUND


                    Dear Fellow Shareholders:

                    Most equity market and fund indexes, domestic and
   [GRAHAM          international, produced positive total returns for the six
    PHOTO]          months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter months of 2004. Year-to-date as of April 30, 2005, the returns were far less attractive.

                         High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
ROBERT H. GRAHAM    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth
                    increase since mid-2004. Should the Fed continue to raise
                    rates, this could eventually dampen economic performance,
                    which in fact has been quite good. Gross domestic product
                    grew 4.4% for all of 2004 and the preliminary estimate of
 [WILLIAMSON        annualized growth for the first quarter of 2005 was 3.5%.
   PHOTO]
                         o   Though the growth rate of the manufacturing sector
                             slowed in April and again in May, manufacturing
                             continued to grow, according to the Institute for
                             Supply Management (ISM), whose purchasing manager
                             surveys cover more than 80% of the U.S. economy. In
                             May, manufacturing grew for the 24th consecutive
MARK H. WILLIAMSON           month while the overall economy grew for the 43rd
                             consecutive month, ISM reported.

                         o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                         o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                         o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                         After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                         o   keep a long-term investment perspective,

                         o make sure their portfolio of investments is suitably diversified, and

                         o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                         We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ MARK H. WILLIAMSON

                    Robert H. Graham                     Mark H. Williamson
                    President & Vice Chair, AIM Funds    Chairman & President,
                                                         A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM DEVELOPING MARKETS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY                          =======================================       Although team members specialize in
                                                                                           specific regions, we select investments
Despite a sharp sell-off in March and        FUND VS. INDEXES                              on a stock-by-stock basis. This means
April, emerging markets remained                                                           we follow a bottom-up investment
positive for the reporting period.           Total returns, 10/31/04-4/30/05,              approach, selecting the most attractive
Buoyed by strong performance in the          excluding applicable sales charges. If        stocks, not countries or sectors.
fourth quarter of 2004 and early months      sales charges were included, returns          Another important component of our
of 2005, emerging markets posted             would be lower.                               investment strategy is that we do not
double-digit gains for the six months                                                      hedge currencies. We believe foreign
ended April 30, 2005.                        Class A Shares                   10.86%       currency exposure increases the
                                                                                           diversification benefit of international
   As indicated in the table to the          Class B Shares                   10.58        investing.
right, the Fund easily outpaced its
broad market index on the strength of        Class C Shares                   10.50        MARKET CONDITIONS AND YOUR FUND
emerging market equities. The MSCI EAFE
Index is composed of stocks from             MSCI EAFE Index                               Emerging markets staged impressive
developed countries. During the              (Broad Market Index)              8.71        rallies late in 2004 to open the
reporting period, emerging markets                                                         reporting period on a high note. This
outperformed developed markets.              MSCI Emerging Markets Free                    enthusiasm for emerging market equities
                                             (Style-specific Index)           13.63        also carried over into the first few
   The Fund underperformed both its                                                        months of 2005. In March, however,
style-specific and peer group indexes.       Lipper Emerging Markets Fund                  rising interest rates, inflation
We attribute the Fund's lower return to      Index (Peer Group Index)         12.52        concerns and continued high oil prices
weak performance in select Chinese and                                                     made many investors nervous about the
eastern European holdings as well as our     SOURCE: LIPPER,INC.                           global economic climate. This led to a
more limited exposure to South Korea--a                                                    sell-off in emerging market stocks in
market that performed well during the        =======================================       both March and April.
reporting period.
                                             for the Fund we look for companies with          Despite emerging market declines at
HOW WE INVEST                                the following attributes:                     the close of the reporting period, many
                                                                                           of our holdings performed strongly over
Our investment strategy is based on the      o accelerating earnings and revenues          the reporting period including Orascom
principle that strong                                                                      Construction Industries and Standard
earnings--sustainable, repeatable,           o strong cash flow generation                 Bank Group.
above-average growth--can drive stock        (dividends, share buybacks)
prices. Therefore, when selecting stocks                                                      o Orascom Construction Industries
                                             o high return on invested capital             operates three businesses--construction,
                                                                                           cement and concessions--in northern
                                             o reasonable valuations                       Africa and the Middle East. This
                                                                                           Egypt-based company recently benefited
                                                As an international fund, we invest        from reconstruction efforts in the
                                             in stocks from around the world. To           Middle East. We find the stock
                                             ensure the best market coverage, we use       attractive
                                             a multi-national team approach and
                                             divide responsibility for the Fund by
                                             geographic regions. Each team member is
                                             therefore a regional specialist, while
                                             also a sector generalist.

=======================================     =========================================      ========================================
TOP 5 COUNTRIES*                            PORTFOLIO COMPOSITION                          TOP 10 EQUITY HOLDINGS*
                                            By sector
 1. South Korea                   15.8%                                                     1. Standard Bank Group Ltd.
                                                            [PIE CHART]                        (South Africa)                  2.9%
 2. South Africa                  11.8      Industrials                         8.6%
                                            Telecommunication Services         13.2%        2. LUKOIL-ADR (Russia)             2.7
 3. Taiwan                         8.8      Consumer Staples                   11.0%
                                            Health Care                         2.2%        3. Hana Bank (South Korea)         2.4
 4. Brazil                         8.2      Materials                           3.5%
                                            Energy                              8.9%        4. Orascom Construction Industries
 5. Mexico                         8.1      Money Market Funds Plus                            (Egypt)                         2.4
                                            Other Assets Less Liabilities       3.2%
TOTAL NET ASSETS        $250.4 MILLION      Financials                         21.1%        5. Mobile TeleSystems-ADR (Russia) 2.3
                                            Consumer Discretionary             14.4%
TOTAL NUMBER OF HOLDINGS*          104      Information Technology             13.9%        6. Infosys Technologies Ltd.-ADR
                                                                                               (India)                         2.2

The Fund's holdings are subject to                                                          7. Naspers Ltd.-Class N
change, and there is no assurance that                                                         (South Africa)                  2.2
the Fund will continue to hold any
particular security.                                                                        8. Telkom South Africa Ltd.
                                                                                               (South Africa)                  2.1
*Excluding money market fund holdings.
                                                                                            9. Philippine Long Distance
                                                                                               Telephone Co. (Philippines)     2.0

                                                                                           10. Petroleo Brasileiro S.A.-ADR
                                                                                               (Brazil)                        1.9
=======================================     =========================================      ========================================

due to its undervalued growth                crisis, private consumption rose in the                           SHUXIN CAO,
potential--an important aspect of our        final quarter of 2004--the first time                    [CAO     Chartered Financial
investment process.                          after six straight quarters of                          PHOTO]    Analyst, portfolio
                                             contraction.                                                      manager, is
   o Standard Bank Group, South Africa's                                                                       co-manager of AIM
largest bank, was also a significant            On a sector basis, the fund                Developing Markets Fund. He joined AIM
contributor to Fund performance. We          outperformed in the consumer                  in 1997. Mr. Cao graduated from Tianjin
believe the bank is well positioned to       discretionary sector as well as in            Foreign Language Institute with a B.A.
benefit in South Africa's emerging           industrial stocks. The telecommunication      in English. He also received an M.B.A.
retail growth as it gains market share       services sector, however, proved a large      from Texas A&M University and is a
from its competitors. The bank has many      detractor. Two Russian companies,             Certified Public Accountant.
key attributes we look for in a stock:       VimpelCom and Mobile TeleSystems,
an attractive valuation (reasonable          declined during the reporting period. We                          BORGE ENDRESEN,
price), high return on equity and            believe both stocks were sold                      [ENDRESEN      Chartered Financial
dividend yield.                              indiscriminately by increasingly risk                PHOTO]       Analyst, portfolio
                                             averse investors. We continue to own the                          manager, is
   On a regional basis, the                  stocks, however, as we have faith in                              co-manager of AIM
     Fund outperformed its                   both companies' business models and           Developing Markets Fund. He joined AIM
   style-specific benchmark                  believe current valuations are very           in 1999 and graduated summa cum laude
     in both Latin America                   compelling.                                   from the University of Oregon with a
       and the combined                                                                    B.S. in finance. He also earned an
   Africa/Middle East area.                     Many emerging market currencies            M.B.A. from The University of Texas at
                                             appreciated strongly against the U.S.         Austin.
   On a regional basis, the Fund             dollar during the reporting period,
outperformed its style-specific              which aided fund returns. A key aspect        Assisted by Asia/Latin America Team and
benchmark in both Latin America and the      of our investment strategy is that we do      Europe/Canada Team
combined Africa/Middle East area. We         not hedge currencies. We purchase stocks
underperformed our benchmark, however,       in their local currency and then
in both Asia and Europe.                     translate that value back into the Fund
                                             in U.S. dollars.
   In Asia, our exposure to China proved
a drag on Fund performance. Many of our      IN CLOSING
Chinese consumer staples holdings
sustained losses over rising raw             Despite the sell-off in March and April,
material costs. However, we continue to      we are pleased to have provided
believe that the consumer staples stocks     shareholders with positive Fund returns
we own have strong brand names and a         for the reporting period. We believe
sustainable long-term outlook. For           emerging markets have evolved
instance, China Mengniu--a Chinese milk      considerably over the last five years as
producer--reported strong 2004 results       many developing market companies have
and net profits up 94%. The company          improved accounting transparencies with
continues to gain market share due to        more companies adopting international
its strong brand name.                       accounting standards. We appreciate your
                                             continued participation in AIM
   Our underweight position in Korea--a      Developing Markets Fund.
market that performed strongly during
the reporting period--also weighed on        The views and opinions expressed in
comparative performance. Korean              management's discussion of Fund
companies have made progress toward          performance are those of A I M Advisors,
improving shareholder value in the last      Inc. These views and opinions are
few years with share buybacks and            subject to change at any time based on
increased dividend payouts. Although         factors such as market and economic
Korean consumer confidence levels remain     conditions. These views and opinions may
weak in the wake of a household credit       not be relied upon as investment advice
                                             or recommendations, or as an offer for a
                                             particular security. The information is
                                             not a complete analysis of every aspect
                                             of any market, country, industry,
                                             security or the Fund. Statements of fact
                                             are from sources considered reliable,
                                             but A I M Advisors, Inc. makes no
                                             representation or warranty as to their
                                             completeness or accuracy. Although
                                             historical performance is no guarantee
                                             of future results, these insights may
                                             help you understand our investment                      [RIGHT ARROW GRAPHIC]
                                             management philosophy.
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                   See important Fund and index            LONG-TERM PERFORMANCE RECORD, PLEASE
                                                 disclosures inside front cover.           TURN TO PAGE 5.

AIM DEVELOPING MARKETS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.       estimate the actual ending account
                                             Simply divide your account value by           balance or expenses you paid for the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        period. You may use this information to
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          compare the ongoing costs of investing
costs, which may include sales charges       multiply the result by the number in the      in the Fund and other funds. To do so,
(loads) on purchase payments; contingent     table under the heading entitled "Actual      compare this 5% hypothetical example
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      with the 5% hypothetical examples that
and redemption fees, if any; and (2)         the expenses you paid on your account         appear in the shareholder reports of the
ongoing costs, including management          during this period.                           other funds.
fees; distribution and/or service fees
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown
example is intended to help you              COMPARISON PURPOSES                           in the table are meant to highlight your
understand your ongoing costs (in                                                          ongoing costs only and do not reflect
dollars) of investing in the Fund and to     The table below also provides                 any transactional costs, such as sales
compare these costs with ongoing costs       information about hypothetical account        charges (loads) on purchase payments,
of investing in other mutual funds. The      values and hypothetical expenses based        contingent deferred sales charges on
example is based on an investment of         on the Fund's actual expense ratio and        redemptions, and redemption fees, if
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      any. Therefore, the hypothetical
period and held for the entire period        before expenses, which is not the Fund's      information is useful in comparing
November 1, 2004, through April 30,          actual return. The Fund's actual              ongoing costs only, and will not help
2005.                                        cumulative total returns at net asset         you determine the relative total costs
                                             value after expenses for the six months       of owning different funds. In addition,
ACTUAL EXPENSES                              ended April 30, 2005, appear in the           if these transactional costs were
                                             table "Fund vs. Indexes" on page 2. The       included, your costs would have been
The table below provides information         hypothetical account values and expenses      higher.
about actual account values and actual       may not be used to
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

===================================================================================================================================
                                                        ACTUAL                                    HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE                VALUE                VALUE               PAID DURING            VALUE                      PAID DURING
CLASS               (11/1/04)           (4/30/05)(1)           PERIOD(2)           (4/30/05)                      PERIOD(2)
  A                $1,000.00             $1,108.60              $ 9.88             $1,015.42                       $ 9.44
  B                 1,000.00              1,105.80               13.05              1,012.40                         12.47
  C                 1,000.00              1,105.00               13.05              1,012.40                         12.47

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.89%, 2.50% and 2.50% for Class A, B and C shares, respectively)
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

                                            [ARROW   For More Information Visit
                                            BUTTON   AIMinvestments.com
                                            IMAGE]

AIM DEVELOPING MARKETS FUND





YOUR FUND'S LONG-TERM PERFORMANCE


   Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

   In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.


==========================================  =========================================

AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable sales   As of 3/31/05, including applicable sales
charges                                     charges

CLASS A SHARES                              CLASS A SHARES
10 Years                            3.87%   10 Years                            4.99%
 5 Years                            5.13     5 Years                            2.79
 1 Year                            18.80     1 Year                            10.82

CLASS B SHARES                              CLASS B SHARES
Inception (11/3/97)                 1.63%   Inception (11/3/97)                 1.89%
 5 Years                            5.25     5 Years                            2.88
 1 Year                            18.99     1 Year                            10.73

CLASS C SHARES                              CLASS C SHARES
Inception (3/1/99)                 10.54%   Inception (3/1/99)                 11.03%
 5 Years                            5.56     5 Years                            3.24
 1 Year                            23.03     1 Year                            14.75

==========================================  =========================================

THE PERFORMANCE DATA QUOTED REPRESENT       PERFORMANCE REFLECTS THE APPLICABLE
PAST PERFORMANCE AND CANNOT GUARANTEE       CONTINGENT DEFERRED SALES CHARGE (CDSC)
COMPARABLE FUTURE RESULTS; CURRENT          FOR THE PERIOD INVOLVED. THE CDSC ON
PERFORMANCE MAY BE LOWER OR HIGHER.         CLASS B SHARES DECLINES FROM 5%
PLEASE VISIT AIMINVESTMENTS.COM FOR THE     BEGINNING AT THE TIME OF PURCHASE TO 0%
MOST RECENT MONTH-END PERFORMANCE.          AT THE BEGINNING OF THE SEVENTH YEAR.
                                            THE CDSC ON CLASS C SHARES IS 1% FOR THE
   PERFORMANCE FIGURES REFLECT              FIRST YEAR AFTER PURCHASE.
REINVESTED DISTRIBUTIONS, CHANGES IN NET
ASSET VALUE AND THE EFFECT OF THE              THE PERFORMANCE OF THE FUND'S SHARE
MAXIMUM SALES CHARGE UNLESS OTHERWISE       CLASSES WILL DIFFER DUE TO DIFFERENT
STATED. PERFORMANCE FIGURES DO NOT          SALES CHARGE STRUCTURES AND CLASS
REFLECT DEDUCTION OF TAXES A SHAREHOLDER    EXPENSES.
WOULD PAY ON FUND DISTRIBUTIONS OR SALE
OF FUND SHARES. INVESTMENT RETURN AND          HAD THE ADVISOR NOT WAIVED FEES
PRINCIPAL VALUE WILL FLUCTUATE SO THAT      AND/OR REIMBURSED EXPENSES, PERFORMANCE
YOU MAY HAVE A GAIN OR LOSS WHEN YOU        WOULD HAVE BEEN LOWER.
SELL SHARES.
                                               A REDEMPTION FEE OF 2% WILL BE
   CLASS A SHARE PERFORMANCE REFLECTS       IMPOSED ON CERTAIN REDEMPTIONS OR
THE MAXIMUM 4.75% SALES CHARGE, AND         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
CLASS B AND CLASS C SHARE                   OF PURCHASE. EXCEPTIONS TO THE
                                            REDEMPTION FEE ARE LISTED IN THE FUND'S
                                            PROSPECTUS.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.83%

AUSTRIA-1.03%

Raiffeisen International Bank-Holding A.G.
  (Regional Banks) (Acquired 04/22/05; Cost
  $2,121,519)(a)(b)                                50,000   $  2,573,600
========================================================================

BRAZIL-8.19%

Banco Itau Holding Financeira S.A.-Pfd.
  (Diversified Banks)                              23,700      4,142,931
------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar-ADR (Hypermarkets & Super
  Centers)                                         43,500        874,350
------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR
  (Brewers)                                        81,600      2,211,360
------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General
  Merchandise Stores)                              75,700      1,278,382
------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)
  (Acquired 05/25/04-03/01/05; Cost
  $1,526,676)(b)                                   86,300      2,593,608
------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)        74,000      1,396,006
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                          132,200      4,858,350
------------------------------------------------------------------------
Sadia S.A.-Pfd. (Packaged Foods & Meats)          633,300      1,011,877
------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)         144,234      2,134,663
========================================================================
                                                              20,501,527
========================================================================

CANADA-1.15%

PetroKazakhstan Inc.-Class A (Integrated Oil
  & Gas)                                           48,000      1,390,011
------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)(a)                             200,000      1,489,252
========================================================================
                                                               2,879,263
========================================================================

CAYMAN ISLANDS-3.81%

China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(a)(c)                                2,032,000      1,352,586
------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
  (Agricultural Products)(c)                    2,158,000      1,413,554
------------------------------------------------------------------------
Global Bio-chem Technology Group Co.
  Ltd.-Wts., expiring 05/31/07 (Agricultural
  Products)(d)                                    193,500          8,564
------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Distributors)(a)(c)    2,488,000        936,077
------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts &
  Equipment)(c)                                 5,224,000      1,212,307
------------------------------------------------------------------------
Sa Sa International Holdings Ltd. (Specialty
  Stores)(c)                                      814,000        373,240
------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR
  (Home Entertainment Software)(a)                 75,900      2,441,703
------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)(c)                           5,524,000      1,809,913
========================================================================
                                                               9,547,944
========================================================================

CHINA-4.19%

China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)(c)             4,252,000      1,672,489
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

CHINA-(CONTINUED)

China Shipping Development Co. Ltd.-Class H
  (Marine)(c)                                   1,418,000   $  1,247,571
------------------------------------------------------------------------
Ping An Insurance Co. of China Ltd.-Class H
  (Life & Health Insurance)(a)(c)               1,298,000      1,987,029
------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.-Class H
  (Industrial Machinery)(a)                    10,486,000      2,259,914
------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.-Class H (Real
  Estate Management & Development)(c)           4,616,000      1,215,801
------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H
  (Textiles)(c)                                 1,060,500      1,399,095
------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)(c)                   7,365,000        710,333
========================================================================
                                                              10,492,232
========================================================================

EGYPT-2.38%

Orascom Construction Industries (Construction
  & Engineering)                                  262,412      5,969,562
========================================================================

HONG KONG-0.54%

CNOOC Ltd. (Oil & Gas Exploration &
  Production)(c)                                2,492,000      1,340,692
========================================================================

HUNGARY-4.56%

EGIS Rt. (Pharmaceuticals)(c)                      39,500      3,107,928
------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt.(Integrated
  Oil & Gas)(c)                                    17,300      1,421,731
------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(c)               126,400      3,881,178
------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks)
  (Acquired 01/14/03-04/15/03; Cost
  $1,017,884)(b)(e)                                49,100      3,014,740
------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(a)(b)(f)(g)            1,400              0
========================================================================
                                                              11,425,577
========================================================================

INDIA-5.27%

HDFC Bank Ltd.-ADR (Diversified Banks)            101,061      4,387,058
------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)                                94,800      5,612,160
------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals)                                48,000      1,010,400
------------------------------------------------------------------------
Tata Motors Ltd.-ADR (Construction, Farm
  Machinery & Heavy Trucks)(a)                    232,000      2,192,400
========================================================================
                                                              13,202,018
========================================================================

INDONESIA-1.31%

PT Astra Agro Lestari TBK (Agricultural
  Products)(c)                                  3,710,500      1,399,619
------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(c)    4,199,000      1,886,057
========================================================================
                                                               3,285,676
========================================================================

ISRAEL-0.55%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                43,900      1,371,436
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

LUXEMBOURG-1.36%

Millicom International Cellular S.A.
  (Wireless Telecommunication Services)(a)         71,900   $  1,280,539
------------------------------------------------------------------------
Tenaris S.A. (Oil & Gas Equipment & Services)           5             28
------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                        37,068      2,118,436
========================================================================
                                                               3,399,003
========================================================================

MALAYSIA-2.72%

IOI Corp. Berhad (Agricultural Products)(c)       666,000      1,606,121
------------------------------------------------------------------------
Maxis Communications Berhad (Wireless
  Telecommunication Services)(c)                1,055,100      2,680,124
------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)(c)         684,000      1,244,255
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)(c)                               1,216,000      1,284,607
========================================================================
                                                               6,815,107
========================================================================

MEXICO-8.10%

Alfa, S.A.-Class A (Industrial
  Conglomerates)(e)                               584,200      2,958,938
------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            93,200      4,627,380
------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)(a)     424,700      1,309,854
------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(a)(e)                            872,600      1,818,377
------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                             397,800      2,568,912
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              25,328      1,422,927
------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(a)(e)                            382,700      1,869,126
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                  999,800      3,707,518
========================================================================
                                                              20,283,032
========================================================================

PHILIPPINES-2.52%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(c)      196,500      5,068,772
------------------------------------------------------------------------
SM Prime Holdings, Inc. (Real Estate
  Management & Development)(c)                  9,095,000      1,252,698
========================================================================
                                                               6,321,470
========================================================================

RUSSIA-6.07%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(a)                                     82,000      2,683,040
------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)(h)               49,758      6,777,040
------------------------------------------------------------------------
Mobile TeleSystems-ADR (Wireless
  Telecommunication Services)                     170,800      5,738,880
========================================================================
                                                              15,198,960
========================================================================

SOUTH AFRICA-11.82%

Barloworld Ltd. (Industrial Conglomerates)(c)     121,900      1,847,638
------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)(c)                 541,300      3,180,285
------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)(c)                            11,001        915,360
------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)(c)        210,000      2,160,079
------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(c)                                     502,500      3,629,336
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SOUTH AFRICA-(CONTINUED)

Naspers Ltd.-Class N (Broadcasting & Cable
  TV)(c)                                          447,000   $  5,403,342
------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
  Banks)(c)                                       722,586      7,241,046
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  11/25/03-06/18/04; Cost $3,233,413)(b)(c)       299,700      5,228,660
========================================================================
                                                              29,605,746
========================================================================

SOUTH KOREA-15.84%

CJ Corp. (Packaged Foods & Meats)(c)               58,350      4,187,242
------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)(c)                51,090      1,825,253
------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)(c)                   18,500      1,068,503
------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Casinos & Gaming)(a)        159,400      1,425,036
------------------------------------------------------------------------
Hana Bank (Diversified Banks)(c)                  240,400      6,067,970
------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)(c)         174,700      1,784,850
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(c)                           88,700      3,907,742
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
  (Construction, Farm Machinery & Heavy
  Trucks)(c)                                       45,300      2,928,210
------------------------------------------------------------------------
Kiryung Electronics Co., Ltd. (Communications
  Equipments)(c)                                  349,000      2,377,991
------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless
  Telecommunication Services)(c)                   72,500      1,672,613
------------------------------------------------------------------------
POSCO-ADR (Steel)                                  38,600      1,757,458
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $1,423,508)(b)(c)                                17,723      4,034,370
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment Manufacturers)(c)          11,300      3,387,994
------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd.
  (Diversified Banks)(c)                           69,900      1,824,261
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(c)                                       4,380      1,405,578
========================================================================
                                                              39,655,071
========================================================================

TAIWAN-8.78%

Asia Optical Co., Inc. (Photographic
  Products)(c)                                    382,463      2,363,966
------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(c)                       757,400      4,029,202
------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)(c)                        2,658,540      3,053,010
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)(c)         433,959      2,060,836
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 08/14/02-03/10/03; Cost
  $1,083,791)(b)(c)(e)                            205,993      1,936,727
------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile
  Manufacturers)(c)                               790,000      1,766,320
------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer
  Electronics)(c)                                 652,581      1,485,311
------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)(c)                             269,801      1,203,531
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(c)                           1,123,000      1,867,475
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
TAIWAN-(CONTINUED)

Taiwan Semiconductor Manufacturing Co. Ltd.-
  Equity Participation Ctfs., expiring
  01/13/06 (ABN AMRO) (Acquired
  01/02/03-06/14/04; Cost $1,332,392)(b)        1,330,489   $  2,207,813
========================================================================
                                                              21,974,191
========================================================================

THAILAND-3.37%

Bangkok Bank PCL-NVDR (Diversified Banks)(f)      481,000      1,208,734
------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)(c)         1,697,000      2,390,761
------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)(c)                                   230,000      1,386,158
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(c)                                     2,013,600      2,409,611
------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
  Marketing)(c)                                   629,000      1,030,825
========================================================================
                                                               8,426,089
========================================================================

TURKEY-1.95%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)(c)                                    413,100      1,203,336
------------------------------------------------------------------------
Koc Holding A.S. (Industrial
  Conglomerates)(c)                               434,400      1,626,140
------------------------------------------------------------------------
Koc Holding A.S.-Bonus Shares (Industrial
  Conglomerates)(a)                               115,647        417,210
------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining, Marketing &
  Transportation)(a)(c)                           130,814      1,646,714
========================================================================
                                                               4,893,400
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


UNITED KINGDOM-1.32%

Anglo American PLC (Diversified Metals &
  Mining)(c)                                      149,200   $  3,303,220
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $149,722,498)                          242,464,816
========================================================================

MONEY MARKET FUNDS-2.03%

Liquid Assets Portfolio-Institutional
  Class(i)                                      2,537,891      2,537,891
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)     2,537,891      2,537,891
========================================================================
    Total Money Market Funds (Cost
      $5,075,782)                                              5,075,782
========================================================================
TOTAL INVESTMENTS-98.86% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $154,798,280)                247,540,598
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.86%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                   7,337,521      7,337,521
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(i)(j)                                   7,337,521      7,337,521
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $14,675,042)                                      14,675,042
========================================================================
TOTAL INVESTMENTS-104.72% (Cost $169,473,322)                262,215,640
========================================================================
OTHER ASSETS LESS LIABILITIES-(4.72%)                        (11,813,631)
========================================================================
NET ASSETS-100.00%                                          $250,402,009
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
GDR   - Global Depositary Receipt
NVDR  - Non-Voting Depositary Receipt
Pfd.  - Preferred
REGS  - Regulation S
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $21,589,518, which represented 8.62% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $142,345,243, which represented 54.29% of the Fund's Total Investments. See
    Note 1A.
(d) Non-income producing security acquired through a corporate action.
(e) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at April 30, 2005 was $1,208,734, which represented 0.46% of the Fund's Total Investments. See Note 1A.
(g) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The market value of this security considered illiquid at April 30, 2005 represented 0% of the Fund's Net Assets.
(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at April 30, 2005 represented 2.58% of the Fund's Total Investments. See Note 1A.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

                                                         DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $149,722,498)*                               $ 242,464,816
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $19,750,824)                              19,750,824
============================================================
     Total investments (cost $169,473,322)       262,215,640
============================================================
Foreign currencies, at market value (cost
  $2,391,874)                                      2,466,611
------------------------------------------------------------
Receivables for:
  Investments sold                                   789,597
------------------------------------------------------------
  Fund shares sold                                   103,434
------------------------------------------------------------
  Dividends                                          781,797
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                13,162
------------------------------------------------------------
Other assets                                          22,834
============================================================
     Total assets                                266,393,075
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                             534,993
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 20,251
------------------------------------------------------------
  Collateral upon return of securities loaned     14,675,042
------------------------------------------------------------
Accrued distribution fees                            141,152
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,503
------------------------------------------------------------
Accrued transfer agent fees                          149,151
------------------------------------------------------------
Accrued operating expenses                           468,974
============================================================
     Total liabilities                            15,991,066
============================================================
Net assets applicable to shares outstanding    $ 250,402,009
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 380,757,834
------------------------------------------------------------
Undistributed net investment income                  394,907
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (223,556,208)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               92,805,476
============================================================
                                               $ 250,402,009
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 214,496,225
____________________________________________________________
============================================================
Class B                                        $  28,051,193
____________________________________________________________
============================================================
Class C                                        $   7,854,591
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           15,219,735
____________________________________________________________
============================================================
Class B                                            2,033,300
____________________________________________________________
============================================================
Class C                                              569,972
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       14.09
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $14.09 divided by
       95.25%)                                 $       14.79
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       13.80
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       13.78
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $14,453,972 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $385,792)        $ 2,782,080
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $84,624 after rebates of
  $70,177)                                                        151,963
-------------------------------------------------------------------------
Interest                                                            4,787
=========================================================================
    Total investment income                                     2,938,830
=========================================================================

EXPENSES:

Advisory fees                                                   1,244,254
-------------------------------------------------------------------------
Administrative services fees                                       39,269
-------------------------------------------------------------------------
Custodian fees                                                    233,434
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         424,382
-------------------------------------------------------------------------
  Class B                                                         144,884
-------------------------------------------------------------------------
  Class C                                                          44,146
-------------------------------------------------------------------------
Transfer agent fees                                               466,489
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          11,732
-------------------------------------------------------------------------
Other                                                             128,346
=========================================================================
    Total expenses                                              2,736,936
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (208,149)
=========================================================================
    Net expenses                                                2,528,787
=========================================================================
Net investment income                                             410,043
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        15,173,321
-------------------------------------------------------------------------
  Foreign currencies                                              207,186
=========================================================================
                                                               15,380,507
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on
    foreign investment held of $67,798 -- Note 1G)              9,041,443
-------------------------------------------------------------------------
  Foreign currencies                                               (9,600)
=========================================================================
                                                                9,031,843
=========================================================================
Net gain from investment securities and foreign currencies     24,412,350
=========================================================================
Net increase in net assets resulting from operations          $24,822,393
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    410,043    $    196,294
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  15,380,507      23,879,396
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            9,031,843      17,972,585
==========================================================================================
    Net increase in net assets resulting from operations        24,822,393      42,048,275
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (387,540)
==========================================================================================
Share transactions-net:
  Class A                                                       (4,728,947)    (47,208,187)
------------------------------------------------------------------------------------------
  Class B                                                       (1,190,009)     (8,761,469)
------------------------------------------------------------------------------------------
  Class C                                                          982,619       1,131,796
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (4,936,337)    (54,837,860)
==========================================================================================
    Net increase (decrease) in net assets                       19,886,056     (13,177,125)
==========================================================================================

NET ASSETS:

  Beginning of period                                          230,515,953     243,693,078
==========================================================================================
  End of period (including undistributed net investment
    income of $394,907 and $(15,136), respectively)           $250,402,009    $230,515,953
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary investment objective of income. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.975%
----------------------------------------------------------------------
Next $500 million                                                0.95%
----------------------------------------------------------------------
Next $500 million                                               0.925%
----------------------------------------------------------------------
Over $1.5 billion                                                0.90%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.935%
----------------------------------------------------------------------
Next $250 million                                                0.91%
----------------------------------------------------------------------
Next $500 million                                               0.885%
----------------------------------------------------------------------
Next $1.5 billion                                                0.86%
----------------------------------------------------------------------
Next $2.5 billion                                               0.835%
----------------------------------------------------------------------
Next $2.5 billion                                                0.81%
----------------------------------------------------------------------
Next $2.5 billion                                               0.785%
----------------------------------------------------------------------
Over $10 billion                                                 0.76%
______________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $192,428.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $12,508 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $39,269.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $466,489.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to January 1, 2005, the Fund paid ADI 0.50% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $424,382, $144,884 and $44,146, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $21,404 in front-end sales commissions from the sale of Class A shares and $3, $10,649, and $4,760 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    MARKET                             PROCEEDS          UNREALIZED         MARKET
                     VALUE          PURCHASES            FROM           APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/04          AT COST             SALES         (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 1,179,829      $20,132,130       $(18,774,068)         $   --         $ 2,537,891     $ 33,393       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             1,179,829       20,132,130        (18,774,068)             --           2,537,891       33,946           --
==================================================================================================================================
  Subtotal        $ 2,359,658      $40,264,260       $(37,548,136)         $   --         $ 5,075,782     $ 67,339       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                    MARKET                             PROCEEDS          UNREALIZED         MARKET
                     VALUE          PURCHASES            FROM           APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/04          AT COST             SALES         (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 6,498,615      $24,806,160       $(23,967,254)         $   --         $ 7,337,521     $ 41,888       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             6,498,615       24,346,526        (23,507,620)             --           7,337,521       42,736           --
==================================================================================================================================
  Subtotal        $12,997,230      $49,152,686       $(47,474,874)         $   --         $14,675,042     $ 84,624       $   --
==================================================================================================================================
  Total           $15,356,888      $89,416,946       $(85,023,010)         $   --         $19,750,824     $151,963       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $3,213.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,269 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $14,453,972 were on loan to brokers. The loans were secured by cash collateral of $14,675,042 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $84,624 for securities lending transactions, which are net of rebates.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $200,504,228 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2005                                                $ 70,744,735
-----------------------------------------------------------------------------
October 31, 2006                                                  76,692,697
-----------------------------------------------------------------------------
October 31, 2007                                                   9,273,499
-----------------------------------------------------------------------------
October 31, 2008                                                  15,085,807
-----------------------------------------------------------------------------
October 31, 2009                                                  59,191,538
-----------------------------------------------------------------------------
October 31, 2010                                                   7,382,000
-----------------------------------------------------------------------------
October 31, 2012                                                       9,980
=============================================================================
Total capital loss carryforward                                 $238,380,256
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $46,920,602 and $51,424,645, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $99,314,401
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (7,093,496)
===============================================================================
Net unrealized appreciation of investment securities               $92,220,905
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $169,994,735.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(A)
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                       APRIL 30,                     OCTOBER 31,
                                                                         2005                           2004
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       1,547,280    $ 21,959,666      3,161,632    $ 37,179,879
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         378,788       5,267,246        642,088       7,399,135
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         557,794       7,646,258        934,253      10,692,654
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --              --         29,076         314,212
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         207,624       2,954,972        587,037       6,828,510
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (211,831)     (2,954,972)      (596,411)     (6,828,510)
========================================================================================================================
Reacquired:(b)
  Class A                                                      (2,103,369)    (29,643,585)    (8,100,696)    (91,530,788)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (253,616)     (3,502,283)      (832,457)     (9,332,094)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (486,966)     (6,663,639)      (856,693)     (9,560,858)
========================================================================================================================
                                                                 (364,296)   $ (4,936,337)    (5,032,171)   $(54,837,860)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Amount is net of redemption fees of $10,724, $1,410 and $465 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005 and $33,118, $4,843 and $957 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.71        $  10.52       $   6.96       $   6.32       $   8.89       $   9.86
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.03(a)         0.02(a)        0.04(a)       (0.01)(a)       0.15(a)        0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     1.35            2.19           3.52           0.74          (2.67)         (0.95)
=================================================================================================================================
    Total from investment operations             1.38            2.21           3.56           0.73          (2.52)         (0.94)
=================================================================================================================================
Less distributions from net investment
  income                                           --           (0.02)            --          (0.09)         (0.05)         (0.04)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00            0.00             --             --             --           0.01
=================================================================================================================================
Net asset value, end of period               $  14.09        $  12.71       $  10.52       $   6.96       $   6.32       $   8.89
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 10.86%          21.05%         51.15%         11.37%        (28.51)%        (9.52)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $214,496        $197,848       $209,221       $123,812       $110,756       $136,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.89%(c)        2.00%          2.00%          1.84%          1.76%          1.87%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.05%(c)        2.22%          2.33%          2.35%          2.26%          1.95%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.41%(c)        0.16%          0.44%         (0.07)%         1.95%          0.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                         19%             49%           100%           109%           144%           192%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $219,227,355.
(d)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED OCTOBER 31,
                                             APRIL 30,          --------------------------------------------------------------
                                               2005              2004            2003          2002          2001       2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 12.48           $ 10.36         $  6.89       $  6.25       $ 8.79     $  9.79
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.01)(a)         (0.04)(a)       (0.01)(a)     (0.05)(a)     0.11(a)    (0.06)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     1.33              2.16            3.48          0.73        (2.65)      (0.94)
==============================================================================================================================
    Total from investment operations             1.32              2.12            3.47          0.68        (2.54)      (1.00)
==============================================================================================================================
Less distributions from net investment
  income                                           --                --              --         (0.04)          --          --
==============================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00              0.00              --            --           --          --
==============================================================================================================================
Net asset value, end of period                $ 13.80           $ 12.48         $ 10.36       $  6.89       $ 6.25     $  8.79
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 10.58%            20.46%          50.36%        10.85%      (28.90)%    (10.21)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $28,051           $26,447         $30,111       $31,465       $51,040    $79,754
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.50%(c)          2.52%           2.53%         2.38%        2.35%       2.47%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.66%(c)          2.74%           2.86%         2.89%        2.85%       2.55%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.20)%(c)        (0.36)%         (0.08)%       (0.61)%       1.36%      (0.56)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         19%               49%            100%          109%         144%        192%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $29,216,911.
(d)  Not annualized for periods less than one year.

                                                                    CLASS C
                                -------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                               YEAR ENDED OCTOBER 31,
                                APRIL 30,          ------------------------------------------------------------
                                   2005             2004         2003         2002         2001          2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $12.46           $10.34       $ 6.88       $ 6.25       $  8.79       $  9.79
---------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.01)(a)        (0.04)(a)    (0.01)(a)    (0.05)(a)      0.10(a)      (0.06)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 1.33             2.16         3.47         0.72         (2.64)        (0.94)
===============================================================================================================
    Total from investment
      operations                    1.32             2.12         3.46         0.67         (2.54)        (1.00)
===============================================================================================================
Less distributions from net
  investment income                   --               --           --        (0.04)           --            --
===============================================================================================================
Redemption fees added to
  shares of beneficial
  interest                          0.00             0.00           --           --            --            --
===============================================================================================================
Net asset value, end of period    $13.78           $12.46       $10.34       $ 6.88       $  6.25       $  8.79
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                    10.59%           20.50%       50.29%       10.69%       (28.90)%      (10.21)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                  $7,855           $6,222       $4,361       $2,557       $ 1,682       $ 1,618
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          2.50%(c)         2.52%        2.53%        2.38%         2.35%         2.47%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.66%(c)         2.74%        2.86%        2.89%         2.85%         2.55%
===============================================================================================================
Ratio of net investment income
  (loss) to average net assets     (0.20)%(c)       (0.36)%      (0.08)%      (0.61)%        1.36%        (0.56)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(d)            19%              49%         100%         109%          144%          192%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,902,464.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                  SECTOR EQUITY

AIM Aggressive Growth Fund                        AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                          AIM Energy Fund(1)
AIM Basic Value Fund                              AIM Financial Services Fund(1)
AIM Blue Chip Fund                                AIM Global Health Care Fund
AIM Capital Development Fund                      AIM Global Real Estate Fund
AIM Charter Fund                                  AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                            AIM Leisure Fund(1)
AIM Diversified Dividend Fund                     AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                              AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund                    AIM Technology Fund(1)
AIM Large Cap Growth Fund                         AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                           FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                          TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                        AIM Floating Rate Fund
AIM Premier Equity Fund                           AIM High Yield Fund
AIM S&P 500 Index Fund(1)                         AIM Income Fund
AIM Select Equity Fund                            AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                      AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                      AIM Money Market Fund
AIM Small Company Growth Fund(1)                  AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                         AIM Total Return Bond Fund
AIM Trimark Small Companies Fund                  Premier Portfolio
AIM Weingarten Fund                               Premier U.S. Government Money Portfolio(1)

*Domestic equity and income fund                  TAX-FREE

   INTERNATIONAL/GLOBAL EQUITY                    AIM High Income Municipal Fund
                                                  AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                      AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                       AIM Tax-Free Intermediate Fund
AIM European Growth Fund                          Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund                       AIM ALLOCATION SOLUTIONS
AIM Global Equity Fund
AIM Global Growth Fund                            AIM Conservative Allocation Fund
AIM Global Value Fund                             AIM Growth Allocation Fund(8)
AIM International Core Equity Fund(1)             AIM Moderate Allocation Fund
AIM International Growth Fund                     AIM Moderate Growth Allocation Fund
AIM International Small Company Fund(6)           AIM Moderately Conservative Allocation Fund
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                  DVM-SAR-1           A I M Distributors, Inc.


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                                  Plans      Accounts

                                                         [AIM INVESTMENTS LOGO]
                                                       --Registered Trademark--

                                                     AIM GLOBAL HEALTH CARE FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM GLOBAL HEALTH CARE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

 o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          tracks the performance of approximately       The Fund provides a complete list of its
                                             50 countries covered by Morgan Stanley        holdings four times in each fiscal year,
o Effective September 30, 2003, Class B      Capital International that are                at the quarter-ends. For the second and
shares are not available as an               considered developed markets.                 fourth quarters, the lists appear in the
investment for retirement plans                                                            Fund's semiannual and annual reports to
maintained pursuant to Section 401 of        o The unmanaged Standard & Poor's             shareholders. For the first and third
the Internal Revenue Code, including         Composite Index of 500 Stocks (the S&P        quarters, the Fund files the lists with
401(k) plans, money purchase pension         500--Registered Trademark-- Index) is an      the Securities and Exchange Commission
plans and profit sharing plans. Plans        index of common stocks frequently used        (SEC) on Form N-Q. Shareholders can look
that have existing accounts invested in      as a general measure of U.S. stock            up the Fund's Forms N-Q on the SEC's Web
Class B shares will continue to be           market performance.                           site at sec.gov. Copies of the Fund's
allowed to make additional purchases.                                                      Forms N-Q may be reviewed and copied at
                                             o The Fund is not managed to track the        the SEC's Public Reference Room at 450
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,          Fifth Street, N.W., Washington, D.C.
                                             including the indexes defined here, and       20549-0102. You can obtain information
o International investing presents           consequently, the performance of the          on the operation of the Public Reference
certain risks not associated with            Fund may deviate significantly from the       Room, including information about
investing solely in the United States.       performance of the indexes.                   duplicating fee charges, by calling
These include risks relating to                                                            1-202-942-8090 or 1-800-732-0330, or by
fluctuations in the value of the U.S.        o A direct investment cannot be made in       electronic request at the following
dollar relative to the values of other       an index. Unless otherwise indicated,         e-mail address: publicinfo@sec.gov. The
currencies, the custody arrangements         index results include reinvested              SEC file numbers for the Fund are
made for the Fund's foreign holdings,        dividends, and they do not reflect sales      811-05426 and 33-19338. The Fund's most
differences in accounting, political         charges. Performance of an index of           recent portfolio holdings, as filed on
risks and the lesser degree of public        funds reflects fund expenses;                 Form N-Q, are also available at
information required to be provided by       performance of a market index does not.       AIMinvestments.com.
non-U.S. companies.
                                             OTHER INFORMATION                             A description of the policies and
o By concentrating on a small number of                                                    procedures that the Fund uses to
holdings, the Fund carries greater risk      o The returns shown in management's           determine how to vote proxies relating
because each investment has a greater        discussion of Fund performance are based      to portfolio securities is available
effect on the Fund's overall                 on net asset values calculated for            without charge, upon request, from our
performance.                                 shareholder transactions. Generally           Client Services department at
                                             accepted accounting principles require        800-959-4246 or on the AIM Web site,
o Investing in a single-sector or            adjustments to be made to the net assets      AIMinvestments.com. On the home page,
single-region mutual fund involves           of the Fund at period end for financial       scroll down and click on AIM Funds Proxy
greater risk and potential reward than       reporting purposes, and as such, the net      Policy. The information is also
investing in a more diversified fund.        asset values for shareholder                  available on the SEC's Web site,
                                             transactions and the returns based on         sec.gov.
ABOUT INDEXES USED IN THIS REPORT            those net asset values may differ from
                                             the net asset values and returns              Information regarding how the Fund voted
o The unmanaged Lipper Health/Biotech        reported in the Financial Highlights.         proxies related to its portfolio
Fund Index represents an average of the                                                    securities during the 12 months ended
30 largest health and biotechnology          o Industry classifications used in this       June 30, 2004, is available at our Web
funds tracked by Lipper, Inc., an            report are generally according to the         site. Go to AIMinvestments.com, access
independent mutual fund performance          Global Industry Classification Standard,      the About Us tab, click on Required
monitor.                                     which was developed by and is the             Notices and then click on Proxy Voting
                                             exclusive property and a service mark of      Activity. Next, select the Fund from the
o The unmanaged MSCI World Index is a        Morgan Stanley Capital International          drop-down menu. The information is also
group of global securities tracked by        Inc. and Standard & Poor's.                   available on the SEC's Web site,
Morgan Stanley Capital International.                                                      sec.gov.

o The MSCI World Health Care Index, a
sub-set of the MSCI World Index,
includes health care securities from
developed countries. The unmanaged MSCI
World Index

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM GLOBAL HEALTH CARE FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
     [GRAHAM        positive numbers reflected gains made during the latter
     PHOTO]         months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.

                       High oil prices remained a source of unease; crude oil
 ROBERT H. GRAHAM   remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
                    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period
  [WILLIAMSON       closed, the Fed raised that rate to 3%; it was the eighth
     PHOTO]         increase since mid-2004. Should the Fed continue to raise
                    rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.
MARK H. WILLIAMSON
                       o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o  keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably diversified, and

                       o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM              /s/ MARK H. WILLIAMSON

                    Robert H. Graham                  Mark H. Williamson
                    President & Vice Chair,           Chairman & President,
                    AIM Funds                         A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL HEALTH CARE FUND

MANAGEMENT'S DISCUSSION OF FUND                                                               We rely on fundamental analysis to
PERFORMANCE                                                                                uncover companies whose future growth
                                             ========================================      prospects may not yet be widely
PERFORMANCE SUMMARY                                                                        appreciated. We evaluate the companies'
                                             FUND VS. INDEXES                              management and earnings, among other
While delivering positive returns for                                                      factors, and those with increasing or
the six months ended April 30, 2005, AIM     TOTAL RETURNS, 10/31/04-4/30/05,              stable sustainable earnings,
Global Health Care Fund lagged its broad     EXCLUDING APPLICABLE SALES CHARGES. IF        particularly those in attractive
market, style-specific and peer group        APPLICABLE SALES CHARGES WERE INCLUDED,       markets, are considered for purchase.
indexes.                                     RETURNS WOULD BE LOWER.                       When evaluating newer or smaller
                                                                                           companies that lack a track record of
   We attribute the Fund's                   Class A Shares                     3.15%      earnings, we analyze their growth
underperformance relative to its indexes                                                   potential. Any new drugs, products or
to two factors. First, the Fund was          Class B Shares                     2.86       processes are evaluated for long-term
significantly overweight its indexes in                                                    viability, time to market and commercial
biotechnology stocks, and the average        Class C Shares                     2.82       potential by portfolio management staff
return of the Fund's biotechnology                                                         with extensive background in life
holdings was significantly below the         MSCI World Index                              sciences and venture capital.
average return of biotechnology stocks       (Broad Market Index)               5.70
in our indexes. Second, we were                                                               We screen the most promising
significantly underweight our indexes in     MSCI World Health Care Index                  candidates to find those that we
pharmaceutical stocks. Our average           (Style-specific Index)            11.47       consider undervalued on an absolute
return from such stocks was                                                                basis or relative to their industry
significantly below that of                  Lipper Health/Biotech Fund Index              averages. We strive for a large number
pharmaceutical stocks in the indexes.        (Peer Group Index)                 7.49       of holdings to lessen single-stock risk.
                                                                                           We further diversify the portfolio by
   While the Fund underperformed for the     SOURCE: LIPPER, INC.                          industry, market capitalization and
six months covered by this report, we        ========================================      geography.
remind shareholders that sectors go in
and out of investor favor, and that a        HOW WE INVEST                                    We sell a holding if:
single-sector mutual fund involves
greater risk and greater potential           We seek out securities of                     o A company's valuation becomes
reward than investing in a more              companies--primarily in the health            excessive compared to those of similar
diversified fund.                            care sector--with sustainable growth          companies.
                                             potential and attractive valuations
                                             relative to their peers.                      o A company's new product or process
                                                                                           does not receive Federal Drug
                                                We begin with the universe of              Administration approval or is
                                             companies in the United States and            unsuccessful in clinical trials.
                                             abroad that derive 50% or more of their
                                             revenues or earnings from health              o A company's earnings are disrupted or
                                             care-related activities, including            disappointing.
                                             companies in the pharmaceutical,
                                             biotechnology and health care facilities      o A more attractive investment
                                             and equipment industries. Companies in        opportunity is identified.
                                             this universe are evaluated further if
                                             we believe that they have strong
                                             fundamentals and earnings prospects
                                             combined with healthy growth prospects.
                                             We normally invest in companies located
                                             in at least three countries, including
                                             the United States.

========================================     ========================================      ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By country
                                              1. Pharmaceuticals                46.3%       1. Pfizer Inc.                     7.0%
               [PIE CHART]
United States                      66.1%      2. Health Care Equipment          19.9        2. Roche Holding A.G.
Japan                              10.7%                                                       (Switzerland)                   5.3
Switzerland                         7.4%      3. Biotechnology                  14.6
France                              5.1%                                                    3. Wyeth                           5.1
Money Market Funds Plus                       4. Health Care Services            5.0
Other Assets Less Liabilities       4.2%                                                    4. Sanofi-Aventis (France)         5.0
Canada                              2.0%      5. Heath Care Facilities           4.2
United Kingdom                      2.0%                                                    5. Eisai Co., Ltd. (Japan)         4.9
5 other countries, each less                 TOTAL NET ASSETS         $720.7 MILLION
than 2.0% of portfolio              2.5%                                                    6. Amgen Inc.                      4.9
                                             TOTAL NUMBER OF HOLDINGS*            73
                                                                                            7. Astellas Pharma Inc. (Japan)    4.5

                                                                                            8. Guidant Corp.                   4.0

                                                                                            9. St. Jude Medical, Inc.          3.3

                                                                                           10. Medtronic, Inc.                 3.3

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================     ========================================      ========================================

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
MARKET CONDITIONS AND YOUR FUND              raising premiums, adding new members                              MICHAEL YELLEN,
                                             (partly by acquiring competitors) and                             Chartered Financial
For the Fund as a whole, we reduced our      holding down its costs. The company also         [YELLEN          Analyst, senior
exposure to large-capitalization stocks,     has continued an aggressive share                 PHOTO]          portfolio manager,
adding more mid- and small-cap stocks to     repurchase program, and raised its                                is lead portfolio
the portfolio. We believed that doing so     earnings guidance.                            manager of AIM Global Health Care Fund.
enhanced the Fund's diversification and                                                    He began his investment industry career
increased the Fund's exposure to stocks         Stocks that hindered Fund performance      in 1991 and joined AIM in 1998. Mr.
with higher growth potential.                included Forest Labs, a leading               Yellen received his B.A. from Stanford
                                             manufacturer of drugs to treat                University.
   For much of the reporting period,         depression and social anxiety disorder.
global markets rallied as confidence         Its patent for its newest                                         KIRK L. ANDERSON,
increased that world economic growth was     antidepressant, Lexapro--Registered                               portfolio manager,
likely to continue. Sentiment changed in     Trademark--, has been challenged by a          [ANDERSON          is portfolio manager
mid-March, however, as oil prices            competitor. Also, media reports about            PHOTO]           of AIM Global Health
continued to rise and corporate earnings     anti-social behavior caused by                                    Care Fund. Mr.
grew somewhat sluggish. As a result,         antidepressants have caused demand for        Anderson joined AIM in 1994 in the fund
world equity markets largely posted          the drugs to weaken somewhat. Given its       services area. He moved to portfolio
negative returns in March and April.         disappointing performance, we reduced         administration in 1995, became an
Globally, small- and mid-cap stocks          our position in the stock somewhat but        analyst in 1997, and was named a
generally outperformed their large-cap       continued to hold it at the close of the      portfolio manager in 2003. Mr. Anderson
counterparts for most of the reporting       reporting period.                             earned a B.A. in political science from
period. In the United States, health                                                       Texas A&M University and an M.S. in
care stocks generally performed well.        IN CLOSING                                    finance from the University of Houston.
The health care sector of the S&P 500
Index delivered double-digit returns and     While the Fund lagged its indexes for                             SUNAINA MURTHY,
was the third strongest performing           the reporting period, we remain                                   senior analyst, is a
sector.                                      optimistic about the potential of the             [MURTHY         senior analyst with
                                             health care sector. In our view, health           PHOTO]          AIM Global Health
   During the reporting period, we           care continues to be an attractive                                Care Fund. She began
reduced the Fund's exposure to large-cap     growth sector, given demographic trends       her career in cancer research at the
U.S. pharmaceutical stocks, using the        and people's willingness to spend             University of Pennsylvania before
proceeds to purchase shares of several       whatever is needed to prolong and             joining a biotechnology-focused venture
Japanese and European pharmaceutical         improve the quality of their lives. We        capital firm. She worked as an analyst
stocks. The Japanese pharmaceutical          thank you for your continuing investment      for AIM Global Health Care Fund from
industry has seen a series of mergers in     in AIM Global Health Care Fund.               2001 to 2004, and rejoined AIM in 2005.
recent months, and we believe this                                                         Ms. Murthy earned a B.S. in molecular
consolidation is likely to continue as       The views and opinions expressed in           genetics from the University of
companies realize that size is a crucial     management's discussion of Fund               Rochester and an M.S. in biotechnology
factor in this highly competitive            performance are those of A I M Advisors,      from Northwestern University.
industry. In our opinion, the                Inc. These views and opinions are
fundamentals and valuations of European      subject to change at any time based on                            DEREK M. TANER,
drugmakers generally were superior to        factors such as market and economic                               Chartered Financial
those in the United States.                  conditions. These views and opinions may          [TANER          Analyst, portfolio
                                             not be relied upon as investment advice           PHOTO]          manager, is
   Also, we increased our exposure to        or recommendations, or as an offer for a                          portfolio manager of
biotechnology stocks, which typically        particular security. The information is       AIM Global Health Care Fund. Mr. Taner
have been highly volatile. To manage         not a complete analysis of every aspect       began his investment career in 1993 as a
this volatility, we emphasized large-        of any market, country, industry,             fixed income analyst, assistant
and mid-cap biotechnology companies          security or the Fund. Statements of fact      portfolio manager and manager of a
experiencing strong revenue and earnings     are from sources considered reliable,         health care fund. Mr. Taner assumed his
growth with multiple products on the         but A I M Advisors, Inc. makes no             current position with AIM in 2005. He
market. We also emphasized smaller           representation or warranty as to their        holds a B.S. in accounting and an M.B.A.
companies that have recently launched        completeness or accuracy. Although            from the Haas School of Business at the
their first product or have multiple         historical performance is no guarantee        University of California at Berkeley.
products already in clinical trials. Our     of future results, these insights may
research suggests this part of the           help you understand our investment                                BRYAN A.
market may benefit from an unprecedented     management philosophy.                                            UNTERHALTER,
number of new products in late-stage                                                        [UNTERHALTER       portfolio manager,
clinical trials.                                   See important Fund and index                PHOTO]          is portfolio manager
                                                  disclosures inside front cover.                              of AIM Global Health
   Individual stocks that helped Fund                                                      Care Fund. He began his investment
performance included PacifiCare Health                                                     career in 1995 as an equity trader. He
Systems, a managed health care provider                                                    joined AIM in 1997 and a year later
serving more than 3 million members                                                        became an analyst on AIM's International
primarily in the western United States.                                                    (Europe/Canada) investment management
PacifiCare has grown by                                                                    team. He was promoted to his current
                                                                                           position in 2003. A native of
                                                                                           Johannesburg, South Africa, Mr.
                                                                                           Unterhalter received a B.A. from The
                                                                                           University of Texas at Austin and an
                                                                                           M.B.A. from the University of St.
                                                                                           Thomas.

                                                                                                     [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to              values and expenses may not be used to
                                             estimate the expenses that you paid over      estimate the actual ending account
As a shareholder of the Fund, you incur      the period. Simply divide your account        balance or expenses you paid for the
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       period. You may use this information to
costs, which may include sales charges       account value divided by $1,000 = 8.6),       compare the ongoing costs of investing
(loads) on purchase payments; contingent     then multiply the result by the number        in the Fund and other funds. To do so,
deferred sales charges on redemptions;       in the table under the heading entitled       compare this 5% hypothetical example
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       with the 5% hypothetical examples that
ongoing costs, including management          estimate the expenses you paid on your        appear in the shareholder reports of the
fees; distribution and/or service fees       account during this period.                   other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                      in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
November 1, 2004, through April 30,          before expenses, which is not the Fund's      information is useful in comparing
2005.                                        actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended April 30, 2005, appear in the           if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 2. The       included, your costs would have been
about actual account values and actual       hypothetical account                          higher.
expenses. You may use the information in
this table, together

====================================================================================================================================
                                                        ACTUAL                                HYPOTHETICAL
                                                                                   (5% ANNUAL RETURN BEFORE EXPENSES)

              BEGINNING ACCOUNT       ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT              EXPENSES
SHARE              VALUE                  VALUE                 PAID DURING           VALUE                  PAID DURING
CLASS            (11/1/04)            (4/30/05)(1)              PERIOD(2,3)          (4/30/05)               PERIOD(2,4)
-----         -----------------       -------------             -----------       --------------             -----------
  A              $1,000.00              $1,031.50                  $ 8.11            $1,016.81                 $ 8.05
  B               1,000.00               1,028.60                   11.12             1,013.84                  11.04
  C               1,000.00               1,028.20                   11.11             1,013.84                  11.04

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.61%, 2.21%, and 2.21% for Class A, B and C shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees and reduce the Class A 12B-1 Fees from 0.50% to 0.35%. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.48%, 2.13% and 2.13% for Class A, B and C shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.45, $10.71 and $10.71 for Class A, B and C shares, respectively.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.40, $10.64 and $10.64 for Class A, B and C shares, respectively.

====================================================================================================================================

                                             [ARROW
                                             BUTTON   For More Information Visit
                                             IMAGE]      AIMINVESTMENTS.COM

AIM GLOBAL HEALTH CARE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.


========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable          As of 3/31/05, including applicable
sales charges                                sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (8/7/89)                11.90%     Inception (8/7/89)               11.86%
10 Years                          12.34      10 Years                         11.88
 5 Years                           7.19       5 Years                          6.61
 1 Year                           -2.58       1 Year                          -5.30

CLASS B SHARES                               CLASS B SHARES
Inception (4/1/93)                12.58%     Inception (4/1/93)               12.53%
10 Years                          12.44      10 Years                         11.97
 5 Years                           7.39       5 Years                          6.81
 1 Year                           -3.23       1 Year                          -6.08

CLASS C SHARES                               CLASS C SHARES
Inception (3/1/99)                 7.88%     Inception (3/1/99)                7.72%
 5 Years                           7.69       5 Years                          7.13
 1 Year                            0.77       1 Year                          -2.08

========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        PERFORMANCE FIGURES DO NOT REFLECT            TINGENT DEFERRED SALES CHARGE (CDSC) FOR
PAST PERFORMANCE AND CANNOT GUARANTEE        DEDUCTION OF TAXES A SHAREHOLDER WOULD        THE PERIOD INVOLVED. THE CDSC ON CLASS B
COMPARABLE FUTURE RESULTS; CURRENT           PAY ON FUND DISTRIBUTIONS OR SALE OF          SHARES DECLINES FROM 5% BEGINNING AT THE
PERFORMANCE MAY BE LOWER OR HIGHER.          FUND SHARES. INVESTMENT RETURN AND            TIME OF PURCHASE TO 0% AT THE BEGINNING
PLEASE VISIT OUR WEB SITE,                   PRINCIPAL VALUE WILL FLUCTUATE SO THAT        OF THE SEVENTH YEAR. THE CDSC ON CLASS C
AIMINVESTMENTS.COM, FOR THE MOST RECENT      YOU MAY HAVE A GAIN OR LOSS WHEN YOU          SHARES IS 1% FOR THE FIRST YEAR AFTER
MONTH-END PERFORMANCE. PERFORMANCE           SELL SHARES.                                  PURCHASE.
FIGURES REFLECT REINVESTED
DISTRIBUTIONS, CHANGES IN NET ASSET             CLASS A SHARE PERFORMANCE REFLECTS            THE PERFORMANCE OF THE FUND'S SHARE
VALUE AND THE EFFECT OF THE MAXIMUM          THE MAXIMUM 4.75% SALES CHARGE, AND           CLASSES WILL DIFFER DUE TO DIFFERENT
SALES CHARGE UNLESS OTHERWISE STATED.        CLASS B AND CLASS C SHARE PERFORMANCE         SALES CHARGE STRUCTURES AND CLASS
                                             REFLECTS THE APPLICABLE CON-                  EXPENSES.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-66.06%

BIOTECHNOLOGY-12.58%

Abgenix, Inc.(a)                                   92,611   $    645,499
------------------------------------------------------------------------
Amgen Inc.(a)(b)                                  601,555     35,016,517
------------------------------------------------------------------------
Corgentech Inc.(a)(c)                             150,600        331,320
------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)                 1,130,000     10,226,500
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          274,700     10,191,370
------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.(a)                  755,000      1,845,975
------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)                      13,930         40,397
------------------------------------------------------------------------
Nabi Biopharmaceuticals(a)                        334,916      3,650,584
------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                      124,428      5,889,799
------------------------------------------------------------------------
Protein Design Labs, Inc.(a)(c)                 1,186,800     21,219,984
------------------------------------------------------------------------
Serologicals Corp.(a)                              75,400      1,623,362
========================================================================
                                                              90,681,307
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.28%

Dionex Corp.(a)                                    47,600      2,044,420
========================================================================

HEALTH CARE EQUIPMENT-19.92%

ATS Medical, Inc.(a)(c)                           435,100      1,601,168
------------------------------------------------------------------------
Bard (C.R.), Inc.(b)                               38,500      2,740,045
------------------------------------------------------------------------
Baxter International Inc.                         106,400      3,947,440
------------------------------------------------------------------------
Becton, Dickinson & Co.(b)                         44,400      2,598,288
------------------------------------------------------------------------
Boston Scientific Corp.(a)                        284,900      8,427,342
------------------------------------------------------------------------
Cytyc Corp.(a)                                    213,700      4,553,947
------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.(a)                       85,000        575,450
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           148,200      8,800,116
------------------------------------------------------------------------
Guidant Corp.                                     388,900     28,809,712
------------------------------------------------------------------------
IntraLase Corp.(a)(c)                             117,500      1,964,600
------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                          60,000      3,687,000
------------------------------------------------------------------------
Medtronic, Inc.                                   445,000     23,451,500
------------------------------------------------------------------------
SonoSite, Inc.(a)                                 352,700     10,265,333
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         602,300     23,507,769
------------------------------------------------------------------------
Thermo Electron Corp.(a)                          159,200      3,976,816
------------------------------------------------------------------------
Varian Inc.(a)                                    195,200      6,474,784
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   111,200      3,751,888
------------------------------------------------------------------------
Vnus Medical Technologies(a)(c)                   150,400      1,445,344
------------------------------------------------------------------------
Waters Corp.(a)                                    75,500      2,992,065
========================================================================
                                                             143,570,607
========================================================================

HEALTH CARE FACILITIES-4.18%

Community Health Systems Inc.(a)                  600,000     21,870,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

HEALTH CARE FACILITIES-(CONTINUED)

HCA Inc.                                           74,000   $  4,132,160
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           40,000      2,050,000
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B            36,300      2,059,662
========================================================================
                                                              30,111,822
========================================================================

HEALTH CARE SERVICES-5.02%

Caremark Rx, Inc.(a)                              189,700      7,597,485
------------------------------------------------------------------------
DaVita, Inc.(a)                                    70,600      2,845,180
------------------------------------------------------------------------
HMS Holdings Corp.(a)(d)                        1,750,000     11,340,000
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)       317,600     14,412,688
========================================================================
                                                              36,195,353
========================================================================

HEALTH CARE SUPPLIES-1.20%

Advanced Medical Optics, Inc.(a)                   45,500      1,682,590
------------------------------------------------------------------------
DENTSPLY International Inc.                        51,000      2,787,660
------------------------------------------------------------------------
Gen-Probe Inc.(a)                                   2,400        120,456
------------------------------------------------------------------------
Symmetry Medical Inc.(a)                          236,000      4,059,200
========================================================================
                                                               8,649,906
========================================================================

MANAGED HEALTH CARE-4.10%

Aetna Inc.                                         44,000      3,228,280
------------------------------------------------------------------------
Humana Inc.(a)                                     58,800      2,037,420
------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                284,200     16,983,792
------------------------------------------------------------------------
WellPoint, Inc.(a)                                 57,000      7,281,750
========================================================================
                                                              29,531,242
========================================================================

PHARMACEUTICALS-18.78%

Forest Laboratories, Inc.(a)                      406,100     14,489,648
------------------------------------------------------------------------
IVAX Corp.(a)                                      75,700      1,430,730
------------------------------------------------------------------------
Johnson & Johnson                                  13,000        892,190
------------------------------------------------------------------------
Lilly (Eli) & Co.                                 364,600     21,318,162
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(c)           202,100      5,679,010
------------------------------------------------------------------------
MGI Pharma, Inc.(a)                               155,200      3,422,160
------------------------------------------------------------------------
Pfizer Inc.                                     1,850,000     50,264,500
------------------------------------------------------------------------
Valeant Pharmaceuticals International              58,800      1,220,100
------------------------------------------------------------------------
Wyeth(c)                                          814,800     36,617,112
========================================================================
                                                             135,333,612
========================================================================
    Total Domestic Common Stocks (Cost
      $432,622,808)                                          476,118,269
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-29.71%

CANADA-2.02%

QLT Inc. (Biotechnology)(a)(c)                  1,360,900     14,588,848
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

DENMARK-1.63%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(e)                            231,700   $ 11,713,762
========================================================================

FRANCE-5.05%

Sanofi-Aventis (Pharmaceuticals)(e)               411,000     36,395,205
========================================================================

GERMANY-0.41%

Altana A.G. (Pharmaceuticals)(c)(e)                20,000      1,254,089
------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(c)(e)                 22,000      1,680,655
========================================================================
                                                               2,934,744
========================================================================

INDIA-0.05%

Wockhardt Ltd. (Pharmaceuticals)(e)                45,000        361,001
========================================================================

ISRAEL-0.24%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                56,300      1,758,812
========================================================================

JAPAN-10.71%

Astellas Pharma Inc. (Pharmaceuticals)(e)         893,230     32,343,223
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)(e)            1,066,000     35,517,878
------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(c)(e)                         316,000      4,406,939
------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(e)                             50,000      1,115,886
------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(e)                             78,000      3,795,867
========================================================================
                                                              77,179,793
========================================================================

NETHERLANDS-0.20%

Akzo Nobel N.V. (Diversified Chemicals)(c)(e)      35,000      1,435,087
========================================================================

SWITZERLAND-7.38%

Novartis A.G. (Pharmaceuticals)(e)                 20,000        973,499
------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)               285,600     13,917,288
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(e)           316,600     38,305,972
========================================================================
                                                              53,196,759
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


UNITED KINGDOM-2.02%

Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)                               467,900   $ 14,542,332
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $179,149,606)                          214,106,343
========================================================================

MONEY MARKET FUNDS-3.75%

Liquid Assets Portfolio-Institutional
  Class(f)                                     13,528,034     13,528,034
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    13,528,034     13,528,034
========================================================================
    Total Money Market Funds (Cost
      $27,056,068)                                            27,056,068
========================================================================
TOTAL INVESTMENTS-99.52% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $638,828,482)                717,280,680
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.82%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  17,361,050     17,361,050
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  17,361,050     17,361,050
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $34,722,100)                                      34,722,100
========================================================================
TOTAL INVESTMENTS-104.34% (Cost $673,550,582)                752,002,780
========================================================================
OTHER ASSETS LESS LIABILITIES-(4.34%)                        (31,293,442)
========================================================================
NET ASSETS-100.00%                                          $720,709,338
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(d) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security at April 30, 2005 represented 1.57% of the Fund's Net Assets. See Note 3.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $169,299,063, which represented 22.51% of the Fund's Total Investments. See
    Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $606,333,297)*                               $678,884,612
-----------------------------------------------------------
Investments in affiliates (cost $67,217,285)     73,118,168
===========================================================
    Total investments (cost $673,550,582)       752,002,780
===========================================================
Foreign currencies, at market value (cost
  $5,551,896)                                     5,564,577
-----------------------------------------------------------
Receivables for:
  Investments sold                                8,067,702
-----------------------------------------------------------
  Fund shares sold                                  550,773
-----------------------------------------------------------
  Dividends                                         687,858
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               24,552
-----------------------------------------------------------
Other assets                                         44,092
===========================================================
    Total assets                                766,942,334
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           9,365,779
-----------------------------------------------------------
  Fund shares reacquired                          1,269,788
-----------------------------------------------------------
  Options written, at market value (premiums
    received $107,611)                               90,620
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 51,039
-----------------------------------------------------------
  Collateral upon return of securities loaned    34,722,100
-----------------------------------------------------------
Accrued distribution fees                           299,619
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,787
-----------------------------------------------------------
Accrued transfer agent fees                         344,645
-----------------------------------------------------------
Accrued operating expenses                           87,619
===========================================================
    Total liabilities                            46,232,996
===========================================================
Net assets applicable to shares outstanding    $720,709,338
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $574,953,811
-----------------------------------------------------------
Undistributed net investment income (loss)       (3,369,048)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                           70,636,745
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      78,487,830
===========================================================
                                               $720,709,338
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $527,675,289
___________________________________________________________
===========================================================
Class B                                        $151,468,541
___________________________________________________________
===========================================================
Class C                                        $ 41,565,508
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          19,391,123
___________________________________________________________
===========================================================
Class B                                           6,116,504
___________________________________________________________
===========================================================
Class C                                           1,677,376
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      27.21
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.21 divided by
      95.25%)                                  $      28.57
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      24.76
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      24.78
___________________________________________________________
===========================================================

* At April 30, 2005, securities with an aggregate market value of $34,334,016 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $119,534)        $  2,729,943
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $59,724 after rebates of
  $1,135,591)                                                      555,273
==========================================================================
    Total investment income                                      3,285,216
==========================================================================

EXPENSES:

Advisory fees                                                    3,613,690
--------------------------------------------------------------------------
Administrative services fees                                        95,906
--------------------------------------------------------------------------
Custodian fees                                                      64,216
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,091,844
--------------------------------------------------------------------------
  Class B                                                          809,842
--------------------------------------------------------------------------
  Class C                                                          210,737
--------------------------------------------------------------------------
Transfer agent fees                                              1,113,042
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           20,639
--------------------------------------------------------------------------
Other                                                              194,004
==========================================================================
    Total expenses                                               7,213,920
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (592,489)
==========================================================================
    Net expenses                                                 6,621,431
==========================================================================
Net investment income (loss)                                    (3,336,215)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $1,541,296)                                71,645,430
--------------------------------------------------------------------------
  Foreign currencies                                             1,183,631
--------------------------------------------------------------------------
  Option contracts written                                         694,577
==========================================================================
                                                                73,523,638
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (46,445,655)
--------------------------------------------------------------------------
  Foreign currencies                                               (21,744)
--------------------------------------------------------------------------
  Option contracts written                                          16,991
==========================================================================
                                                               (46,450,408)
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              27,073,230
==========================================================================
Net increase in net assets resulting from operations          $ 23,737,015
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,336,215)   $ (6,197,206)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             73,523,638       2,226,893
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (46,450,408)     74,419,537
==========================================================================================
    Net increase in net assets resulting from operations        23,737,015      70,449,224
==========================================================================================
Share transactions-net:
  Class A                                                      (40,235,697)    (36,913,672)
------------------------------------------------------------------------------------------
  Class B                                                      (21,918,261)    (27,292,117)
------------------------------------------------------------------------------------------
  Class C                                                       (2,524,336)     (4,466,634)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (64,678,294)    (68,672,423)
==========================================================================================
    Net increase (decrease) in net assets                      (40,941,279)      1,776,801
==========================================================================================

NET ASSETS:

  Beginning of period                                          761,650,617     759,873,816
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(3,369,048) and $(32,833),
    respectively)                                             $720,709,338    $761,650,617
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.975%
----------------------------------------------------------------------
Next $500 million                                                0.95%
----------------------------------------------------------------------
Next $500 million                                               0.925%
----------------------------------------------------------------------
Over $1.5 billion                                                0.90%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Next $250 million                                               0.74%
---------------------------------------------------------------------
Next $500 million                                               0.73%
---------------------------------------------------------------------
Next $1.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.71%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.69%
---------------------------------------------------------------------
Over $10 billion                                                0.68%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $560,606.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $22,875 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was $95,906.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,113,042.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b -1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to January 1, 2005, the Fund paid ADI 0.50% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $1,091,844, $809,842 and $210,737, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $43,128 in front-end sales commissions from the sale of Class A shares and $535, $30,062 and $2,578 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                      MARKET VALUE       PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                    10/31/04          AT COST         FROM SALES      (DEPRECIATION)      04/30/05       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $ 55,677,436     $ 97,282,971     $(139,432,373)      $        --     $13,528,034     $245,420     $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 55,677,436       97,282,971      (139,432,373)               --      13,528,034      250,129              --
====================================================================================================================================
  Subtotal            $111,354,872     $194,565,942     $(278,864,746)      $        --     $27,056,068     $495,549     $        --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            UNREALIZED
                      MARKET VALUE       PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                    10/31/04          AT COST         FROM SALES      (DEPRECIATION)      04/30/05       INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $ 58,403,007     $136,854,169     $(177,896,126)      $        --     $17,361,050     $ 29,585     $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 58,403,007      135,483,150      (176,525,107)               --      17,361,050       30,139              --
====================================================================================================================================
  Subtotal            $116,806,014     $272,337,319     $(354,421,233)      $        --     $34,722,100     $ 59,724     $        --
====================================================================================================================================

* Net of rebates.

INVESTMENTS IN OTHER AFFILIATES:

    The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2005.

                                                                            UNREALIZED
                      MARKET VALUE       PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
                        10/31/04          AT COST         FROM SALES      (DEPRECIATION)      04/30/05       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.    $ 12,547,500     $         --     $          --       $(1,207,500)    $11,340,000     $     --     $        --
====================================================================================================================================
  Total               $240,708,386     $466,903,261     $(633,285,979)      $(1,207,500)    $73,118,168     $555,273     $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $1,931,528 and sales of $2,926,120, which resulted in net realized gains of $1,541,296.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $9,008.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $3,185 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $34,334,016 were on loan to brokers. The loans were secured by cash collateral of $34,722,100 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $59,724 for securities lending transactions, which are net of rebates.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         6,468        802,188
------------------------------------------------------------------------------------
Expired                                                        (5,500)      (694,577)
====================================================================================
End of period                                                     968      $ 107,611
____________________________________________________________________________________
====================================================================================

                                               OPEN OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   APRIL 30,        UNREALIZED
                                                   CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2005         APPRECIATION
CALLS                                               MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                                          May-05      $60         400       $ 44,798      $14,000          $ 30,798
--------------------------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                   May-05       70         385         47,812       69,300           (21,488)
--------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                             May-05       60         183         15,001        7,320             7,681
================================================================================================================================
Total outstanding options written                                           968       $107,611      $90,620          $ 16,991
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $436,086,916 and $430,907,464, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $103,837,865
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (27,035,790)
==============================================================================
Net unrealized appreciation of investment securities             $ 76,802,075
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $675,200,705.

NOTE 12--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        860,079    $ 23,486,614     2,842,327    $  74,874,308
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        283,335       7,071,336       887,587       21,358,988
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        265,049       6,596,679       351,636        8,481,257
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        245,785       6,717,089       526,423       13,918,611
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (269,722)     (6,717,089)      (92,253)     (13,918,611)
=======================================================================================================================
Reacquired:
  Class A                                                     (2,576,016)    (70,439,400)   (4,792,895)    (125,706,591)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (893,901)    (22,272,508)   (1,929,658)     (34,732,494)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (366,643)     (9,121,015)     (539,454)     (12,947,891)
=======================================================================================================================
                                                              (2,452,034)   $(64,678,294)   (2,746,287)   $ (68,672,423)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 13--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Health Sciences Fund ("Selling Fund"), a series of AIM Sector Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

  The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,          -----------------------------------------------------------------
                                             2005              2004           2003        2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  26.38          $  24.09       $  22.41    $  29.93       $  30.12       $  24.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.10)(a)         (0.17)(a)      (0.13)      (0.29)(a)      (0.39)(a)      (0.22)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.93              2.46           1.81       (3.17)          3.44           8.62
==============================================================================================================================
    Total from investment operations           0.83              2.29           1.68       (3.46)          3.05           8.40
==============================================================================================================================
Less distributions from net realized
  gains                                          --                --             --       (4.06)         (3.24)         (2.28)
==============================================================================================================================
Net asset value, end of period             $  27.21          $  26.38       $  24.09    $  22.41       $  29.93       $  30.12
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                3.15%             9.51%          7.50%     (13.76)%        10.85%         38.49%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $527,675          $550,319       $536,746    $533,216       $588,072       $460,445
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.61%(c)          1.89%          1.94%       1.86%          1.75%          1.73%
==============================================================================================================================
  Without fee waivers and/or expense
    reimbursements                             1.77%(c)          1.91%          1.94%       1.86%          1.75%          1.73%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.73)%(c)        (0.63)%        (0.56)%     (1.10)%        (1.28)%        (0.85)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                       62%               64%            99%        153%           207%           242%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $548,116,485.
(d)  Not annualized for periods less than one year.

                                                                                CLASS B
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,          -----------------------------------------------------------------
                                             2005              2004           2003        2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  24.08          $  22.09       $  20.66    $  28.03       $  28.53       $  22.96
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.16)(a)         (0.27)(a)      (0.23)      (0.38)(a)      (0.51)(a)      (0.34)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.84              2.26           1.66       (2.93)          3.25           8.19
==============================================================================================================================
    Total from investment operations           0.68              1.99           1.43       (3.31)          2.74           7.85
==============================================================================================================================
Less distributions from net realized
  gains                                          --                --             --       (4.06)         (3.24)         (2.28)
==============================================================================================================================
Net asset value, end of period             $  24.76          $  24.08       $  22.09    $  20.66       $  28.03       $  28.53
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                2.82%             9.01%          6.92%     (14.21)%        10.32%         37.78%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $151,469          $168,468       $179,646    $187,793       $219,036       $144,861
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.21%(c)          2.39%          2.44%       2.36%          2.25%          2.23%
==============================================================================================================================
  Without fee waivers and/or expense
    reimbursements                             2.37%(c)          2.41%          2.44%       2.36%          2.25%          2.23%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.33)%(c)        (1.13)%        (1.06)%     (1.60)%        (1.78)%        (1.35)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                       62%               64%            99%        153%           207%           242%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $163,310,636.
(d)  Not annualized for periods less than one year.

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,          ------------------------------------------------------------
                                             2005             2004          2003       2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 24.09           $ 22.11       $ 20.67    $ 28.03       $ 28.53       $ 22.96
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.16)(a)         (0.27)(a)     (0.23)     (0.38)(a)     (0.51)(a)     (0.34)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.85              2.25          1.67      (2.92)         3.25          8.19
=========================================================================================================================
    Total from investment operations          0.69              1.98          1.44      (3.30)         2.74          7.85
=========================================================================================================================
Less distributions from net realized
  gains                                         --                --            --      (4.06)        (3.24)        (2.28)
=========================================================================================================================
Net asset value, end of period             $ 24.78           $ 24.09       $ 22.11    $ 20.67       $ 28.03       $ 28.53
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                               2.86%             8.95%         6.97%    (14.18)%       10.32%        37.77%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $41,566           $42,863       $43,482    $46,759       $36,366       $12,339
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.21%(c)          2.39%         2.44%      2.36%         2.25%         2.23%
=========================================================================================================================
  Without fee waivers and/or expense
    reimbursements                            2.37%(c)          2.41%         2.44%      2.36%         2.25%         2.23%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.33)%(c)        (1.13)%       (1.06)%    (1.60)%       (1.78)%       (1.35)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(d)                      62%               64%           99%       153%          207%          242%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $42,496,615.
(d)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson                            COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  Karen Dunn Kelley                             1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                               SECTOR EQUITY

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                     AIM Energy Fund(1)
AIM Basic Value Fund                         AIM Financial Services Fund(1)
AIM Blue Chip Fund                           AIM Global Health Care Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                       AIM Leisure Fund(1)
AIM Diversified Dividend Fund                AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                         AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund               AIM Technology Fund(1)
AIM Large Cap Growth Fund                    AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                    FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                    TAXABLE
AIM Opportunities III Fund
AIM Premier Equity Fund                      AIM Floating Rate Fund
AIM S&P 500 Index Fund(1)                    AIM High Yield Fund
AIM Select Equity Fund                       AIM Income Fund
AIM Small Cap Equity Fund(3)                 AIM Intermediate Government Fund
AIM Small Cap Growth Fund(4)                 AIM Limited Maturity Treasury Fund
AIM Small Company Growth Fund(1)             AIM Money Market Fund
AIM Trimark Endeavor Fund                    AIM Short Term Bond Fund
AIM Trimark Small Companies Fund             AIM Total Return Bond Fund
AIM Weingarten Fund                          Premier Portfolio
                                             Premier U.S. Government Money Portfolio(1)
*Domestic equity and income fund
                                             TAX-FREE

       INTERNATIONAL/GLOBAL EQUITY           AIM High Income Municipal Fund
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                               AIM ALLOCATION SOLUTIONS
AIM Global Growth Fund
AIM Global Value Fund                        AIM Conservative Allocation Fund
AIM International Core Equity Fund(1)        AIM Growth Allocation Fund(8)
AIM International Growth Fund                AIM Moderate Allocation Fund
AIM International Small Company Fund(6)      AIM Moderate Growth Allocation Fund
AIM Trimark Fund                             AIM Moderately Conservative Allocation Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com             GHC-SAR-1                A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]
  --Registered Trademark--


Mutual   Retirement   Annuities    College   Separately    Offshore   Cash
Funds    Products                  Savings   Managed       Products   Management
                                   Plans     Accounts

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--

                                                                  AIM LIBRA FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--

AIM LIBRA FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             financial reporting purposes, and as
                                                                                           such, the net asset values for
o Effective September 30, 2003, Class B      o The unmanaged Standard & Poor's             shareholder transactions and the returns
shares are not available as an               Composite Index of 500 Stocks (the S&P        based on those net asset values may
investment for retirement plans              500--Registered Trademark-- Index) is an      differ from the net asset values and
maintained pursuant to Section 401 of        index of common stocks frequently used        returns reported in the Financial
the Internal Revenue Code, including         as a general measure of U.S. stock            Highlights.
401(k) plans, money purchase pension         market performance.
plans and profit sharing plans. Plans                                                      o Industry classifications used in this
that have existing accounts invested in      o The unmanaged Russell                       report are generally according to the
Class B shares will continue to be           Midcap--Registered Trademark-- Growth         Global Industry Classification Standard,
allowed to make additional purchases.        Index is a subset of the Russell              which was developed by and is the
                                             Midcap--Registered Trademark-- Index,         exclusive property and a service mark of
PRINCIPAL RISKS OF INVESTING IN THE FUND     which represents the performance of the       Morgan Stanley Capital International
                                             stocks of domestic mid-capitalization         Inc. and Standard & Poor's.
o Investing in small and mid-size            companies; the Growth subset measures
companies involves risks not associated      the performance of Russell Midcap             The Fund provides a complete list of its
with investing in more established           companies with higher price/book ratios       holdings four times in each fiscal year,
companies, including business risk,          and higher forecasted growth values.          at the quarter-ends. For the second and
significant stock price fluctuations and                                                   fourth quarters, the lists appear in the
illiquidity.                                 o The unmanaged Lipper Multi-Cap Growth       Fund's semiannual and annual reports to
                                             Fund Index represents an average of the       shareholders. For the first and third
o The Fund may invest up to 25% of its       performance of the 30 largest                 quarters, the Fund files the lists with
assets in the securities of non-U.S.         multi-capitalization growth funds             the Securities and Exchange Commission
issuers. International investing             tracked by Lipper, Inc., an independent       (SEC) on Form N-Q. Shareholders can look
presents certain risks not associated        mutual fund performance monitor.              up the Fund's Forms N-Q on the SEC's Web
with investing solely in the United                                                        site at sec.gov. Copies of the Fund's
States. These include risks relating to      o The Fund is not managed to track the        Forms N-Q may be reviewed and copied at
fluctuations in the value of the U.S.        performance of any particular index,          the SEC's Public Reference Room at 450
dollar relative to the values of other       including the indexes defined here, and       Fifth Street, N.W., Washington, D.C.
currencies, the custody arrangements         consequently, the performance of the          20549-0102. You can obtain information
made for the Fund's foreign holdings,        Fund may deviate significantly from the       on the operation of the Public Reference
differences in accounting, political         performance of the indexes.                   Room, including information about
risks and the lesser degree of public                                                      duplicating fee charges, by calling
information required to be provided by       o A direct investment cannot be made in       1-202-942-8090 or 1-800-732-0330, or by
non-U.S. companies.                          an index. Unless otherwise indicated,         electronic request at the following
                                             index results include reinvested              e-mail address: publicinfo@sec.gov. The
o Because of the Fund's relatively high      dividends, and they do not reflect sales      SEC file numbers for the Fund are 811-
degree of turnover and volatility, it is     charges. Performance of an index of           05426 and 33-19338. The Fund's most
best suited for aggressive investors.        funds reflects fund expenses;                 recent portfolio holdings, as filed on
                                             performance of a market index does not.       Form N-Q, are also available at
                                                                                           AIMinvestments.com.
                                             OTHER INFORMATION
                                                                                           A description of the policies and
                                             o The returns shown in management's           procedures that the Fund uses to
                                             discussion of Fund performance are based      determine how to vote proxies relating
                                             on net asset values calculated for            to portfolio securities is available
                                             shareholder transactions. Generally           without charge, upon request, from our
                                             accepted accounting principles require        Client Services department at
                                             adjustments to be made to the net assets      800-959-4246 or on the AIM Web site,
                                             of the Fund at period end for                 AIMinvestments.com. On the home page,
                                                                                           scroll down and click on AIM Funds Proxy
                                                                                           Policy. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM LIBRA FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
   [GRAHAM          international, produced positive total returns for the six
    PHOTO]          months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter months of 2004. Year-to-date as of April 30, 2005, the returns were far less attractive.

                         High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
ROBERT H. GRAHAM    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth
                    increase since mid-2004. Should the Fed continue to raise
                    rates, this could eventually dampen economic performance,
                    which in fact has been quite good. Gross domestic product
                    grew 4.4% for all of 2004 and the preliminary estimate of
 [WILLIAMSON        annualized growth for the first quarter of 2005 was 3.5%.
   PHOTO]
                         o   Though the growth rate of the manufacturing sector
                             slowed in April and again in May, manufacturing
                             continued to grow, according to the Institute for
                             Supply Management (ISM), whose purchasing manager
                             surveys cover more than 80% of the U.S. economy.
                             In May, manufacturing grew for the 24th
MARK H. WILLIAMSON           consecutive month while the overall economy grew
                             for the 43rd consecutive month, ISM reported.

                         o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                         o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                         o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                         After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                         o   keep a long-term investment perspective,

                         o make sure their portfolio of investments is suitably diversified, and

                         o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                         We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

                    Robert H. Graham                      Mark H. Williamson
                    President & Vice Chair, AIM Funds     Chairman & President,
                                                          A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM LIBRA FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY                          =======================================          We also believe that an important
                                                                                           determiner of success in growth
On December 31, 2004, changes were made      FUND VS. INDEXES                              investing is related to management's
to the Fund's portfolio management team                                                    sell discipline. We consider selling or
with the objective of improving long-        Total returns, 10/31/04-4/30/05,              decreasing a holding when
term performance. Our goal is to produce     excluding applicable sales charges. If
consistent, strong, risk-adjusted            sales charges were included, returns          o the company experiences decelerating
returns for long-term investors.             would be lower.                               or disappointing earnings,

     For the six-month reporting period      Class A Shares                    2.21%       o the stock's price reaches our
ended April 30, 2005, the Fund                                                             valuation target or
outperformed its peer group index, the       Class B Shares                    1.91
Lipper Multi-Cap Growth Fund Index,                                                        o we find a more attractive investment
primarily because of our strong stock        Class C Shares                    1.99        option.
selection in the information technology
and consumer discretionary sectors.          S&P 500 Index                                 MARKET CONDITIONS AND YOUR FUND
During the period, large-cap and mid-cap     (Broad Market Index)              3.28
stocks generally outperformed small-cap                                                    The S&P 500 Index recorded most of its
stocks by a wide margin. The Fund, which     Russell Midcap Growth Index                   gains for the period during the first
focuses on small- and mid-cap stocks,        (Style-specific Index)            4.07        two months of the period, as the year
lagged the broad market index and its                                                      2004 ended with a sense of optimism in
style-specific, benchmark index, as both                                                   the financial markets. The outlook for
indexes hold mostly mid- and large-cap       Lipper Multi-Cap Growth Fund                  2005 was promising, gross domestic
stocks. Also, the Fund's holdings in the     Index (Peer Group Index)          0.56        product growth had been consistently
health care and industrials sectors                                                        strong and the uncertainty that preceded
adversely affected performance.              SOURCE: LIPPER,INC.                           the U.S. presidential election had been
                                                                                           resolved. However, despite solid growth
     The strongest contribution              =======================================       and optimistic forecasts, equity markets
            to performance                                                                 have failed to gain consistent traction
           was provided by                   HOW WE INVEST                                 so far this year, with investors
           technology stocks.                                                              worrying about the possible effects of
                                             We manage the Fund using a bottom-up          climbing energy prices and rising
                                             investment approach, selecting stocks         interest rates.
                                             based on our analysis of individual
                                             companies. We focus on the stocks of             Since taking over management of the
                                             companies with high growth potential, as      Fund, we transitioned the Fund's
                                             demonstrated by consistent and                holdings to the stocks of companies in
                                             accelerating earnings growth.                 which we have strong convictions about
                                                                                           their growth potential and
                                                Our stock selection is based on a          sustainability. As we continued to see
                                             rigorous three-step process that              visible signs of a moderate increase in
                                             includes quantitative, fundamental and        inflation in the economy, we positioned
                                             valuation analysis to identify stocks of      the Fund with a "barbell approach"--a
                                             companies that exhibit consistent,            balanced exposure to more aggressive,
                                             sustainable, above-average earnings           cyclically sensitive names
                                             growth potential. We believe it is only
                                             through in-depth fundamental research
                                             that includes careful financial
                                             statement analysis and meetings with
                                             company management teams that these
                                             opportunities can be found.

=======================================     =========================================      ========================================
PORTFOLIO COMPOSITION                       TOP 5 INDUSTRIES                               TOP 10 EQUITY HOLDINGS
By sector
                                             1. Semiconductors                    8.7%      1. Alliance Data Systems Corp.     2.4%
 1. Information Technology        30.6%
 2. Health Care                   22.8       2. Data Processing &                           2. Univision Communications Inc.-
 3. Consumer Discretionary        19.7          Outsourced Services               8.3          Class A                         2.2
 4. Industrials                   12.0
 5. Financials                     9.4       3. Health Care Equipment             8.1       3. Investors Financial Services
 6. Materials                      2.1                                                         Corp.                           2.2
 7. Energy                         1.9       4. Diversified Commercial Services   5.2
 8. Consumer Staples               1.5                                                      4. Paychex, Inc.                   1.9
 9. Utilities                      0.6       5. Pharmaceuticals                   4.7
    Other Assets Less                                                                       5. Microchip Technology Inc.       1.7
    Liabilities                   -0.6      TOTAL NET ASSETS            $26.9 MILLION
                                                                                            6. Kinetic Concepts, Inc.          1.6
                                            TOTAL NUMBER OF HOLDINGS              122
                                                                                            7. Lamar Advertising Co.-Class A   1.6

                                                                                            8. Maxim Integrated Products, Inc. 1.5

                                                                                            9. Fiserv, Inc.                    1.5

                                                                                           10. Fisher Scientific
                                                                                               International Inc.              1.5
The Fund's holdings are subject to change, and there is no assurance that the
Fund will continue to hold any particular security.
=======================================     =========================================      ========================================

and high quality, less aggressive names.     analysis of its business fundamentals         The views and opinions expressed in
Our inclusion of less aggressive stocks      revealed an attractive difference in the      management's discussion of Fund
provided the Fund with some downside         market's value of its stock and what we       performance are those of A I M Advisors,
protection during the market downturn in     perceived as its growth potential. In         Inc. These views and opinions are
the initial months of the year.              its most recent earnings release, Triad       subject to change at any time based on
                                             announced that a slowdown in the number       factors such as market and economic
   From the date we began managing the       of uninsured patients as well as its          conditions. These views and opinions may
Fund, we increased the number of             more aggressive collection policies had       not be relied upon as investment advice
holdings in the portfolio from 56 to         enabled the company to limit "bad             or recommendations, or as an offer for a
122. This reduces the impact of one          debt"--money owed by patients but never       particular security. The information is
stock's poor performance on the perfor-      collected.                                    not a complete analysis of every aspect
mance of the entire portfolio. We also                                                     of any market, country, industry,
limit stock-specific risk by not                On the other hand, the Fund's              security or the Fund. Statements of fact
allowing the Fund's holding in any one       holdings in biotech and pharmaceutical        are from sources considered reliable,
company to grow to more than                 stocks detracted from performance             but A I M Advisors, Inc. makes no
approximately 3% of the Fund's assets.       primarily because of patent challenges,       representation or warranty as to their
                                             patent expirations, drug withdrawals and      completeness or accuracy. Although
   The strongest contribution to             product injury litigation. An individual      historical performance is no guarantee
performance was provided by information      stock that detracted during the period,       of future results, these insights may
technology stocks. Our stock selection       Eyetech Pharmaceuticals, is a                 help you understand our investment
resulted in significantly higher             biopharmaceutical company specializing        management philosophy.
performance than that of the stocks in       in the development of novel therapeutics
the same sector in the Russell Midcap        for diseases of the eye. The company's             See important Fund and index
Growth Index.                                share price fell after a                         disclosures inside front cover.
                                             weaker-than-expected earnings release in
      ... we constantly review               February 2005. We trimmed our position                            JAY K. RUSHIN,
            each security's                  in the stock.                                       [RUSHIN       Chartered Financial
            fundamentals and                                                                     PHOTO]        Analyst, portfolio
        price target to ensure                  Sirva, a global relocation services                            manager became lead
           a continued fit.                  company, was the most significant                                 portfolio manager,
                                             detractor from performance during the                             of AIM Lbra Fund on
   Stocks that contributed positively to     period. The stock declined when Sirva                             December 31, 2004.
Fund performance included Sungard Data       announced that it would not meet its                              He began his
Systems and Triad Hospitals.                 previously issued earnings guidance for                           investment career in
                                             the fourth quarter of 2004. Reasons                               1994 when he joined
o Sungard provides financial transaction     cited included accounting issues in its       AIM as a portfolio administrator. In
services to companies and government         insurance and European operations and         1996, he left AIM to work as an
agencies. Our investment strategy is         lower-than-expected operating margins in      associate equity analyst at another
designed to identify leading growth          its business segments. We reduced our         firm. He returned to AIM as an equity
companies with sustainable competitive       position in this stock.                       analyst on AIM's small-cap funds in 1998
advantages, strong growth prospects and                                                    and was promoted to senior analyst in
sound management teams. We believe that      IN CLOSING                                    2000. He assumed his current duties as
Sungard Data Systems possesses these key                                                   portfolio manager in 2001. A native of
characteristics, as the company has a        We remain committed to our bottom-up          Gaithersburg, Md., Mr. Rushin holds a
solid business model with great cash         stock selection process, and we               B.A. in English from Florida State
flows and attractive growth                  constantly review each security's             University.
characteristics. Its stock price soared      fundamentals and price target to ensure
when a private equity group announced        a continued fit. We believe that our          Assisted by the Aggressive Growth Team
that it would buy the company at a           strategy of focusing our investments in
premium, whereupon we sold the stock at      companies that show sustainable,              ========================================
an attractive gain to the Fund.              above-average earnings growth while
                                             avoiding high risk stocks has the             On March 22, 2005, the Board of Trustees
o Triad Hospitals owns and manages           potential to provide shareholders with        of AIM Libra Fund approved a proposal to
hospitals and ambulatory surgery centers     consistent risk-adjusted return over a        reorganize the Fund into AIM Aggressive
in small cities and selected larger          long-term investment horizon. We thank        Growth Fund and to submit that proposal
urban markets. Our                           you for your investment in AIM Libra          to the shareholders of AIM Libra Fund.
                                             Fund.                                         The plan was to send proxy voting
                                                                                           materials to shareholders of AIM Libra
                                                                                           Fund during May and to hold a
                                                                                           shareholder meeting on June 28, 2005, at
                                                                                           which shareholders of AIM Libra Fund
                                                                                           would vote on the reorganization
                                                                                           proposal. If approved by shareholders,
                                                                                           the reorganization is expected to be
                                                                                           completed by July 18, 2005.

                                                                                           ========================================

                                                                                           [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.


AIM LIBRA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to              on page 2. The hypothetical account
                                             estimate the expenses that you paid over      values and expenses may not be used to
As a shareholder of the Fund, you incur      the period. Simply divide your account        estimate the actual ending account
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       balance or expenses you paid for the
costs, which may include sales charges       account value divided by $1,000 = 8.6),       period. You may use this information to
(loads) on purchase payments; contingent     then multiply the result by the number        compare the ongoing costs of investing
deferred sales charges on redemptions;       in the table under the heading entitled       in the Fund and other funds. To do so,
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       compare this 5% hypothetical example
ongoing costs, including management          estimate the expenses you paid on your        with the 5% hypothetical examples that
fees; distribution and/or service fees       account during this period.                   appear in the shareholder reports of the
(12b-1); and other Fund expenses. This                                                     other funds.
example is intended to help you              HYPOTHETICAL EXAMPLE FOR
understand your ongoing costs (in            COMPARISON PURPOSES                              Please note that the expenses shown
dollars) of investing in the Fund and to                                                   in the table are meant to highlight your
compare these costs with ongoing costs       The table below also provides                 ongoing costs only and do not reflect
of investing in other mutual funds. The      information about hypothetical account        any transactional costs, such as sales
example is based on an investment of         values and hypothetical expenses based        charges (loads) on purchase payments,
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        contingent deferred sales charges on
period and held for the entire period        an assumed rate of return of 5% per year      redemptions, and redemption fees, if
November 1, 2004, through April 30,          before expenses, which is not the Fund's      any. Therefore, the hypothetical
2005.                                        actual return. The Fund's actual              information is useful in comparing
                                             cumulative total returns at net asset         ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months       you determine the relative total costs
                                             ended April 30, 2005, appear in the           of owning different funds.
The table below provides information         table "Fund vs. Indexes"
about actual account values and actual
expenses. You may use the information in
this table, together

===================================================================================================================================
                                                        ACTUAL                                    HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT      ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE                VALUE               VALUE                  PAID DURING           VALUE                       PAID DURING
CLASS             (11/1/04)            (4/30/05)(1)               PERIOD(2)         (4/30/05)                      PERIOD(2)
  A              $1,000.00              $1,022.10                  $ 9.02           $1,015.87                       $ 9.00
  B               1,000.00               1,019.10                   12.27            1,012.65                        12.23
  C               1,000.00               1,019.90                   12.27            1,012.65                        12.23


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, through April
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30,
    2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio, 1.80%, 2.45%, and 2.45% for Class A, B and C shares, respectively, multiplied by the average account value over the period, multiplied by
    181/365 (to reflect the one-half year period).

===================================================================================================================================

                                            [ARROW   For More Information Visit
                                            BUTTON   AIMinvestments.com
                                            IMAGE]

AIM LIBRA FUND

YOUR FUND'S LONG-TERM PERFORMANCE

   Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

   In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

=========================================   =========================================

AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/05, including applicable         As of 3/31/05, including applicable
sales charges                               sales charges

CLASS A SHARES                              CLASS A SHARES
Inception (11/1/02)                6.88%    Inception (11/1/02)                  9.40%
  1 Year                          -5.53       1 Year                           -10.01

CLASS B SHARES                              CLASS B SHARES
Inception (11/1/02)                7.51%    Inception (11/1/02)                 10.17%
  1 Year                          -5.61       1 Year                           -10.08

CLASS C SHARES                              CLASS C SHARES
Inception (11/1/02)                8.65%    Inception (11/1/02)                 11.32%
  1 Year                          -1.56       1 Year                            -6.29

=========================================   =========================================

THE PERFORMANCE DATA QUOTED REPRESENT       SHAREHOLDER WOULD PAY ON FUND                  TO 0% AT THE BEGINNING OF THE SEVENTH
PAST PERFORMANCE AND CANNOT GUARANTEE       DISTRIBUTIONS OR SALE OF FUND SHARES.          YEAR. THE CDSC ON CLASS C SHARES IS 1%
COMPARABLE FUTURE RESULTS; CURRENT          INVESTMENT RETURN AND PRINCIPAL VALUE          FOR THE FIRST YEAR AFTER PURCHASE.
PERFORMANCE MAY BE LOWER OR HIGHER.         WILL FLUCTUATE SO THAT YOU MAY HAVE A
PLEASE VISIT AIMINVESTMENTS.COM FOR THE     GAIN OR LOSS WHEN YOU SELL SHARES.                THE PERFORMANCE OF THE FUND'S SHARE
MOST RECENT MONTH-END PERFORMANCE.                                                         CLASSES WILL DIFFER DUE TO DIFFERENT
PERFORMANCE FIGURES REFLECT REINVESTED         CLASS A SHARE PERFORMANCE REFLECTS          SALES CHARGE STRUCTURES AND CLASS
DISTRIBUTIONS, CHANGES IN NET ASSET         THE MAXIMUM 5.50% SALES CHARGE, AND            EXPENSES.
VALUE AND THE EFFECT OF THE MAXIMUM         CLASS B AND CLASS C SHARE PERFORMANCE
SALES CHARGE UNLESS OTHERWISE STATED.       REFLECTS THE APPLICABLE CONTINGENT                HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE FIGURES DO NOT REFLECT          DEFERRED SALES CHARGE (CDSC) FOR THE           AND/OR REIMBURSED EXPENSES IN THE PAST,
DEDUCTION OF TAXES A                        PERIOD INVOLVED. THE CDSC ON CLASS B           PERFORMANCE WOULD HAVE BEEN LOWER.
                                            SHARES DECLINES FROM 5% BEGINNING AT THE
                                            TIME OF PURCHASE

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                          MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-100.56%

ADVERTISING-1.59%

Lamar Advertising Co.-Class A(a)               11,400   $   426,132
===================================================================

AEROSPACE & DEFENSE-0.77%

L-3 Communications Holdings, Inc.              2,900        205,813
===================================================================

APPAREL RETAIL-1.29%

Aeropostale, Inc.(a)                           6,200        173,166
-------------------------------------------------------------------
Hot Topic, Inc.(a)                             8,700        173,913
===================================================================
                                                            347,079
===================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.78%

Fossil, Inc.(a)                                9,000        209,340
===================================================================

APPLICATION SOFTWARE-2.35%

Amdocs Ltd. (United Kingdom)(a)                6,500        173,615
-------------------------------------------------------------------
BEA Systems, Inc.(a)                           20,400       140,760
-------------------------------------------------------------------
Synopsys, Inc.(a)                              10,000       164,400
-------------------------------------------------------------------
TIBCO Software Inc.(a)                         21,500       153,510
===================================================================
                                                            632,285
===================================================================

ASSET MANAGEMENT & CUSTODY BANKS-4.03%

Affiliated Managers Group, Inc.(a)             4,100        256,373
-------------------------------------------------------------------
Investors Financial Services Corp.             13,900       583,105
-------------------------------------------------------------------
Nuveen Investments-Class A                     7,200        244,728
===================================================================
                                                          1,084,206
===================================================================

BIOTECHNOLOGY-3.91%

Amylin Pharmaceuticals, Inc.(a)                11,000       187,000
-------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                6,050        139,089
-------------------------------------------------------------------
MedImmune, Inc.(a)                             8,200        208,034
-------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                5,700        199,272
-------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                   2,550        120,704
-------------------------------------------------------------------
QLT Inc. (Canada)(a)                           18,400       197,248
===================================================================
                                                          1,051,347
===================================================================

BREWERS-0.73%

Molson Coors Brewing Co.-Class B               3,200        197,600
===================================================================

BROADCASTING & CABLE TV-3.06%

Radio One, Inc.-Class D(a)                     17,900       233,953
-------------------------------------------------------------------
Univision Communications Inc.-Class A(a)       22,400       588,896
===================================================================
                                                            822,849
===================================================================

BUILDING PRODUCTS-1.10%

American Standard Cos. Inc.                    4,800        214,608
-------------------------------------------------------------------

                                                          MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------

BUILDING PRODUCTS-(CONTINUED)

York International Corp.                       2,100    $    82,173
===================================================================
                                                            296,781
===================================================================

CASINOS & GAMING-1.29%

Aztar Corp.(a)                                 6,500        177,515
-------------------------------------------------------------------
International Game Technology                  6,300        169,407
===================================================================
                                                            346,922
===================================================================

COMMUNICATIONS EQUIPMENT-1.02%

Juniper Networks, Inc.(a)                      10,000       225,900
-------------------------------------------------------------------
Tekelec(a)                                     3,600         48,996
===================================================================
                                                            274,896
===================================================================

COMPUTER & ELECTRONICS RETAIL-0.92%

Best Buy Co., Inc.                             4,900        246,666
===================================================================

COMPUTER STORAGE & PERIPHERALS-1.00%

Brocade Communications Systems, Inc.(a)        23,300       101,588
-------------------------------------------------------------------
Electronics for Imaging, Inc.(a)               10,200       167,484
===================================================================
                                                            269,072
===================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.50%

Terex Corp.(a)                                 3,600        134,568
===================================================================

CONSUMER ELECTRONICS-0.47%

Harman International Industries, Inc.          1,600        125,728
===================================================================

CONSUMER FINANCE-0.64%

SLM Corp.                                      3,600        171,504
===================================================================

DATA PROCESSING & OUTSOURCED SERVICES-8.33%

Affiliated Computer Services, Inc.-Class A(a)  5,800        276,486
-------------------------------------------------------------------
Alliance Data Systems Corp.(a)                 16,300       658,520
-------------------------------------------------------------------
Fiserv, Inc.(a)                                9,600        406,080
-------------------------------------------------------------------
Iron Mountain Inc.(a)                          13,500       400,950
-------------------------------------------------------------------
Paychex, Inc.                                  16,300       498,780
===================================================================
                                                          2,240,816
===================================================================

DIVERSIFIED COMMERCIAL SERVICES-5.20%

ARAMARK Corp.-Class B                          9,800        240,198
-------------------------------------------------------------------
Career Education Corp.(a)                      4,300        135,192
-------------------------------------------------------------------
ChoicePoint Inc.(a)                            7,700        303,919
-------------------------------------------------------------------
Cintas Corp.                                   7,300        281,707
-------------------------------------------------------------------
CoStar Group Inc.(a)                           3,200        126,560
-------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                10,700       197,094
-------------------------------------------------------------------


                                                          MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Sirva Inc.(a)                                  16,300   $   113,774
===================================================================
                                                          1,398,444
===================================================================

ELECTRIC UTILITIES-0.62%

DPL Inc.                                       6,600        167,904
===================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.63%

EnerSys(a)                                     17,900       168,797
===================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.60%

Amphenol Corp.-Class A                         4,000        157,760
-------------------------------------------------------------------
Cogent Inc.(a)                                 5,900        132,750
-------------------------------------------------------------------
Tektronix, Inc.                                6,500        140,790
===================================================================
                                                            431,300
===================================================================

ELECTRONIC MANUFACTURING SERVICES-0.28%

Molex Inc.                                     3,000         76,230
===================================================================

GENERAL MERCHANDISE STORES-0.63%

Tuesday Morning Corp.(a)                       6,500        170,690
===================================================================

HEALTH CARE EQUIPMENT-8.10%

Biomet, Inc.                                   8,200        317,258
-------------------------------------------------------------------
Cytyc Corp.(a)                                 14,700       313,257
-------------------------------------------------------------------
Fisher Scientific International Inc.(a)        6,800        403,784
-------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                      7,000        430,150
-------------------------------------------------------------------
Kyphon Inc.(a)                                 7,100        185,665
-------------------------------------------------------------------
PerkinElmer, Inc.                              8,200        151,700
-------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                4,800        161,952
-------------------------------------------------------------------
Waters Corp.(a)                                5,400        214,002
===================================================================
                                                          2,177,768
===================================================================

HEALTH CARE FACILITIES-0.61%

Triad Hospitals, Inc.(a)                       3,200        164,000
===================================================================

HEALTH CARE SERVICES-3.52%

Caremark Rx, Inc.(a)                           7,700        308,385
-------------------------------------------------------------------
Cerner Corp.(a)(b)                             3,400        197,404
-------------------------------------------------------------------
DaVita, Inc.(a)                                7,300        294,190
-------------------------------------------------------------------
Omnicare, Inc.                                 4,200        145,614
===================================================================
                                                            945,593
===================================================================

HEALTH CARE SUPPLIES-1.95%

Advanced Medical Optics, Inc.(a)               7,100        262,558
-------------------------------------------------------------------
Cooper Cos., Inc. (The)                        1,600        108,080
-------------------------------------------------------------------
Millipore Corp.(a)                             3,200        154,304
===================================================================
                                                            524,942
===================================================================

HOTELS, RESORTS & CRUISE LINES-1.14%

Royal Caribbean Cruises Ltd. (Liberia)         7,300        306,746
===================================================================

                                                          MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------


HOUSEHOLD APPLIANCES-1.05%

Blount International, Inc.(a)                  19,000   $   281,390
===================================================================

INDUSTRIAL CONGLOMERATES-1.12%

Textron Inc.                                   4,000        301,400
===================================================================

INDUSTRIAL GASES-0.32%

Airgas, Inc.                                   3,900         85,488
===================================================================

INDUSTRIAL MACHINERY-1.25%

Dover Corp.                                    4,900        178,164
-------------------------------------------------------------------
Pentair, Inc.                                  4,000        159,120
===================================================================
                                                            337,284
===================================================================

INTERNET SOFTWARE & SERVICES-0.81%

VeriSign, Inc.(a)                              8,200        216,972
===================================================================

IT CONSULTING & OTHER SERVICES-1.06%

Acxiom Corp.                                   8,200        155,800
-------------------------------------------------------------------
Perot Systems Corp.-Class A(a)                 10,300       130,089
===================================================================
                                                            285,889
===================================================================

METAL & GLASS CONTAINERS-0.56%

Owens-Illinois, Inc.(a)                        6,100        149,572
===================================================================

MOVIES & ENTERTAINMENT-0.83%

Regal Entertainment Group-Class A              11,000       223,190
===================================================================

OFFICE SERVICES & SUPPLIES-0.80%

Mine Safety Appliances Co.                     6,000        214,200
===================================================================

OIL & GAS DRILLING-1.34%

ENSCO International Inc.                       8,200        267,320
-------------------------------------------------------------------
Rowan Cos., Inc.                               3,500         92,855
===================================================================
                                                            360,175
===================================================================

OIL & GAS EQUIPMENT & SERVICES-0.53%

BJ Services Co.(a)                             2,900        141,375
===================================================================

PAPER PRODUCTS-0.23%

Sappi Ltd.-ADR (South Africa)                  6,100         60,878
===================================================================

PHARMACEUTICALS-4.69%

Endo Pharmaceuticals Holdings Inc.(a)          7,900        156,815
-------------------------------------------------------------------
Impax Laboratories, Inc.(a)                    6,500        105,755
-------------------------------------------------------------------
IVAX Corp.(a)                                  15,300       289,170
-------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A           8,400        236,040
-------------------------------------------------------------------
MGI Pharma, Inc.(a)                            11,700       257,985
-------------------------------------------------------------------
Valeant Pharmaceuticals International          10,400       215,800
===================================================================
                                                          1,261,565
===================================================================

PUBLISHING-0.66%

Dow Jones & Co., Inc.                          5,300        177,232
===================================================================


                                                          MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.79%

CB Richard Ellis Group, Inc.-Class A(a)        6,100    $   211,975
===================================================================

REGIONAL BANKS-1.97%

Amegy Bancorp., Inc.                           12,600       209,160
-------------------------------------------------------------------
North Fork Bancorp., Inc.                      11,400       320,910
===================================================================
                                                            530,070
===================================================================

RESTAURANTS-1.71%

RARE Hospitality International, Inc.(a)        8,100        225,342
-------------------------------------------------------------------
Ruby Tuesday, Inc.                             10,400       234,000
===================================================================
                                                            459,342
===================================================================

SEMICONDUCTOR EQUIPMENT-2.26%

KLA-Tencor Corp.                               8,400        327,768
-------------------------------------------------------------------
Novellus Systems, Inc.(a)                      11,900       278,817
===================================================================
                                                            606,585
===================================================================

SEMICONDUCTORS-8.74%

Altera Corp.(a)                                12,200       252,906
-------------------------------------------------------------------
AMIS Holdings, Inc.(a)                         18,300       206,058
-------------------------------------------------------------------
ATI Technologies Inc. (Canada)(a)              14,300       211,640
-------------------------------------------------------------------
Broadcom Corp.-Class A(a)                      7,500        224,325
-------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)            13,400       244,818
-------------------------------------------------------------------
Maxim Integrated Products, Inc.                11,000       411,400
-------------------------------------------------------------------
Microchip Technology Inc.                      16,000       455,680
-------------------------------------------------------------------
Micron Technology, Inc.(a)                     14,900       144,679
-------------------------------------------------------------------
Semtech Corp.(a)                               11,700       197,613
===================================================================
                                                          2,349,119
===================================================================

SOFT DRINKS-0.75%

Coca-Cola Enterprises Inc.                     9,900        200,970
===================================================================

SPECIALIZED FINANCE-0.58%

Chicago Mercantile Exchange Holdings Inc.        800        156,416
===================================================================

                                                          MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------


SPECIALTY CHEMICALS-1.03%

Nalco Holding Co.(a)                           6,400    $   115,200
-------------------------------------------------------------------
Rohm & Haas Co.                                3,700        161,542
===================================================================
                                                            276,742
===================================================================

SPECIALTY STORES-4.28%

Bed Bath & Beyond Inc.(a)                      6,800        253,028
-------------------------------------------------------------------
Linens 'n Things, Inc.(a)                      12,200       284,626
-------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                 8,700        272,310
-------------------------------------------------------------------
Staples, Inc.                                  17,850       340,400
===================================================================
                                                          1,150,364
===================================================================

SYSTEMS SOFTWARE-1.69%

Internet Security Systems, Inc.(a)             5,000         97,250
-------------------------------------------------------------------
McAfee Inc.(a)                                 10,100       211,191
-------------------------------------------------------------------
RSA Security Inc.(a)                           13,600       146,064
===================================================================
                                                            454,505
===================================================================

TECHNOLOGY DISTRIBUTORS-1.46%

CDW Corp.                                      7,200        393,768
===================================================================

THRIFTS & MORTGAGE FINANCE-1.38%

Independence Community Bank Corp.              6,300        224,784
-------------------------------------------------------------------
New York Community Bancorp, Inc.               8,200        145,140
===================================================================
                                                            369,924
===================================================================

TRADING COMPANIES & DISTRIBUTORS-0.61%

WESCO International, Inc.(a)                   6,800        164,424
===================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $29,341,180)                       27,036,832
===================================================================
TOTAL INVESTMENTS-100.56% (Cost $29,341,180)             27,036,832
===================================================================
OTHER ASSETS LESS LIABILITIES-(0.56%)                      (150,903)
===================================================================
NET ASSETS-100.00%                                      $26,885,929
___________________________________________________________________
===================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1F and Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $29,341,180)                                  $27,036,832
-----------------------------------------------------------
Receivables for:
  Investments sold                                  829,706
-----------------------------------------------------------
  Fund shares sold                                    4,746
-----------------------------------------------------------
  Dividends                                          12,276
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                5,640
-----------------------------------------------------------
Other assets                                         10,023
===========================================================
    Total assets                                 27,899,223
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             680,588
-----------------------------------------------------------
  Fund shares reacquired                            240,066
-----------------------------------------------------------
  Amount due custodian                               10,998
-----------------------------------------------------------
  Options written, at market value (premiums
    received $14,488)                                16,830
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             6,474
-----------------------------------------------------------
Accrued distribution fees                            12,842
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              970
-----------------------------------------------------------
Accrued transfer agent fees                          17,366
-----------------------------------------------------------
Accrued operating expenses                           27,160
===========================================================
    Total liabilities                             1,013,294
===========================================================
Net assets applicable to shares outstanding     $26,885,929
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $26,725,839
-----------------------------------------------------------
Undistributed net investment income (loss)         (175,816)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and option contracts      2,642,596
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and option contracts     (2,306,690)
===========================================================
                                                $26,885,929
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $17,232,747
___________________________________________________________
===========================================================
Class B                                         $ 6,545,922
___________________________________________________________
===========================================================
Class C                                         $ 3,107,260
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,380,622
___________________________________________________________
===========================================================
Class B                                             533,332
___________________________________________________________
===========================================================
Class C                                             252,883
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.48
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.48 divided by
      94.50%)                                   $     13.21
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     12.27
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     12.29
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $   218,950
-------------------------------------------------------------------------
Dividends from affiliated money market funds                        7,948
=========================================================================
    Total investment income                                       226,898
=========================================================================

EXPENSES:

Advisory fees                                                     167,024
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     18,644
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          45,198
-------------------------------------------------------------------------
  Class B                                                          44,780
-------------------------------------------------------------------------
  Class C                                                          22,582
-------------------------------------------------------------------------
Transfer agent fees                                                55,361
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           7,853
-------------------------------------------------------------------------
Registration and filing fees                                       23,357
-------------------------------------------------------------------------
Other                                                              36,435
=========================================================================
    Total expenses                                                446,029
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (48,873)
=========================================================================
    Net expenses                                                  397,156
=========================================================================
Net investment income (loss)                                     (170,258)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(24,322))                 4,870,956
-------------------------------------------------------------------------
  Option contracts written                                         16,091
=========================================================================
                                                                4,887,047
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (2,263,012)
-------------------------------------------------------------------------
  Option contracts written                                         (2,342)
=========================================================================
                                                               (2,265,354)
=========================================================================
Net gain from investment securities and option contracts        2,621,693
=========================================================================
Net increase in net assets resulting from operations          $ 2,451,435
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005           2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (170,258)   $  (914,200)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                             4,887,047     (2,082,570)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                  (2,265,354)    (4,870,214)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  2,451,435     (7,866,984)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --        (28,055)
-----------------------------------------------------------------------------------------
  Class B                                                               --         (5,972)
-----------------------------------------------------------------------------------------
  Class C                                                               --         (3,533)
=========================================================================================
    Decrease in net assets resulting from distributions                 --        (37,560)
=========================================================================================
Share transactions-net:
  Class A                                                      (18,900,500)     7,617,531
-----------------------------------------------------------------------------------------
  Class B                                                       (3,533,113)     4,606,564
-----------------------------------------------------------------------------------------
  Class C                                                       (2,892,649)     3,008,051
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,326,262)    15,232,146
=========================================================================================
    Net increase (decrease) in net assets                      (22,874,827)     7,327,602
=========================================================================================

NET ASSETS:

  Beginning of period                                           49,760,756     42,433,154
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(175,816) and $(5,558), respectively).  $ 26,885,929    $49,760,756
_________________________________________________________________________________________
=========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Libra Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET
ASSETS                                                          RATE
---------------------------------------------------------------------
First $1 billion                                                0.85%
---------------------------------------------------------------------
Over $1 billion                                                 0.80%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET
ASSETS                                                           RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                                0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                                0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                                0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                 0.64%
______________________________________________________________________
======================================================================

    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.80%, 2.45% and 2.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $47,280.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,076 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $55,361.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $45,198, $44,780 and $22,582, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $3,851 in front-end sales commissions from the sale of Class A shares and $1,261, $4,245, and $1,206 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED
                             MARKET VALUE    PURCHASES       PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                           10/31/04       AT COST       FROM SALES     (DEPRECIATION)     04/30/05      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class          $245,255     $11,995,134    $(12,240,389)       $   --          $   --       $3,934      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class           245,255      11,995,134     (12,240,389)           --              --        4,014          --
=================================================================================================================================
  Total                        $490,510     $23,990,268    $(24,480,778)       $   --          $   --       $7,948      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $1,416,347 and sales of $1,741,798, which resulted in net realized gains (losses) of $(24,322).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $517.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $1,912 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          257         36,652
-----------------------------------------------------------------------------------
Closed                                                           (90)        (7,640)
-----------------------------------------------------------------------------------
Expired                                                         (133)       (14,524)
===================================================================================
End of period                                                     34       $ 14,488
___________________________________________________________________________________
===================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    APRIL 30,
                                                                                                      2005         UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS     MARKET       APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                                         June-05      $55         34        $14,488      $16,830        $(2,342)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                   CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
----------------------------------------------------------------------------------
October 31, 2012                                                    $2,109,535
__________________________________________________________________________________
==================================================================================
* Capital loss carryforward as of the date listed above is
  reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $127,876,643 and $152,860,968, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                                    $   459,873
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                                     (2,764,221)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                    $(2,304,348)
_______________________________________________________________________________
===============================================================================
Investments have the same costs for tax and financial
  statement purposes.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING (a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        170,580    $  2,273,525     2,006,233    $ 27,519,955
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         29,275         378,457       658,702       8,912,015
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         31,637         407,274       398,756       5,378,501
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --         1,911          25,584
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --           434           5,762
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --           232           3,091
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         10,940         144,254        41,097         548,123
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (11,105)       (144,254)      (41,533)       (548,123)
======================================================================================================================
Reacquired:
  Class A                                                     (1,613,071)    (21,318,279)   (1,621,878)    (20,476,131)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (291,720)     (3,767,316)     (293,856)     (3,763,090)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (253,896)     (3,299,923)     (184,618)     (2,373,541)
======================================================================================================================
                                                              (1,927,360)   $(25,326,262)      965,480    $ 15,232,146
______________________________________________________________________________________________________________________
======================================================================================================================

  (a)There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 12--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Seller") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Selling Fund") a series of Seller, would transfer all of its assets to AIM Aggressive Growth Fund ("Buying Fund"), a series of AIM Equity Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

    The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  CLASS A
                                                    -----------------------------------
                                                    SIX MONTHS           YEAR ENDED
                                                      ENDED             OCTOBER 31,
                                                    APRIL 30,        ------------------
                                                       2005           2004       2003
---------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 12.21         $ 13.59    $ 10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.04)(a)(b)    (0.18)(a)   (0.18)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.31           (1.19)      3.77
=======================================================================================
    Total from investment operations                    0.27           (1.37)      3.59
=======================================================================================
Less distributions from net realized gains                --           (0.01)        --
=======================================================================================
Net asset value, end of period                       $ 12.48         $ 12.21    $ 13.59
_______________________________________________________________________________________
=======================================================================================
Total return(c)                                         2.21%         (10.09)%    35.90%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $17,233         $34,323    $32,398
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.80%(d)        1.80%      1.80%
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.05%(d)        1.85%      3.24%
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.64)%(d)      (1.38)%    (1.54)%
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate(e)                               330%            600%       325%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (1.00)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $26,041,441.
(e)  Not annualized for periods less than one year.

                                                                  CLASS B
                                                    -----------------------------------
                                                    SIX MONTHS           YEAR ENDED
                                                      ENDED             OCTOBER 31,
                                                    APRIL 30,        ------------------
                                                       2005           2004       2003
---------------------------------------------------------------------------------------
Net asset value, beginning of period                  $12.04         $ 13.48    $10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.08)(a)(b)    (0.26)(a)  (0.26)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.31           (1.17)     3.74
=======================================================================================
    Total from investment operations                    0.23           (1.43)     3.48
=======================================================================================
Less distributions from net realized gains                --           (0.01)       --
=======================================================================================
Net asset value, end of period                        $12.27         $ 12.04    $13.48
_______________________________________________________________________________________
=======================================================================================
Total return(c)                                         1.91%         (10.62)%   34.80%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $6,546         $ 9,712    $6,515
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.45%(d)        2.45%     2.45%
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.70%(d)        2.50%     3.89%
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.29)%(d)      (2.03)%   (2.19)%
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate(e)                               330%            600%      325%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.65)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $9,030,190.
(e)  Not annualized for periods less than one year.

                                                                  CLASS C
                                                    -----------------------------------
                                                    SIX MONTHS           YEAR ENDED
                                                      ENDED             OCTOBER 31,
                                                    APRIL 30,        ------------------
                                                       2005           2004       2003
---------------------------------------------------------------------------------------
Net asset value, beginning of period                  $12.05         $ 13.50    $10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.08)(a)(b)    (0.26)(a)  (0.26)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.32           (1.18)     3.76
=======================================================================================
    Total from investment operations                    0.24           (1.44)     3.50
=======================================================================================
Less distributions from net realized gains                --           (0.01)       --
=======================================================================================
Net asset value, end of period                        $12.29         $ 12.05    $13.50
_______________________________________________________________________________________
=======================================================================================
Total return(c)                                         1.99%         (10.67)%   35.00%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $3,107         $ 5,726    $3,520
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.45%(d)        2.45%     2.45%
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.70%(d)        2.50%     3.89%
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.29)%(d)      (2.03)%   (2.19)%
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate(e)                               330%            600%      325%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.65)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,553,838.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

     DOMESTIC EQUITY                                          SECTOR EQUITY

AIM Aggressive Growth Fund                        AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                          AIM Energy Fund(1)
AIM Basic Value Fund                              AIM Financial Services Fund(1)
AIM Blue Chip Fund                                AIM Global Health Care Fund
AIM Capital Development Fund                      AIM Global Real Estate Fund
AIM Charter Fund                                  AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                            AIM Leisure Fund(1)
AIM Diversified Dividend Fund                     AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                              AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund                    AIM Technology Fund(1)
AIM Large Cap Growth Fund                         AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                           FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                          TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                        AIM Floating Rate Fund
AIM Premier Equity Fund                           AIM High Yield Fund
AIM S&P 500 Index Fund(1)                         AIM Income Fund
AIM Select Equity Fund                            AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                      AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                      AIM Money Market Fund
AIM Small Company Growth Fund(1)                  AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                         AIM Total Return Bond Fund
AIM Trimark Small Companies Fund                  Premier Portfolio
AIM Weingarten Fund                               Premier U.S. Government Money Portfolio(1)

*Domestic equity and income fund
                                                  TAX-FREE
     INTERNATIONAL/GLOBAL EQUITY
                                                  AIM High Income Municipal Fund
AIM Asia Pacific Growth Fund                      AIM Municipal Bond Fund
AIM Developing Markets Fund                       AIM Tax-Exempt Cash Fund
AIM European Growth Fund                          AIM Tax-Free Intermediate Fund
AIM European Small Company Fund(5)                Premier Tax-Exempt Portfolio
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                                    AIM ALLOCATION SOLUTIONS
AIM Global Growth Fund
AIM Global Value Fund                             AIM Conservative Allocation Fund
AIM International Core Equity Fund(1)             AIM Growth Allocation Fund(8)
AIM International Growth Fund                     AIM Moderate Allocation Fund
AIM International Small Company Fund(6)           AIM Moderate Growth Allocation Fund
AIM Trimark Fund                                  AIM Moderately Conservative Allocation Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                  LIB-SAR-1           A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]
  --Registered Trademark--

Mutual   Retirement    Annuities  College    Separately   Offshore   Cash
Funds    Products                 Savings    Managed      Products   Management
                                  Plans      Accounts

                                                         [AIM INVESTMENTS LOGO]
                                                       --Registered Trademark--

                                                       AIM TRIMARK ENDEAVOR FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM TRIMARK ENDEAVOR FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                        o The unmanaged Russell                    The Fund provides a complete list of its
                                           Mid-cap--Registered Trademark-- Index      holdings four times in each fiscal year,
o Class B shares are not available as an   represents the performance of the stocks   at the quarter-ends. For the second and
investment for retirement plans            of domestic mid-capitalization companies.  fourth quarters, the lists appear in the
maintained pursuant to Section 401 of                                                 Fund's semiannual and annual reports to
the Internal Revenue Code, including       o The Fund is not managed to track the     shareholders. For the first and third
401(k) plans, money purchase pension       performance of any particular index,       quarters, the Fund files the lists with
plans and profit sharing plans, except     including the indexes defined here, and    the Securities and Exchange Commission
for plans that have existing accounts      consequently, the performance of the       (SEC) on Form N-Q. Shareholders can look
invested in Class B shares.                Fund may deviate significantly from the    up the Fund's Forms N-Q on the SEC's Web
                                           performance of the indexes.                site at sec.gov. Copies of the Fund's
o Class R shares are available only to                                                Forms N-Q may be reviewed and copied at
certain retirement plans. Please see the   o A direct investment cannot be made in    the SEC's Public Reference Room at 450
prospectus for more information.           an index. Unless otherwise indicated,      Fifth Street, N.W., Washington, D.C.
                                           index results include reinvested           20549-0102. You can obtain information
PRINCIPAL RISKS OF INVESTING IN THE FUND   dividends, and they do not reflect sales   on the operation of the Public Reference
                                           charges. Performance of an index of        Room, including information about
o The Fund may invest up to 25% of its     funds reflects fund expenses.              duplicating fee charges, by calling
assets in the securities of non-U.S.       Performance of a market index does not.    1-202-942-8090 or 1-800-732-0330, or by
issuers. International investing                                                      electronic request at the following
presents certain risks not associated      OTHER INFORMATION                          e-mail address: publicinfo@sec.gov. The
with investing solely in the United                                                   SEC file numbers for the Fund are
States. These include risks relating to    o The returns shown in management's        811-05426 and 33-19338. The Fund's most
fluctuations in the value of the U.S.      discussion of Fund performance are based   recent portfolio holdings, as filed on
dollar relative to the values of other     on net asset values calculated for         Form N-Q, are also available at
currencies, the custody arrangements       shareholder transactions. Generally        AIMinvestments.com.
made for the Fund's foreign holdings,      accepted accounting principles require
differences in accounting, political       adjustments to be made to the net assets   A description of the policies and
risks and the lesser degree of public      of the Fund at period end for financial    procedures that the Fund uses to
information required to be provided by     reporting purposes, and as such, the net   determine how to vote proxies relating
non-U.S. companies.                        asset values for shareholder               to portfolio securities is available
                                           transactions and the returns based on      without charge, upon request, from our
o By concentrating on a small number of    those net asset values may differ from     Client Services department at
holdings, the Fund carries greater risk    the net asset values and returns           800-959-4246 or on the AIM Web site,
because each investment has a greater      reported in the Financial Highlights.      AIMinvestments.com. On the home page,
effect on the Fund's overall                                                          scroll down and click on AIM Funds Proxy
performance.                               o Industry classifications used in this    Policy. The information is also
                                           report are generally according to the      available on the SEC's Web site,
ABOUT INDEXES USED IN THIS REPORT          Global Industry Classification Standard,   sec.gov.
                                           which was developed by and is the
o The unmanaged Standard & Poor's          exclusive property and a service mark of   Information regarding how the Fund voted
Composite Index of 500 Stocks (the S&P     Morgan Stanley Capital International       proxies related to its portfolio
500--Registered Trademark-- Index) is      Inc. and Standard & Poor's.                securities during the 12 months ended
an index of common stocks frequently                                                  June 30, 2004, is available at our Web
used as a general measure of U.S. stock                                               site. Go to AIMinvestments.com, access
market performance.                                                                   the About Us tab, click on Required
                                                                                      Notices and then click on Proxy Voting
o The unmanaged Lipper                                                                Activity. Next, select the Fund from the
Mid-Cap--Registered Trademark-- Core                                                  drop-down menu. The information is also
Fund Index represents an average of the                                               available on the SEC's Web site,
performance of the 30 largest                                                         sec.gov.
mid-capitalization core funds tracked by
Lipper, Inc., an independent mutual fund
performance monitor.

===============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
===============================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM TRIMARK ENDEAVOR FUND


                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
    [GRAHAM         positive numbers reflected gains made during the latter
     PHOTO]         months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.

ROBERT H. GRAHAM       High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
                    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most
   [WILLIAMSON      directly controls. Shortly after the reporting period
      PHOTO]        closed, the Fed raised that rate to 3%; it was the eighth
                    increase since mid-2004. Should the Fed continue to raise rates, this could eventually dampen economic performance,
MARK H. WILLIAMSON  which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                       o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o  keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably diversified, and

                       o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON

                    Robert H. Graham                   Mark H. Williamson
                    President & Vice Chair,            Chairman & President,
                    AIM Funds                          A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK ENDEAVOR FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               o sustainable competitive advantages;
                                              =========================================
PERFORMANCE SUMMARY                                                                       o strong growth prospects;
                                              FUND VS. INDEXES
Results were mixed for AIM Trimark                                                        o high barriers to entry; and
Endeavor Fund during the six-month            TOTAL RETURNS, 10/31/04-4/30/05,
reporting period ended April 30, 2005.        EXCLUDING APPLICABLE SALES CHARGES. IF      o honest and capable management teams.
Class A shares of the Fund tracked the        SALES CHARGES WERE INCLUDED, RETURNS
broad market as represented by the S&P        WOULD BE LOWER.                               Also central to the Trimark
500 Index but lagged the Fund's                                                           investment discipline is our adherence
style-specific and peer group indexes as      Class A Shares                      3.30%   to an investment horizon of three to
represented by the Russell Midcap Index                                                   five years. We use this long-term
and Lipper Mid-Cap Core Fund Index,           Class B Shares                      2.96    approach because we believe good
respectively. Long-term performance                                                       business strategies usually take that
information appears on page 5.                Class C Shares                      2.96    amount of time to implement and result
                                                                                          in strong earnings growth.
  The Fund held its own against the S&P       Class R Shares                      3.21
500 Index, primarily because of strong                                                    MARKET CONDITIONS AND YOUR FUND
stock selection in the industrials and        S&P 500 Index (Broad Market Index)  3.28
health care sectors. Additionally,                                                        Weak equity market performance across
mid-cap stocks outperformed small caps,       Russell Midcap Index                        capitalizations and investment styles
which contributed to the Fund's               (Style-specific Index)              6.81    characterized the reporting period.
performance versus the S&P 500. Most of                                                   Investors were preoccupied with the
the Fund's underperformance versus its        Lipper Mid-Cap Core Fund Index              impact of rising energy prices,
style-specific benchmark and peer group       (Peer Group Index)                  4.51    increases in the federal funds target
index stemmed from the fact that the                                                      rate and the effect rising inflation
Fund held only 2% of its assets in            SOURCE: LIPPER, INC.                        might have on continued economic and
energy, the top-performing sector in both     =========================================   corporate earnings growth. These
of those indexes.                                                                         concerns translated into disappointing
                                              HOW WE INVEST                               returns in most sectors of the Russell
  We have tended to shy away from energy                                                  Midcap Index with the exception of
companies because of the difficulty of        We view ourselves as business people        energy, health care and utilities.
predicting long-term commodity prices.        buying businesses and consider the
Additionally, most energy companies have      purchase of a stock as an ownership            Although we don't buy businesses
delivered poor returns on capital             interest in a business. We strive to        based on sector trends, the Fund
through a complete commodity cycle and        develop a proprietary view of businesses    benefited from strong stock selection in
are subject to strong competition from        through in-depth, fundamental research      the industrials sector. However,
worldwide firms.                              that includes careful financial             performance suffered because of
                                              statement analysis and meetings with        unfavorable stock selection in the
                                              company management teams. We then seek      consumer discretionary, consumer staples
                                              to purchase businesses whose stock          and financials sectors.
                                              prices are valued below what we have
                                              calculated to be the true value of the         We pay little attention to sector
                                              company based on its future cash flows,     weightings and macroeconomic and market
                                              management performance and business         trends; instead, we focus on finding
                                              fundamentals.                               good businesses

                                                 In conducting a comprehensive analysis
                                              of a company, we strive to identify:

===========================================   =========================================   ========================================
PORTFOLIO COMPOSITION                         TOP 5 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*
By sector
              [PIE CHART]                      1. Health Care Equipment           10.3%     1. Wendy's International, Inc.    5.2%
Industrials                           12.4%
Financials                             9.5%    2. Apparel, Accessories &                    2. WellPoint, Inc.                5.1
Consumer Staples                       5.6%       Luxury Goods                     6.5
Energy                                 2.0%                                                 3. North Fork Bancorp., Inc.      5.0
Information Technology                 2.0%    3. Brewers                          5.6
Materials                              1.4%                                                 4. Ross Stores, Inc.              4.6
Consumer Discretionary                25.8%    4. Restaurants                      5.2
U.S. Government Agency Securities                                                           5. Gallagher (Arthur J.) & Co.    4.6
Plus Other Assets Less Liabilities    17.0%    5. Managed Health Care              5.1
Health Care                           24.3%                                                 6. Manpower Inc.                  4.6
                                              TOTAL NET ASSETS           $76.5 MILLION
                                                                                            7. Liz Claiborne, Inc.            4.5
                                              TOTAL NUMBER OF HOLDINGS*             26
                                                                                            8. Endo Pharmaceuticals Holdings
The Fund's holdings are subject to                                                             Inc.                           4.5
change, and there is no assurance that
the Fund will continue to hold any                                                          9. DENTSPLY International Inc.    4.4
particular security.
                                                                                           10. Fisher Scientific
*Excluding U.S. Government Agency                                                              International Inc.             4.2
Securities.
===========================================   =========================================   ========================================

that are trading at attractive values            Biotechnology firm Cytyc led the                         GEOFF MACDONALD,
relative to what we believe their             list of detractors from Fund
long-term prospects are. In contrast, the     performance. Cytyc, a manufacturer and      [MACDONALD      Chartered Financial
market is often driven by short-term          distributor of pap smear tests, is the        PHOTO]        Analyst, is lead manager
events or outlooks, in both good times        premier company in that industry.                           of AIM Trimark Endeavor
and bad. Market volatility allows us to       Cytyc's stock price fell as the firm                        Fund. He joined AIM
take advantage of investment                  announced the acquisition of Proxima, a                     Trimark Investments in
opportunities that we believe will            small company that sells breast cancer      1998. Prior to that, he worked as an
benefit the Fund over the long term.          treatment delivery systems. Despite the     investment analyst and portfolio
                                              effectiveness of Proxima's treatment        manager. Mr. MacDonald earned a B.B.A.
   The Fund held approximately 17% of         systems, investors reacted unfavorably      from Bishop's University and an M.B.A.
its assets in cash. The cash holdings         to the acquisition on concerns about the    from the University of Windsor.
existed as a default during a period          purchase price. We continued to own
when we weren't able to find enough           Cytyc at the close of the period because                    JEFF HYRICH,
quality businesses in which to invest at      we believe international growth
prices that we believed presented more        opportunities will help the company         [HYRICH         Chartered Financial
potential rewards than risks.                 continue to gain market share.               PHOTO]         Analyst, joined AIM
                                                                                                          Trimark Investments in
          We view ourselves as                IN CLOSING                                                  1999. Prior to coming to
         business people buying                                                                           AIM Trimark, he worked
             businesses and                   We'd like to take a moment to welcome       as an investment analyst and portfolio
         consider the purchase                new shareholders to AIM Trimark Endeavor    manager. He earned his undergraduate
            of a stock as an                  Fund and thank all shareholders for         degree, majoring in finance and
           ownership interest                 sharing our long-term investment            accounting, from the University of
             in a business.                   perspective. We believe the current         Manitoba.
                                              market environment is geared more toward
   During the period, the Fund added          rewarding individual stocks rather than
fast-food retailer Wendy's to the             attempting to predict large-scale trends.
portfolio. Wendy's, which was also among      Due to our disciplined process that
the top contributors to Fund                  focuses on individual stock selection
performance, represents the benefits we       and risk management, we believe this is
have derived from developing a                the type of economic environment in
proprietary view of a company that is         which the Fund is positioned to perform
different from that of most other market      well.
participants. Many Wall Street analysts
appear to have overlooked the                 The views and opinions expressed in
performance of the company's                  management's discussion of Fund
Canadian-based Tim Horton's chain, which      performance are those of A I M Advisors,
sells premium coffee, deli sandwiches         Inc. These views and opinions are
and baked goods at reasonable prices.         subject to change at any time based on
Tim Horton's is now contributing more         factors such as market and economic
than half of Wendy's overall profits and      conditions. These views and opinions may
growing same-store sales significantly        not be relied upon as investment advice
faster than most of its peers. Wendy's        or recommendations, or as an offer for a
is now rolling out the Tim Horton's           particular security. The information is
brand in the United States, where             not a complete analysis of every aspect
initial franchises have produced              of any market, country, industry,
similarly strong results as those in          security or the Fund. Statements of fact
Canada.                                       are from sources considered reliable,
                                              but A I M Advisors, Inc. makes no
                                              representation or warranty as to their
                                              completeness or accuracy. Although
                                              historical performance is no guarantee
                                              of future results, these insights may
                                              help you understand our investment
                                              management philosophy.                                [RIGHT ARROW GRAPHIC]

                                                    See important Fund and index          FOR A PRESENTATION OF YOUR FUND'S
                                                    disclosures inside front cover.       LONG-TERM PERFORMANCE RECORD,
                                                                                          PLEASE TURN TO PAGE 5.

AIM TRIMARK ENDEAVOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       with the amount you invested, to            values and expenses may not be used to
                                              estimate the expenses that you paid over    estimate the actual ending account
As a shareholder of the Fund, you incur       the period. Simply divide your account      balance or expenses you paid for the
two types of costs: (1) transaction           value by $1,000 (for example, an $8,600     period. You may use this information to
costs, which may include sales charges        account value divided by $1,000 = 8.6),     compare the ongoing costs of investing
(loads) on purchase payments; contingent      then multiply the result by the number      in the Fund and other funds. To do so,
deferred sales charges on redemptions;        in the table under the heading entitled     compare this 5% hypothetical example
and redemption fees, if any; and (2)          "Actual Expenses Paid During Period" to     with the 5% hypothetical examples that
ongoing costs, including management           estimate the expenses you paid on your      appear in the shareholder reports of the
fees; distribution and/or service fees        account during this period.                 other funds.
(12b-1); and other Fund expenses. This
example is intended to help you               HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
understand your ongoing costs (in             COMPARISON PURPOSES                         in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs        The table below also provides               any transactional costs, such as sales
of investing in other mutual funds. The       information about hypothetical account      charges (loads) on purchase payments,
example is based on an investment of          values and hypothetical expenses based      contingent deferred sales charges on
$1,000 invested at the beginning of the       on the Fund's actual expense ratio and      redemptions, and redemption fees, if
period and held for the entire period         an assumed rate of return of 5% per year    any. Therefore, the hypothetical
November 1, 2004, through April 30,           before expenses, which is not the Fund's    information is useful in comparing
2005.                                         actual return. The Fund's actual            ongoing costs only, and will not help
                                              cumulative total returns at net asset       you determine the relative total costs
ACTUAL EXPENSES                               value after expenses for the six months     of owning different funds. In addition,
                                              ended April 30, 2005, appear in the         if these transactional costs were
The table below provides information          table "Fund vs. Indexes" on page 2. The     included, your costs would have been
about actual account values and actual        hypothetical account                        higher.
expenses. You may use the information in
this table, together

===================================================================================================================================

                                                      ACTUAL                                      HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT             EXPENSES
  SHARE              VALUE                 VALUE               PAID DURING                VALUE                PAID DURING
  CLASS            (11/1/04)            (4/30/05)(1)            PERIOD(2)               (4/30/05)               PERIOD(2)
-----------     -----------------      --------------          -----------           --------------            -----------
    A             $1,000.00              $1,033.00              $  9.02                 $1,015.92                $ 8.95
    B              1,000.00               1,029.60                12.28                  1,012.69                 12.18
    C              1,000.00               1,029.60                12.28                  1,012.69                 12.18
    R              1,000.00               1,032.10                 9.77                  1,015.17                  9.69

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.79%, 2.44%, 2.44% and 1.94% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

                                [ARROW
                                BUTTON              For More Information Visit
                                IMAGE]                  AIMINVESTMENTS.COM

AIM TRIMARK ENDEAVOR FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

========================================       ======================================

AVERAGE ANNUAL TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable            As of 3/31/05, including applicable
sales charges                                  sales charges

CLASS A SHARES                                 CLASS A SHARES
Inception (11/4/03)                8.29%       Inception (11/4/03)             12.21%
  1 Year                           3.48          1 Year                         6.42

CLASS B SHARES                                 CLASS B SHARES
Inception (11/4/03)                9.27%       Inception (11/4/03)             13.45%
  1 Year                           3.75          1 Year                         6.98

CLASS C SHARES                                 CLASS C SHARES
Inception (11/4/03)               11.83%       Inception (11/4/03)             16.14%
  1 Year                           7.75          1 Year                        10.98

CLASS R SHARES                                 CLASS R SHARES
Inception                         12.22%       Inception                       16.54%
  1 Year                           9.19          1 Year                        12.29

========================================       ======================================

CLASS R SHARES' INCEPTION DATE IS APRIL        PERFORMANCE FIGURES REFLECT REINVESTED      TO 0% AT THE BEGINNING OF THE SEVENTH
30, 2004. RETURNS SINCE THAT DATE ARE          DISTRIBUTIONS, CHANGES IN NET ASSET         YEAR. THE CDSC ON CLASS C SHARES IS 1%
HISTORICAL RETURNS. ALL OTHER RETURNS          VALUE AND THE EFFECT OF THE MAXIMUM         FOR THE FIRST YEAR AFTER PURCHASE. CLASS
ARE BLENDED RETURNS OF HISTORICAL CLASS        SALES CHARGE UNLESS OTHERWISE STATED.       R SHARES DO NOT HAVE A FRONT-END SALES
R SHARE PERFORMANCE AND RESTATED CLASS A       PERFORMANCE FIGURES DO NOT REFLECT          CHARGE; RETURNS SHOWN ARE AT NET ASSET
SHARE PERFORMANCE (FOR PERIODS PRIOR TO        DEDUCTION OF TAXES A SHAREHOLDER WOULD      VALUE AND DO NOT REFLECT A 0.75% CDSC
THE INCEPTION DATE OF CLASS R SHARES) AT       PAY ON FUND DISTRIBUTIONS OR SALE OF        THAT MAY BE IMPOSED ON A TOTAL
NET ASSET VALUE, ADJUSTED TO REFLECT THE       FUND SHARES. INVESTMENT RETURN AND          REDEMPTION OF RETIREMENT PLAN ASSETS
HIGHER RULE 12b-1 FEES APPLICABLE TO           PRINCIPAL VALUE WILL FLUCTUATE SO THAT      WITHIN THE FIRST YEAR.
CLASS R SHARES. CLASS A SHARES'                YOU MAY HAVE A GAIN OR LOSS WHEN YOU
INCEPTION DATE IS NOVEMBER 4, 2003.            SELL SHARES.                                    THE PERFORMANCE OF THE FUND'S SHARE
                                                                                           CLASSES WILL DIFFER DUE TO DIFFERENT
    THE PERFORMANCE DATA QUOTED                    CLASS A SHARE PERFORMANCE REFLECTS      SALES CHARGE STRUCTURES AND CLASS
REPRESENT PAST PERFORMANCE AND CANNOT          THE MAXIMUM 5.50% SALES CHARGE, AND         EXPENSES.
GUARANTEE COMPARABLE FUTURE RESULTS;           CLASS B AND CLASS C SHARE PERFORMANCE
CURRENT PERFORMANCE MAY BE LOWER OR            REFLECTS THE APPLICABLE CONTINGENT              HAD THE ADVISOR NOT WAIVED FEES
HIGHER. PLEASE VISIT AIMINVESTMENTS.COM        DEFERRED SALES CHARGE (CDSC) FOR THE        AND/OR REIMBURSED EXPENSES, PERFORMANCE
FOR THE MOST RECENT MONTH-END                  PERIOD INVOLVED. THE CDSC ON CLASS B        WOULD HAVE BEEN LOWER.
PERFORMANCE.                                   SHARES DECLINES FROM 5% BEGINNING AT
                                               THE TIME OF PURCHASE


SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/05

AIM TRIMARK ENDEAVOR FUND

INSTITUTIONAL CLASS SHARES                   ========================================      PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             AVERAGE ANNUAL TOTAL RETURNS                  INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 4/30/05                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                         12.72%      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   1 Year                            9.83       ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        6 Months*                         3.46       PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================      SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                       OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================      FULL REPORT FOR INFORMATION ON
                                             AVERAGE ANNUAL TOTAL RETURNS                  COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             For periods ended 3/31/05, most recent        YOUR FUND PROSPECTUS FOR MORE
                                             calendar quarter-end                          INFORMATION. FOR THE MOST CURRENT
                                                                                           MONTH-END PERFORMANCE, PLEASE CALL
                                             Inception                         17.07%      800-451-4246 OR VISIT
                                              1 Year                           12.94       AIMINVESTMENTS.COM.
                                              6 Months*                         8.81

                                             *Cumulative total return that has not
                                             been annualized
                                             ========================================

                                                 INSTITUTIONAL CLASS SHARES'
                                             INCEPTION DATE IS APRIL 30, 2004.
                                             RETURNS SINCE THAT DATE ARE HISTORICAL
                                             RETURNS. ALL OTHER RETURNS ARE BLENDED
                                             RETURNS OF HISTORICAL INSTITUTIONAL
                                             CLASS SHARE PERFORMANCE AND RESTATED
                                             CLASS A SHARE PERFORMANCE (FOR PERIODS
                                             PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE AND REFLECT THE HIGHER RULE 12b-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS
                                             A SHARES' INCEPTION DATE IS NOVEMBER 4,
                                             2003.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. INSTITUTIONAL CLASS SHARES WOULD
                                             HAVE HAD DIFFERENT RETURNS DUE TO
                                             DIFFERENCES IN THE EXPENSE STRUCTURE
                                             OF THE INSTITUTIONAL CLASS.

                                                 HAD THE ADVISOR NOT WAIVED FEES
                                             AND/OR REIMBURSED EXPENSES, PER-
                                             FORMANCE WOULD HAVE BEEN LOWER.

                                Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.



AIMINVESTMENTS.COM         T-END-INS-2       [YOUR GOALS. OUR SOLUTIONS.]        [AIM INVESTMENTS LOGO APPEARS HERE]
                                               --Registered Trademark--                --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      od. Simply divide your account value by       the table on the front of this
                                             $1,000 (for example, an $8,600 account        supplement. The hypothetical account
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then          values and expenses may not be used to
ongoing costs, including management          multiply the result by the number in the      estimate the actual ending account
fees; and other Fund expenses. This          table under the heading entitled "Actual      balance or expenses you paid for the
Example is intended to help you              Expenses Paid During Period" to estimate      period. You may use this information
understand your ongoing costs (in dol-       the expenses you paid on your account         to compare the ongoing costs of invest-
lars) of investing in the Fund and to        during this period.                           ing in the Fund and other funds. To do
compare these costs with ongoing costs                                                     so, compare this 5% hypothetical example
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON           with the 5% hypothetical examples that
Example is based on an investment of         PURPOSES                                      appear in the shareholder reports of the
$1,000 invested at the beginning of                                                        other funds.
the period and held for the entire           The table below also provides
period November 1, 2004, through April       information about hypothetical account            Please note that the expenses shown
30, 2005.                                    values and hypothetical expenses based        in the table are meant to highlight your
                                             on the Fund's actual expense ratio and        ongoing costs only. Therefore, the
ACTUAL EXPENSES                              an assumed rate of return of 5% per year      hypothetical information is useful in
                                             before expenses, which is not the Fund's      comparing ongoing costs only, and will
The table below provides information         actual return. The Fund's actual              not help you determine the relative
about actual account values and actual       cumulative total return after expenses        total costs of owning different funds.
expenses. You may use the information in     for the six months ended April 30, 2005,
this table, together with the amount you     appears in
invested, to estimate the expenses that
you paid over the peri-

====================================================================================================================================

                                                         ACTUAL                                    HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT    ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                   EXPENSES
   SHARE               VALUE               VALUE                  PAID DURING           VALUE                       PAID DURING
   CLASS             (11/1/04)          (4/30/05)(1)               PERIOD(2)          (4/30/05)                      PERIOD(2)
Institutional        $1,000.00           $1,034.60                   $6.81            $1,018.10                        $6.76

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 1.35% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMINVESTMENTS.COM                   T-END-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-59.96%

APPAREL RETAIL-4.60%

Ross Stores, Inc.                                  131,600   $ 3,516,352
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.50%

Liz Claiborne, Inc.                                 97,200     3,443,796
========================================================================

BREWERS-3.37%

Molson Coors Brewing Co.-Class B                    41,704     2,575,222
========================================================================

EMPLOYMENT SERVICES-4.57%

Manpower Inc.                                       90,700     3,496,485
========================================================================

HEALTH CARE EQUIPMENT-7.69%

Cytyc Corp.(a)                                     126,800     2,702,108
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)             53,624     3,184,193
========================================================================
                                                               5,886,301
========================================================================

HEALTH CARE SUPPLIES-4.39%

DENTSPLY International Inc.                         61,500     3,361,590
========================================================================

INSURANCE BROKERS-4.59%

Arthur J. Gallagher & Co.                          126,000     3,507,840
========================================================================

LEISURE PRODUCTS-3.96%

Polaris Industries Inc.                             52,700     3,033,412
========================================================================

MANAGED HEALTH CARE-5.06%

WellPoint, Inc.(a)                                  30,300     3,870,825
========================================================================

PHARMACEUTICALS-4.49%

Endo Pharmaceuticals Holdings Inc.(a)              173,200     3,438,020
========================================================================

REGIONAL BANKS-4.95%

North Fork Bancorp., Inc.                          134,550     3,787,583
========================================================================

RESTAURANTS-5.24%

Wendy's International, Inc.                         93,400     4,009,662
========================================================================

SPECIALTY STORES-2.55%

AutoZone, Inc.(a)                                   23,500     1,950,500
========================================================================
    Total Domestic Common Stocks (Cost
      $45,884,361)                                            45,877,588
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-22.99%

AUSTRALIA-2.63%

Cochlear Ltd. (Health Care Equipment)(b)            83,700     2,014,388
========================================================================

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

FRANCE-1.66%

Zodiac S.A. (Aerospace & Defense)(b)                26,200   $ 1,274,618
========================================================================

GERMANY-2.41%

Hugo Boss A.G.-Pfd. (Apparel, Accessories &
  Luxury Goods)(b)                                  53,900     1,534,287
------------------------------------------------------------------------
Medion A.G. (Distributors)                          20,600       312,000
========================================================================
                                                               1,846,287
========================================================================

IRELAND-4.54%

Kingspan Group PLC (Building Products)             162,700     1,817,265
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)              41,200     1,654,180
========================================================================
                                                               3,471,445
========================================================================

JAPAN-2.02%

Nintendo Co., Ltd. (Home Entertainment
  Software)(b)                                      13,600     1,542,890
========================================================================

MEXICO-4.70%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)      593,700     1,691,468
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               33,900     1,904,502
========================================================================
                                                               3,595,970
========================================================================

NETHERLANDS-1.98%

Fugro N.V. (Oil & Gas Equipment &
  Services)(b)                                      16,316     1,517,846
========================================================================

SWEDEN-3.05%

Hoganas A.B.-Class B (Steel)(b)                     40,500     1,069,950
------------------------------------------------------------------------
Munters A.B. (Industrial Machinery)(b)              52,900     1,260,742
========================================================================
                                                               2,330,692
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $15,279,222)                            17,594,136
========================================================================

                                                PRINCIPAL
                                                 AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-17.09%

FEDERAL HOME LOAN BANK (FHLB)-17.09%

Unsec. Disc. Notes,
  2.80%, 05/02/05 (Cost $13,075,983)(c)        $13,077,000    13,075,983
========================================================================
TOTAL INVESTMENTS-100.04% (Cost $74,239,566)                  76,547,707
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.04%)                            (27,317)
========================================================================
NET ASSETS-100.00%                                           $76,520,390
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Disc.  - Discounted

Pfd.    - Preferred
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $10,214,721, which represented 13.34% of the Fund's Total Investments. See
    Note 1A.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $74,239,566)                                  $76,547,707
-----------------------------------------------------------
Foreign currencies, at market value (cost
  $25,078)                                           24,945
-----------------------------------------------------------
Receivables for:
  Investments sold                                    1,554
-----------------------------------------------------------
  Fund shares sold                                  455,892
-----------------------------------------------------------
  Dividends                                          65,500
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                3,656
-----------------------------------------------------------
Other assets                                         30,634
===========================================================
    Total assets                                 77,129,888
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             453,551
-----------------------------------------------------------
  Fund shares reacquired                             54,640
-----------------------------------------------------------
  Foreign currency contracts outstanding              3,902
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             3,891
-----------------------------------------------------------
Accrued distribution fees                            32,485
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,282
-----------------------------------------------------------
Accrued transfer agent fees                           3,045
-----------------------------------------------------------
Accrued operating expenses                           56,702
===========================================================
    Total liabilities                               609,498
===========================================================
Net assets applicable to shares outstanding     $76,520,390
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $74,763,271
-----------------------------------------------------------
Undistributed net investment income (loss)          (29,722)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and foreign currency contracts                   (518,034)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                              2,304,875
===========================================================
                                                $76,520,390
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $48,838,086
___________________________________________________________
===========================================================
Class B                                         $12,012,330
___________________________________________________________
===========================================================
Class C                                         $12,858,043
___________________________________________________________
===========================================================
Class R                                         $    75,545
___________________________________________________________
===========================================================
Institutional Class                             $ 2,736,386
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           4,100,073
___________________________________________________________
===========================================================
Class B                                           1,017,323
___________________________________________________________
===========================================================
Class C                                           1,088,943
___________________________________________________________
===========================================================
Class R                                               6,357
___________________________________________________________
===========================================================
Institutional Class                                 228,899
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.91
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.91 divided by
      94.50%)                                   $     12.60
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.81
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.81
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     11.88
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.95
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $30,854)         $ 390,728
-----------------------------------------------------------------------
Interest                                                        156,784
=======================================================================
    Total investment income                                     547,512
=======================================================================

EXPENSES:

Advisory fees                                                   247,101
-----------------------------------------------------------------------
Administrative services fees                                     24,795
-----------------------------------------------------------------------
Custodian fees                                                   21,387
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                        69,304
-----------------------------------------------------------------------
  Class B                                                        49,100
-----------------------------------------------------------------------
  Class C                                                        49,714
-----------------------------------------------------------------------
  Class R                                                           150
-----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       41,128
-----------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          628
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         7,801
-----------------------------------------------------------------------
Registration and filing fees                                     52,896
-----------------------------------------------------------------------
Professional services fees                                       34,955
-----------------------------------------------------------------------
Other                                                            25,034
=======================================================================
    Total expenses                                              623,993
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (13,714)
=======================================================================
    Net expenses                                                610,279
=======================================================================
Net investment income (loss)                                    (62,767)
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (409,973)
-----------------------------------------------------------------------
  Foreign currencies                                              3,195
-----------------------------------------------------------------------
  Foreign currency contracts                                    (44,120)
=======================================================================
                                                               (450,898)
=======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         557,694
-----------------------------------------------------------------------
  Foreign currencies                                                346
-----------------------------------------------------------------------
  Foreign currency contracts                                     31,066
=======================================================================
                                                                589,106
=======================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                    138,208
=======================================================================
Net increase in net assets resulting from operations          $  75,441
_______________________________________________________________________
=======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the period November 4, 2003 (date operations commenced) through ended October 31, 2004
(Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2005           2004
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (62,767)   $   (93,039)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts            (450,898)        28,027
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                     589,106      1,715,769
========================================================================================
    Net increase in net assets resulting from operations           75,441      1,650,757
========================================================================================
Share transactions-net:
  Class A                                                      23,777,457     23,942,293
----------------------------------------------------------------------------------------
  Class B                                                       5,589,158      6,102,509
----------------------------------------------------------------------------------------
  Class C                                                       6,970,127      5,729,384
----------------------------------------------------------------------------------------
  Class R                                                          41,394         33,159
----------------------------------------------------------------------------------------
  Institutional Class                                             910,817      1,697,894
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              37,288,953     37,505,239
========================================================================================
    Net increase in net assets                                 37,364,394     39,155,996
========================================================================================

NET ASSETS:

  Beginning of period                                          39,155,996             --
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(29,722) and $33,045, respectively).    $76,520,390    $39,155,996
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                 0.80%
----------------------------------------------------------------------
Over $1 billion                                                  0.75%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
______________________________________________________________________
======================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B. Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended April 30, 2005, AIM waived fees of $12,536.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $157 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $41,128 for Class A, Class B, Class C and Class R share classes and $628 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $69,304, $49,100, $49,714 and $150, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $35,497 in front-end sales commissions from the sale of Class A shares and $1,000, $2,935, $1,259 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $1,021.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $1,914 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FOREIGN CURRENCY CONTRACTS

                OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------
                                 CONTRACT TO
SETTLEMENT                 -----------------------                 UNREALIZED
DATE             CURRENCY   DELIVER      RECEIVE       VALUE      DEPRECIATION
------------------------------------------------------------------------------
11/15/05         EUR*      $3,000,000   $3,884,700   $3,888,602     $(3,902)
______________________________________________________________________________
==============================================================================

* EUR -- Euro

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $37,691,061 and $7,570,933, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 4,423,106
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,179,936)
===============================================================================
Net unrealized appreciation of investment securities               $ 2,243,170
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $74,304,537.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------
                                                                                               NOVEMBER 4, 2003
                                                                                               (DATE OPERATIONS
                                                                  SIX MONTHS ENDED            COMMENCED) THROUGH
                                                                   APRIL 30, 2005              OCTOBER 31, 2004
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,233,312    $27,507,007     2,289,460     $25,304,459
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      551,457       6,724,371       638,445       6,985,762
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      637,795       7,781,964       563,891       6,235,662
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                     3,634          44,690         3,090          34,259
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       115,235       1,418,198       159,465       1,758,356
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       25,898         317,480         3,316          36,925
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (26,087)       (317,480)       (3,331)        (36,925)
====================================================================================================================
Reacquired:
  Class A                                                     (327,171)     (4,047,030)     (124,742)     (1,399,091)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (66,535)       (817,733)      (76,626)       (846,328)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (67,259)       (811,837)      (45,484)       (506,278)
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      (271)         (3,296)          (96)         (1,100)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       (40,414)       (507,381)       (5,387)        (60,462)
====================================================================================================================
                                                              3,039,594    $37,288,953     3,402,001     $37,505,239
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 20% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                               NOVEMBER 4, 2003
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.53             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)              (0.05)(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.39                1.58
===============================================================================================
    Total from investment operations                              0.38                1.53
===============================================================================================
Net asset value, end of period                                 $ 11.91             $ 11.53
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.30%              15.30%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $48,838             $24,996
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.79%(c)            2.00%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.83%(c)            3.02%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.01)%(c)          (0.49)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          15%                 35%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $39,930,113.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS B
                                                              ---------------------------------
                                                                               NOVEMBER 4, 2003
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.47              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)              (0.13)(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.38                1.60
===============================================================================================
    Total from investment operations                              0.34                1.47
===============================================================================================
Net asset value, end of period                                 $ 11.81              $11.47
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.96%              14.70%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,012              $6,403
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.44%(c)            2.65%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.48%(c)            3.67%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.66)%(c)          (1.14)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          15%                 35%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,901,449.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                               NOVEMBER 4, 2003
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.47              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)              (0.13)(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.38                1.60
===============================================================================================
    Total from investment operations                              0.34                1.47
===============================================================================================
Net asset value, end of period                                 $ 11.81              $11.47
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.96%              14.70%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,858              $5,944
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.44%(c)            2.65%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.48%(c)            3.67%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.66)%(c)          (1.14)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          15%                 35%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,025,176.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS R
                                                              ---------------------------------
                                                                                APRIL 30. 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.51              $10.88
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)              (0.04)(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.38                0.67
===============================================================================================
    Total from investment operations                              0.37                0.63
===============================================================================================
Net asset value, end of period                                  $11.88              $11.51
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.21%               5.79%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   76              $   34
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.94%(c)            2.15%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.98%(c)            3.17%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(c)          (0.64)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          15%                 35%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $60,547.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                APRIL 30. 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.55              $10.88
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.02               (0.01)(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.38                0.68
===============================================================================================
    Total from investment operations                              0.40                0.67
===============================================================================================
Net asset value, end of period                                 $ 11.95              $11.55
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.46%               6.16%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 2,736              $1,779
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.35%(c)            1.62%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.39%(c)            2.64%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets       0.43%(c)           (0.11)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          15%                 35%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,369,849.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               SUB-ADVISOR
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Funds Management, Inc.
Lewis F. Pennock                                                                5140 Yonge St.
Ruth H. Quigley                   Kevin M. Carome                               Suite 900
Larry Soll                        Senior Vice President, Secretary and Chief    Toronto, Canada M2N 6X7
Mark H. Williamson                Legal Officer
                                                                                TRANSFER AGENT
                                  Sidney M. Dilgren                             AIM Investment Services, Inc.
                                  Vice President and Treasurer                  P.O. Box 4739
                                                                                Houston, TX 77210-4739
                                  J. Philip Ferguson
                                  Vice President                                CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Karen Dunn Kelley                             225 Franklin Street
                                  Vice President                                Boston, MA 02110-2801

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                       SECTOR EQUITY

AIM Aggressive Growth Fund                            AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                              AIM Energy Fund(1)
AIM Basic Value Fund                                  AIM Financial Services Fund(1)
AIM Blue Chip Fund                                    AIM Global Health Care Fund
AIM Capital Development Fund                          AIM Global Real Estate Fund
AIM Charter Fund                                      AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                                AIM Leisure Fund(1)
AIM Diversified Dividend Fund                         AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                                  AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund                        AIM Technology Fund(1)
AIM Large Cap Growth Fund                             AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                     FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                             TAXABLE

AIM Opportunities III Fund                            AIM Floating Rate Fund
AIM Premier Equity Fund                               AIM High Yield Fund
AIM S&P 500 Index Fund(1)                             AIM Income Fund
AIM Select Equity Fund                                AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                          AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                          AIM Money Market Fund
AIM Small Company Growth Fund(1)                      AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                             AIM Total Return Bond Fund
AIM Trimark Small Companies Fund                      Premier Portfolio
AIM Weingarten Fund                                   Premier U.S. Government Money Portfolio(1)

*Domestic equity and income fund                      TAX-FREE

                                                      AIM High Income Municipal Fund
                                                      AIM Municipal Bond Fund
    INTERNATIONAL/GLOBAL EQUITY                       AIM Tax-Exempt Cash Fund
                                                      AIM Tax-Free Intermediate Fund
AIM Asia Pacific Growth Fund                          Premier Tax-Exempt Portfolio
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund(5)                          AIM ALLOCATION SOLUTIONS
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                                AIM Conservative Allocation Fund
AIM Global Growth Fund                                AIM Growth Allocation Fund(8)
AIM Global Value Fund                                 AIM Moderate Allocation Fund
AIM International Core Equity Fund(1)                 AIM Moderate Growth Allocation Fund
AIM International Growth Fund                         AIM Moderately Conservative Allocation Fund
AIM International Small Company Fund(6)
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.


   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================


AIMinvestments.com               T-END-SAR-1            A I M Distributors, Inc.



                                             [YOUR GOALS. OUR SOLUTIONS.]
                                               --Registered Trademark--



Mutual    Retirement  Annuities  College    Separately  Offshore    Cash
Funds     Products               Savings    Managed     Products    Management
                                 Plans      Accounts

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--

                                                                AIM TRIMARK FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM TRIMARK FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          o The Fund is not managed to track the        The Fund provides a complete list of its
                                             performance of any particular index,          holdings four times in each fiscal year,
o Class B shares are not available as an     including the indexes defined here, and       at the quarter-ends. For the second and
investment for retirement plans              consequently, the performance of the          fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        Fund may deviate significantly from the       Fund's semiannual and annual reports to
the Internal Revenue Code, including         performance of the indexes.                   shareholders. For the first and third
401(k) plans, money purchase pension                                                       quarters, the Fund files the lists with
plans and profit sharing plans, except       o A direct investment cannot be made in       the Securities and Exchange Commission
for plans that have existing accounts        an index. Unless otherwise indicated,         (SEC) on Form N-Q. Shareholders can look
invested in Class B shares.                  index results include reinvested              up the Fund's Forms N-Q on the SEC's Web
                                             dividends, and they do not reflect sales      site at sec.gov. Copies of the Fund's
o Class R shares are available only to       charges. Performance of an index of           Forms N-Q may be reviewed and copied at
certain retirement plans. Please see the     funds reflects fund expenses.                 the SEC's Public Reference Room at 450
prospectus for more information.             Performance of a market index does not.       Fifth Street, N.W., Washington, D.C.
                                                                                           20549-0102. You can obtain information
PRINCIPAL RISKS OF INVESTING IN THE FUND     OTHER INFORMATION                             on the operation of the Public Reference
                                                                                           Room, including information about
o International investing presents           o The returns shown in management's           duplicating fee charges, by calling
certain risks not associated with            discussion of Fund performance are based      1-202-942-8090 or 1-800-732-0330, or by
investing solely in the United States.       on net asset values calculated for            electronic request at the following
These include risks relating to              shareholder transactions. Generally           e-mail address: publicinfo@sec.gov. The
fluctuations in the value of the U.S.        accepted accounting principles require        SEC file numbers for the Fund are
dollar relative to the values of other       adjustments to be made to the net assets      811-05426 and 33-19338. The Fund's most
currencies, the custody arrangements         of the Fund at period end for financial       recent portfolio holdings, as filed on
made for the Fund's foreign holdings,        reporting purposes, and as such, the net      Form N-Q, are also available at
differences in accounting, political         asset values for shareholder                  AIMinvestments.com.
risks and the lesser degree of public        transactions and the returns based on
information required to be provided by       those net asset values may differ from        A description of the policies and
non-U.S. companies.                          the net asset values and returns              procedures that the Fund uses to
                                             reported in the Financial Highlights.         determine how to vote proxies relating
o By concentrating on a small number of                                                    to portfolio securities is available
holdings, the Fund carries greater risk      o Industry classifications used in this       without charge, upon request, from our
because each investment has a greater        report are generally according to the         Client Services department at
effect on the Fund's overall                 Global Industry Classification Standard,      800-959-4246 or on the AIM Web site,
performance.                                 which was developed by and is the             AIMinvestments.com. On the home page,
                                             exclusive property and a service mark of      scroll down and click on AIM Funds Proxy
ABOUT INDEXES USED IN THIS REPORT            Morgan Stanley Capital International          Policy. The information is also
                                             Inc. and Standard & Poor's.                   available on the SEC's Web site,
o The unmanaged MSCI WORLD INDEX is a                                                      sec.gov.
group of global securities tracked by
Morgan Stanley Capital International.                                                      Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
o The unmanaged LIPPER GLOBAL MULTI-CAP                                                    securities during the 12 months ended
CORE FUND INDEX represents an average of                                                   June 30, 2004 is available at our Web
the performance of the 10 largest global                                                   site. Go to AIMinvestments.com, access
multi-capitalization core funds tracked                                                    the About Us tab, click on Required
by Lipper, Inc., an independent mutual                                                     Notices and then click on Proxy Voting
fund performance monitor.                                                                  Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC's Web site,
                                                                                           sec.gov.


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM TRIMARK FUND

                    DEAR FELLOW SHAREHOLDERS:

   [GRAHAM          Most equity market and fund indexes, domestic and
    PHOTO]          international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter
                    months of 2004. Year-to-date as of April 30, 2005, the
ROBERT H. GRAHAM    returns were far less attractive.

                       High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central
[WILLIAMSON         bank policy continued to focus on containing short-term
  PHOTO]            inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period closed, the Fed raised that rate to 3%; it was the eighth increase since mid-2004. Should the Fed continue to raise rates, this could eventually dampen economic performance,
MARK H. WILLIAMSON  which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                       o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o  keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably diversified, and

                       o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM           /s/ MARK H. WILLIAMSON

                    Robert H. Graham               Mark H. Williamson
                    President & Vice Chair,        Chairman & President,
                    AIM Funds                      A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the Retail Funds represented by AIM Investments.

AIM TRIMARK FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY                          ========================================         In conducting a comprehensive
                                                                                           analysis of a company, we strive to
Results were mixed for AIM Trimark Fund      FUND VS. INDEXES                              identify:
during the six-month reporting period
ended April 30, 2005. The Fund tracked       TOTAL RETURNS, 10/31/04-4/30/05,              o sustainable competitive advantages;
its broad-market and style-specific          EXCLUDING APPLICABLE SALES CHARGES. IF
index, the MSCI World Index, but trailed     SALES CHARGES WERE INCLUDED, RETURNS          o strong growth prospects;
its peer group benchmark, the Lipper         WOULD BE LOWER.
Global Multi-Cap Core Fund Index.                                                          o high barriers to entry; and
Long-term performance may be found on        Class A Shares                         5.78%
page 5.                                                                                    o honest and capable management teams.
                                             Class B Shares                         5.43
   Lack of exposure to energy and                                                             Also central to the Trimark
utilities, the best-performing sectors       Class C Shares                         5.43   investment discipline is our adherence
of the MSCI World Index, detracted from                                                    to an investment horizon of three to
performance, but the Fund held its own       Class R Shares                         5.79   five years. We use this long-term
buoyed by strong returns from health                                                       approach because we believe good
care stocks. The Fund trailed its peer       MSCI World Index (Broad-Market and            business strategies usually take that
group index because of lack of exposure      Style-specific Index)                  5.70   amount of time to implement and bear
to the energy and utilities sectors.                                                       strong earnings growth.
                                             Lipper Global Multi-Cap Core Fund Index
   We have tended to shy away from           (Peer Group Index)                     7.16   MARKET CONDITIONS AND YOUR FUND
energy and utilities companies because
of the difficulty of predicting              SOURCE: LIPPER,INC.                           European markets saw clear earnings
long-term commodity prices.                                                                declines during the period, but stock
Additionally, most energy companies have     ========================================      values remained reasonable. We continued
delivered poor returns on capital                                                          to find attractive opportunities across
through a complete commodity cycle and       HOW WE INVEST                                 all market capitalizations in Europe and
are subject to strong competition from                                                     have built what we believe is a
worldwide firms. We have been reluctant      We view ourselves as business people          portfolio of high-quality growth
to invest in utility companies for           buying businesses and consider the            companies that are positioned to deliver
similar reasons.                             purchase of a stock as an ownership           reasonable returns in a market that is
                                             interest in a business. We strive to          providing only modest success.
                                             develop a proprietary view of businesses
                                             through in-depth, fundamental research           Weak U.S. equity market performance
                                             that includes careful financial               across capitalizations and investment
                                             statement analysis and meetings with          styles also characterized the reporting
                                             company management teams. We then seek        period. Investors were preoccupied with
                                             to purchase businesses whose stock            the impact of rising energy prices,
                                             prices are valued below what we have          increases in the federal funds target
                                             calculated to be the true value of the        rate and the effect rising inflation
                                             company based on its future cash flows,       might have on continued economic and
                                             management performance and business           corporate earnings growth. These
                                             fundamentals.                                 concerns translated into disappointing
                                                                                           returns in most sectors of the MSCI
                                                                                           World Index with the exception of
                                                                                           energy and utilities.


========================================     ========================================     ========================================
TOP 5 COUNTRIES                              PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*
                                             By sector
 1. United States                  49.2%                                                    1. Reed Elsevier PLC
                                                                [PIE CHART]                    (United Kingdom)                 4.6%
 2. United Kingdom                 21.1
                                             Materials                             12.4%    2. WPP Group PLC (United Kingdom)   4.5
 3. Mexico                          8.8      Information Technology                13.3%
                                             Consumer Discretionary                31.8%    3. WellPoint, Inc.                  4.4
 4. Ireland                         6.7      U.S. Government Agencies Plus
                                             Other Assets Less Liabilities          3.3%    4. Cemex S.A. de C.V.-ADR (Mexico)  3.9
 5. Japan                           5.5      Health Care                            8.7%
                                             Industrials                           10.0%    5. Canon Inc. (Japan)               3.6
                                             Consumer Staples                      10.1%
TOTAL NET ASSETS          $27.5 MILLION      Financials                            10.4%    6. Smiths Industries PLC
                                                                                               (United Kingdom)                 3.6
TOTAL NUMBER OF HOLDINGS*            40
                                                                                            7. Compass Group PLC
The Fund's holdings are subject to change,                                                     (United Kingdom)                 3.4
and there is no assurance that the Fund will
continue to hold any particular security.                                                   8. State Street Boston Corp.        3.2

*Excluding U.S. Government Agency                                                           9. Tesco PLC (United Kingdom)       3.2
Securities.
                                                                                           10. Grupo Televisa S.A.-ADR
                                                                                               (Mexico)                         3.1
========================================     ========================================     ========================================

   Although we don't buy businesses             RADIOSHACK was the company that most                      TYE BOUSADA, Chartered
based on sector trends, many of the          detracted from Fund performance. The             [BOUSADA    Financial Analyst, is
stocks that benefited Fund performance       third-largest electronics retailer in             PHOTO]     lead portfolio manager of
came from the health care, industrials       the United States lowered its 2005                           AIM Trimark Fund. Prior
and materials sectors, where we              profit forecast after first-quarter net                      to joining AIM Trimark
benefited from strong stock selection.       income fell on sluggish wireless              Investments in 1999, Mr. Bousada worked
We did not fare as well in financials        telephone sales. However, we continued        as an investment analyst and portfolio
sector due to unfavorable stock              to own the company at the end of the          manager. He earned an Honors B.A. in
selection.                                   period because it possesses key               business administration from The
                                             attributes that reflect the Trimark           University of Western Ontario.
       WE STRIVE TO DEVELOP A                investment discipline, including
         PROPRIETARY VIEW OF                 effective barriers to competition, an                        DANA LOVE, Chartered
         BUSINESSES THROUGH                  understandable business model and an              [LOVE      Financial Analyst, joined
       IN-DEPTH, FUNDAMENTAL                 astute management team. We believe                PHOTO]     AIM Trimark Investments
       RESEARCH THAT INCLUDES                management is particularly disciplined                       in 1999. He began his
           CAREFUL FINANCIAL                 in allocating shareholder capital                            investment career in
       STATEMENT ANALYSIS AND                through such practices as share               1993. From 1995 to 1997, Mr. Love worked
      MEETINGS WITH COMPANY                  buybacks.                                     with Altamira Investment Services Inc.,
        MANAGEMENT TEAMS.                                                                  where he advised clients on strategic
                                             IN CLOSING                                    investment policy and other portfolio
   During the period, we sold MURATA,                                                      management issues. He is a Certified
GRAINGER, MANPOWER, PROGRESSIVE, EQUITY      We'd like to take a moment to welcome         Financial Planner and received a M.S. in
RESIDENTIAL, MOODY'S and WEIGHT WATCHERS     new shareholders to AIM Trimark Fund and      finance from the London Business School
INTERNATIONAL. We added ERICSSON,            thank all shareholders for sharing our        in 1998 and a B.A. in sociology from the
SCHINDLER HOLDING, WILLIS GROUP, ANGLO       long-term investment perspective. We          University of Waterloo in 1992.
IRISH BANK and NINTENDO. We believe          believe the current market environment
these newly acquired companies have          is geared more toward rewarding
distinct advantages over their               individual stocks rather than attempting
competitors and are well positioned to       to predict large-scale trends. Due to
capitalize on attractive market              our disciplined investment process that
opportunities during the coming years.       focuses on individual stock selection
All of them were purchased at                and risk management, we believe this is
significant discounts to our estimate of     the type of economic environment in
their long-term value.                       which the Fund is positioned to perform
                                             well.
   WELLPOINT, INC. was the top
contributor to Fund performance. The         THE VIEWS AND OPINIONS EXPRESSED IN
company was formed when ANTHEM, INC.         MANAGEMENT'S DISCUSSION OF FUND
(another strong contributor to Fund          PERFORMANCE ARE THOSE OF A I M ADVISORS,
performance) acquired WELLPOINT HEALTH       INC. THESE VIEWS AND OPINIONS ARE
NETWORKS on November 30, 2004. The           SUBJECT TO CHANGE AT ANY TIME BASED ON
combined entity is now the largest           FACTORS SUCH AS MARKET AND ECONOMIC
commercial health benefits company in        CONDITIONS. THESE VIEWS AND OPINIONS MAY
the United States with more than 28          NOT BE RELIED UPON AS INVESTMENT ADVICE
million members. WellPoint has a number      OR RECOMMENDATIONS, OR AS AN OFFER FOR A
of factors that present effective            PARTICULAR SECURITY. THE INFORMATION IS
barriers to competition, including           NOT A COMPLETE ANALYSIS OF EVERY ASPECT
well-known brand names (BLUE CROSS AND       OF ANY MARKET, COUNTRY, INDUSTRY,
BLUE SHIELD), a large market share that      SECURITY OR THE FUND. STATEMENTS OF FACT
helps create an economy of scale and the     ARE FROM SOURCES CONSIDERED RELIABLE,
ability to capitalize on the national        BUT A I M ADVISORS, INC. MAKES NO
networks that Blue Cross and Blue Shield     REPRESENTATION OR WARRANTY AS TO THEIR
provides.                                    COMPLETENESS OR ACCURACY. ALTHOUGH
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT                   [RIGHT ARROW GRAPHIC]
                                             MANAGEMENT PHILOSOPHY.
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                   See important Fund and index            LONG-TERM PERFORMANCE RECORD, PLEASE
                                                 disclosures inside front cover.           TURN TO PAGE 5.

AIM TRIMARK FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      may use the information in this table,    April 30, 2005, appear in the table
                                             together with the amount you invested,    "Fund vs. Indexes" on page 2. The
As a shareholder of the Fund, you incur      to estimate the expenses that you         hypothetical account values and expenses
two types of costs: (1) transaction          paid over the period. Simply divide       may not be used to estimate the actual
costs, which may include sales charges       your account value by $1,000 (for         ending account balance or expenses you
(loads) on purchase payments; contingent     example, an $8,600 account value divided  paid for the period. You may use this
deferred sales charges on redemptions;       by $1,000 = 8.6), then multiply the       information to compare the ongoing costs
and redemption fees, if any; and (2)         result by the number in the table under   of investing in the Fund and other
ongoing costs, including management          the heading entitled "Actual Expenses     funds. To do so, compare this 5%
fees; distribution and/or service fees       Paid During Period" to estimate the       hypothetical example with the 5%
(12b-1); and other Fund expenses. This       expenses you paid on your account during  hypothetical examples that appear in the
example is intended to help you              this period.                              shareholder reports of the other funds.
understand your ongoing costs (in
dollars) of investing in the Fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON          Please note that the expenses shown
compare these costs with ongoing costs       PURPOSES                                  in the table are meant to highlight your
of investing in other mutual funds. The                                                ongoing costs only and do not reflect
example is based on an investment of         The table below also provides             any transactional costs, such as sales
$1,000 invested at the beginning of the      information about hypothetical account    charges (loads) on purchase payments,
period and held for the entire period        values and hypothetical expenses based    contingent deferred sales charges on
November 1, 2004, through April 30,          on the Fund's actual expense ratio and    redemptions, and redemption fees, if
2005.                                        an assumed rate of return of 5% per year  any. Therefore, the hypothetical before expenses, which is not the Fund's  information is useful in comparing
ACTUAL EXPENSES                              actual return. The Fund's actual          ongoing costs only, and will not help
                                             cumulative total returns at net asset     you determine the relative total costs
The table below provides information         value after expenses for the six months   of owning different funds.
about actual account values and actual       ended
expenses. You


====================================================================================================================================

                                                        ACTUAL                                  HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT      ENDING ACCOUNT               EXPENSES        ENDING ACCOUNT                    EXPENSES
SHARE             VALUE                  VALUE                  PAID DURING          VALUE                       PAID DURING
CLASS           (11/1/04)              (4/30/05)(1)               PERIOD(2)        (4/30/05)                      PERIOD(2)
-----        -----------------      ---------------             -----------      --------------                  -----------
  A             $1,000.00              $1,057.80                  $11.48           $1,013.64                        $11.23
  B              1,000.00               1,054.30                   14.77            1,010.41                         14.46
  C              1,000.00               1,054.30                   14.77            1,010.41                         14.46
  R              1,000.00               1,057.90                   12.25            1,012.89                         11.98


(1) The actual ending account value is based on the actual total return of the Fund for the period, November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio, 2.25%, 2.90%, 2.90% and 2.40% for Class A, B, C and R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

                                            [ARROW
                                            BUTTON    For More Information Visit
                                            IMAGE]         AIMINVESTMENTS.COM

AIM TRIMARK FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable sales   As of 3/31/05, including applicable sales
charges                                     charges

CLASS A SHARES                              CLASS A SHARES
Inception (11/4/03)                2.53%    Inception (11/4/03)               4.20%
 1 Year                           -1.26      1 Year                           0.09

CLASS B SHARES                              CLASS B SHARES
Inception (11/4/03)                3.14%    Inception (11/4/03)               5.00%
 1 Year                           -1.28      1 Year                           0.21

CLASS C SHARES                              CLASS C SHARES
Inception (11/4/03)               5.77%     Inception (11/4/03)               7.78%
 1 Year                           2.72       1 Year                           4.21

CLASS R SHARES                              CLASS R SHARES
Inception                         6.37%     Inception                         8.34%
 1 Year                           4.38       1 Year                           5.85
=========================================   =========================================


CLASS R SHARES' INCEPTION DATE IS APRIL     NET ASSET VALUE AND THE EFFECT OF THE        END SALES CHARGE; RETURNS SHOWN ARE AT NET
30, 2004. RETURNS SINCE THAT DATE ARE       MAXIMUM SALES CHARGE UNLESS OTHERWISE        ASSET VALUE AND DO NOT REFLECT A 0.75%
HISTORICAL RETURNS. ALL OTHER RETURNS ARE   STATED. PERFORMANCE FIGURES DO NOT REFLECT   CDSC THAT MAY BE IMPOSED ON A TOTAL
BLENDED RETURNS OF HISTORICAL CLASS R       DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   REDEMPTION OF RETIREMENT PLAN ASSETS
SHARE PERFORMANCE AND RESTATED CLASS A      ON FUND DISTRIBUTIONS OR SALE OF FUND        WITHIN THE FIRST YEAR.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO     SHARES. INVESTMENT RETURN AND PRINCIPAL
THE INCEPTION DATE OF CLASS R SHARES) AT    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE       A REDEMPTION FEE OF 2% WILL BE IMPOSED
NET ASSET VALUE, ADJUSTED TO REFLECT THE    A GAIN OR LOSS WHEN YOU SELL SHARES.         ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS                                               THE FUND WITHIN 30 DAYS OF PURCHASE.
R SHARES. CLASS A SHARES' INCEPTION DATE       CLASS A SHARE PERFORMANCE REFLECTS THE    EXCEPTIONS TO THE REDEMPTION FEE ARE
IS NOVEMBER 4, 2003.                        MAXIMUM 5.50% SALES CHARGE, AND CLASS B      LISTED IN THE FUND'S PROSPECTUS.
                                            AND CLASS C SHARE PERFORMANCE REFLECTS THE
   THE PERFORMANCE DATA QUOTED REPRESENT    APPLICABLE CONTINGENT DEFERRED SALES            THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE       CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   CLASSES WILL DIFFER DUE TO DIFFERENT SALES
COMPARABLE FUTURE RESULTS; CURRENT          CDSC ON CLASS B SHARES DECLINES FROM 5%      CHARGE STRUCTURES AND CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE  BEGINNING AT THE TIME OF PURCHASE TO 0% AT
VISIT AIMINVESTMENTS.COM FOR THE MOST       THE BEGINNING OF THE SEVENTH YEAR. THE          HAD THE ADVISOR NOT WAIVED FEES AND/OR
RECENT MONTH-END PERFORMANCE. PERFORMANCE   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST   REIMBURSED EXPENSES, PERFORMANCE WOULD
FIGURES REFLECT REINVESTED DISTRIBUTIONS,   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT   HAVE BEEN LOWER.
CHANGES IN                                  HAVE A FRONT-

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/05


AIM TRIMARK FUND

INSTITUTIONAL CLASS SHARES                   ========================================      PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             AVERAGE ANNUAL TOTAL RETURNS                  INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 4/30/05                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                          6.75%      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   1 Year                            4.85       ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        6 Months*                         5.96       PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================      SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                       OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================      FULL REPORT FOR INFORMATION ON
                                             AVERAGE ANNUAL TOTAL RETURNS                  COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             For periods ended 3/31/05, most recent        YOUR FUND PROSPECTUS FOR MORE
                                             calendar quarter-end                          INFORMATION. FOR THE MOST CURRENT
                                                                                           MONTH-END PERFORMANCE, PLEASE CALL
                                             Inception                          8.67%      800-451-4246 OR VISIT
                                              1 Year                            6.24       AIMINVESTMENTS.COM.
                                              6 Months*                         9.13
                                                                                               HAD THE ADVISOR NOT WAIVED FEES
                                             *Cumulative total return that has not         AND/OR REIMBURSED EXPENSES, PER-
                                              been annualized                              FORMANCE WOULD HAVE BEEN LOWER.
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE AND REFLECT
                                             THE HIGHER RULE 12b-1 FEES APPLICABLE TO
                                             CLASS A SHARES. CLASS A SHARES'
                                             INCEPTION DATE IS NOVEMBER 4, 2003.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. INSTITUTIONAL CLASS SHARES WOULD
                                             HAVE HAD DIFFERENT RETURNS DUE TO
                                             DIFFERENCES IN THE EXPENSE STRUCTURE OF
                                             THE INSTITUTIONAL CLASS.


                                   Over for information on your Fund's expenses.


                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMINVESTMENTS.COM         T-TRI-INS-2           [YOUR GOALS. OUR SOLUTIONS.]             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--                      --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      od. Simply divide your account value by       the table on the front of this
                                             $1,000 (for example, an $8,600 account        supplement. The hypothetical account
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then          values and expenses may not be used to
ongoing costs, including management          multiply the result by the number in the      estimate the actual ending account
fees; and other Fund expenses. This          table under the heading entitled "Actual      balance or expenses you paid for the
example is intended to help you              Expenses Paid During Period" to estimate      period. You may use this information to
understand your ongoing costs (in            the expenses you paid on your account         compare the ongoing costs of investing
dollars) of investing in the Fund and to     during this period.                           in the Fund and other funds. To do so,
compare these costs with ongoing costs                                                     compare this 5% hypothetical example
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON           with the 5% hypothetical examples that
example is based on an investment of         PURPOSES                                      appear in the shareholder reports of the
$1,000 invested at the beginning of the                                                    other funds.
period and held for the entire period        The table below also provides
November 1, 2004, through April 30,          information about hypothetical account            Please note that the expenses shown
2005.                                        values and hypothetical expenses based        in the table are meant to highlight your
                                             on the Fund's actual expense ratio and        ongoing costs only. Therefore, the
ACTUAL EXPENSES                              an assumed rate of return of 5% per year      hypothetical information is useful in
                                             before expenses, which is not the Fund's      comparing ongoing costs only, and will
The table below provides information         actual return. The Fund's actual              not help you determine the relative
about actual account values and actual       cumulative total return after expenses        total costs of owning different funds.
expenses. You may use the information in     for the six months ended April 30, 2005,
this table, together with the amount you     appears in
invested, to estimate the expenses that
you paid over the peri-

====================================================================================================================================
                                                               ACTUAL                                 HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING ACCOUNT        ENDING ACCOUNT             EXPENSES          ENDING ACCOUNT           EXPENSES
     SHARE                VALUE                   VALUE                 PAID DURING            VALUE               PAID DURING
     CLASS              (11/1/04)              (4/30/05)(1)              PERIOD(2)           (4/30/05)              PERIOD(2)
Institutional           $1,000.00               $1,059.60                  $9.70             $1,015.37                $9.49

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 1.90% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMINVESTMENTS.COM                       T-TRI-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                               MARKET
                                                  SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-53.34%

BERMUDA-2.36%

Willis Group Holdings Ltd. (Insurance
  Brokers)                                          19,400   $   648,930
========================================================================

DENMARK-0.64%

Novozymes A.S.-Class B (Specialty
  Chemicals)(a)                                      3,600       175,239
========================================================================

FRANCE-0.14%

Societe BIC S.A. (Office Services &
  Supplies)(a)                                         700        37,860
========================================================================

IRELAND-6.67%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                         41,400       479,083
------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)(a)                                         32,600       790,567
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)              14,000       562,100
========================================================================
                                                               1,831,750
========================================================================

ITALY-1.83%

Luxottica Group S.p.A. (Apparel, Accessories
  & Luxury Goods)(a)                                25,200       503,087
========================================================================

JAPAN-5.46%

Canon Inc. (Office Electronics)(a)                  19,000       988,255
------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(a)                                       4,500       510,515
========================================================================
                                                               1,498,770
========================================================================

MEXICO-8.77%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                        30,108     1,083,888
------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)       163,500       465,816
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               15,300       859,554
========================================================================
                                                               2,409,258
========================================================================

NETHERLANDS-2.93%

Vedior N.V. (Employment Services)(a)                52,300       804,426
========================================================================

SWEDEN-2.07%

Telefonaktiebolaget LM Ericsson-Class B
  (Communications Equipment)(a)                    192,000       568,206
========================================================================

SWITZERLAND-1.33%

Schindler Holding A.G. (Industrial
  Machinery)(a)                                        300       109,809
------------------------------------------------------------------------
Schindler Holding A.G.-Participation Ctfs.
  (Industrial Machinery)(a)                            700       254,213
========================================================================
                                                                 364,022
========================================================================

                                                               MARKET
                                                  SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-21.14%

Compass Group PLC (Restaurants)(a)                 210,900   $   944,467
------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(a)            20,328       513,390
------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(a)                  130,300     1,276,775
------------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(a)                                 59,400       975,262
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                         147,546       871,088
------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                     112,700     1,224,903
========================================================================
                                                               5,805,885
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $14,021,162)                            14,647,433
========================================================================

DOMESTIC COMMON STOCKS-43.36%

ASSET MANAGEMENT & CUSTODY BANKS-3.18%

State Street Corp.                                  18,900       873,747
========================================================================

BROADCASTING & CABLE TV-2.76%

Clear Channel Communications, Inc.                  23,700       756,978
========================================================================

CASINOS & GAMING-1.93%

Harrah's Entertainment, Inc.                         8,100       531,522
========================================================================

COMPUTER & ELECTRONICS RETAIL-2.35%

RadioShack Corp.                                    25,800       644,226
========================================================================

CONSTRUCTION MATERIALS-2.90%

Vulcan Materials Co.                                15,000       795,600
========================================================================

CONSUMER FINANCE-3.09%

American Express Co.                                16,100       848,470
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.16%

Sabre Holdings Corp.-Class A                        16,300       318,828
========================================================================

DIVERSIFIED CHEMICALS-2.41%

Engelhard Corp.                                     21,600       661,608
========================================================================

ELECTRONIC MANUFACTURING SERVICES-2.44%

Molex Inc.-Class A                                  29,300       670,677
========================================================================

HEALTH CARE SERVICES-2.51%

IMS Health Inc.                                     28,700       688,226
========================================================================

HOME IMPROVEMENT RETAIL-2.86%

Sherwin-Williams Co. (The)                          17,600       784,432
========================================================================

                                                               MARKET
                                                  SHARES        VALUE
------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS-2.32%

Costco Wholesale Corp.                              15,700   $   637,106
========================================================================

INTERNET RETAIL-2.56%

IAC/InterActiveCorp(b)                              32,400       704,376
========================================================================

MANAGED HEALTH CARE-4.37%

WellPoint, Inc.(b)                                   9,400     1,200,850
========================================================================

MOVIES & ENTERTAINMENT-0.25%

Walt Disney Co. (The)                                2,600        68,640
========================================================================

PUBLISHING-1.61%

Meredith Corp.                                       9,400       441,800
========================================================================

SPECIALTY CHEMICALS-2.51%

Sigma-Aldrich Corp.                                 11,800       689,474
========================================================================

                                                               MARKET
                                                  SHARES        VALUE
------------------------------------------------------------------------

SYSTEMS SOFTWARE-2.15%

Oracle Corp.(b)                                     51,000   $   589,560
========================================================================
    Total Domestic Common Stocks (Cost
      $11,840,587)                                            11,906,120
========================================================================

                                                PRINCIPAL      MARKET
                                                  AMOUNT        VALUE
------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-5.85%

FEDERAL HOME LOAN BANK (FHLB)-5.85%

Unsec. Disc. Notes,
  2.80%, 05/02/05 (Cost $1,605,870)(c)          $1,606,000   $ 1,605,750
========================================================================
TOTAL INVESTMENTS-102.55% (Cost $27,467,619)                  28,159,303
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.55%)                           (699,525)
========================================================================
NET ASSETS-100.00%                                           $27,459,778
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $11,027,145, which represented 39.16% of the Fund's Total Investments. See
    Note 1A.
(b) Non-income producing security.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $27,467,619)                                  $28,159,303
-----------------------------------------------------------
Foreign currencies, at market value (cost
  $13,146)                                           13,138
-----------------------------------------------------------
Cash                                                 27,657
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  106,130
-----------------------------------------------------------
  Dividends                                          48,205
-----------------------------------------------------------
  Amount due from advisor                            24,746
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                3,266
-----------------------------------------------------------
Other assets                                         22,368
===========================================================
     Total assets                                28,404,813
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             846,089
-----------------------------------------------------------
  Fund shares reacquired                             30,733
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            3,266
-----------------------------------------------------------
Accrued distribution fees                            11,509
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              930
-----------------------------------------------------------
Accrued transfer agent fees                           7,893
-----------------------------------------------------------
Accrued operating expenses                           44,615
===========================================================
     Total liabilities                              945,035
===========================================================
Net assets applicable to shares outstanding     $27,459,778
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $26,714,131
-----------------------------------------------------------
Undistributed net investment income (loss)         (113,158)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies      167,286
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                 691,519
===========================================================
                                                $27,459,778
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $15,761,480
___________________________________________________________
===========================================================
Class B                                         $ 5,847,766
___________________________________________________________
===========================================================
Class C                                         $ 5,815,993
___________________________________________________________
===========================================================
Class R                                         $    24,056
___________________________________________________________
===========================================================
Institutional Class                             $    10,483
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,435,580
___________________________________________________________
===========================================================
Class B                                             537,863
___________________________________________________________
===========================================================
Class C                                             534,903
___________________________________________________________
===========================================================
Class R                                               2,193
___________________________________________________________
===========================================================
Institutional Class                                     951
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.98
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.98 divided by
       94.50%)                                  $     11.62
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.87
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.87
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.97
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.02
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,621)          $ 165,804
-----------------------------------------------------------------------
Interest                                                         15,191
=======================================================================
     Total investment income                                    180,995
=======================================================================


EXPENSES:

Advisory fees                                                    97,923
-----------------------------------------------------------------------
Administrative services fees                                     24,795
-----------------------------------------------------------------------
Custodian fees                                                   23,978
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                        22,490
-----------------------------------------------------------------------
  Class B                                                        26,204
-----------------------------------------------------------------------
  Class C                                                        24,592
-----------------------------------------------------------------------
  Class R                                                            48
-----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       23,591
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         6,965
-----------------------------------------------------------------------
Registration and filing fees                                     51,441
-----------------------------------------------------------------------
Reports to shareholders                                          34,802
-----------------------------------------------------------------------
Professional services fees                                       32,505
-----------------------------------------------------------------------
Other                                                             5,677
=======================================================================
     Total expenses                                             375,011
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (82,731)
=======================================================================
     Net expenses                                               292,280
=======================================================================
Net investment income (loss)                                   (111,285)
=======================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         357,701
-----------------------------------------------------------------------
  Foreign currencies                                             (2,936)
=======================================================================
                                                                354,765
=======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         594,375
-----------------------------------------------------------------------
  Foreign currencies                                               (161)
=======================================================================
                                                                594,214
=======================================================================
Net gain from investment securities and foreign currencies      948,979
=======================================================================
Net increase in net assets resulting from operations          $ 837,694
_______________________________________________________________________
=======================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2005           2004
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (111,285)   $   (83,482)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            354,765       (196,705)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             594,214         97,305
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   837,694       (182,882)
========================================================================================
Share transactions-net:
  Class A                                                       5,556,564      9,842,778
----------------------------------------------------------------------------------------
  Class B                                                       1,285,518      4,399,603
----------------------------------------------------------------------------------------
  Class C                                                       1,592,158      4,094,575
----------------------------------------------------------------------------------------
  Class R                                                          13,770         10,000
----------------------------------------------------------------------------------------
  Institutional Class                                                  --         10,000
========================================================================================
    Net increase in net assets resulting from share
     transactions                                               8,448,010     18,356,956
========================================================================================
    Net increase in net assets                                  9,285,704     18,174,074
========================================================================================

NET ASSETS:

  Beginning of period                                          18,174,074             --
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(113,158) and $(1,873), respectively)   $27,459,778    $18,174,074
________________________________________________________________________________________
========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM'S compensation on the sub-advised assets.

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.85%
---------------------------------------------------------------------
Over $1 billion                                                 0.80%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.80%
---------------------------------------------------------------------
Next $250 million                                               0.78%
---------------------------------------------------------------------
Next $500 million                                               0.76%
---------------------------------------------------------------------
Next $1.5 billion                                               0.74%
---------------------------------------------------------------------
Next $2.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.68%
---------------------------------------------------------------------
Over $10 billion                                                0.66%
_____________________________________________________________________
=====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.25%, 2.90%, 2.90%, 2.40% and 1.90% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended April 30, 2005, AIM waived fees of $82,354.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $46 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $23,591 for Class A, Class B, Class C and Class R share classes and $0 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $22,490, $26,204, $24,592 and $48, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $10,641 in front-end sales commissions from the sale of Class A shares and $111, $4,547, $2,082 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $331.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $1,874 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2012                                                  $154,130
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $13,399,421 and $4,814,115, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,503,857
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (826,925)
==============================================================================
Net unrealized appreciation of investment securities               $  676,932
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $27,482,371.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                                             NOVEMBER 4, 2003
                                                                                             (DATE OPERATIONS
                                                                 SIX MONTHS ENDED             COMMENCED) TO
                                                                  APRIL 30, 2005             OCTOBER 31, 2004
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      611,549    $ 6,855,378    1,037,741    $10,842,516
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      164,987      1,835,141      441,749      4,598,409
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      188,875      2,104,869      404,000      4,219,660
-----------------------------------------------------------------------------------------------------------------
  Class R(a)                                                     1,537         17,055          952         10,000
-----------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                            --             --          951         10,000
=================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        6,785         76,304        5,961         62,836
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       (6,842)       (76,304)      (5,984)       (62,836)
=================================================================================================================
Reacquired:(b)
  Class A                                                     (122,704)    (1,375,118)    (103,752)    (1,062,574)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (42,849)      (473,319)     (13,198)      (135,970)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      (45,669)      (512,711)     (12,303)      (125,085)
-----------------------------------------------------------------------------------------------------------------
  Class R(a)                                                      (296)        (3,285)          --             --
=================================================================================================================
                                                               755,373    $ 8,448,010    1,756,117    $18,356,956
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Class R shares and Institutional Class shares commenced sales on April 30, 2004.
(b) Amount is net of redemption fees of $674, $262, $258, $0, and $0 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended April 30, 2005 and $193, $64, $59, $0 and $0 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the period November 4, 2003 (date operations commenced) through October 31, 2004.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              ------------------------------------
                                                                                  NOVEMBER 4, 2003
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                              APRIL 30,             OCTOBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.38                 $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)              (0.05)(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.64                   0.43
==================================================================================================
    Total from investment operations                              0.60                   0.38
==================================================================================================
Redemptions fees added to shares of beneficial interest           0.00                   0.00
==================================================================================================
Net asset value, end of period                                 $ 10.98                 $10.38
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   5.78%                  3.80%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $15,761                 $9,757
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.25%(c)               2.25%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.97%(c)               3.84%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets      (0.68)%(c)             (0.53)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                          22%                    38%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $12,958,172.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            CLASS B
                                                              ------------------------------------
                                                                                  NOVEMBER 4, 2003
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                              APRIL 30,             OCTOBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.31                 $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)              (0.12)(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.63                   0.43
==================================================================================================
    Total from investment operations                              0.56                   0.31
==================================================================================================
Redemptions fees added to shares of beneficial interest           0.00                   0.00
==================================================================================================
Net asset value, end of period                                  $10.87                 $10.31
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   5.43%                  3.10%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,848                 $4,358
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.90%(c)               2.90%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.62%(c)               4.49%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets      (1.33)%(c)             (1.18)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                          22%                    38%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,284,166.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                  NOVEMBER 4, 2003
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                              APRIL 30,             OCTOBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.31                 $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)              (0.12)(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.63                   0.43
==================================================================================================
    Total from investment operations                              0.56                   0.31
==================================================================================================
Redemptions fees added to shares of beneficial interest           0.00                   0.00
==================================================================================================
Net asset value, end of period                                  $10.87                 $10.31
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   5.43%                  3.10%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,816                 $4,040
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.90%(c)               2.90%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.62%(c)               4.49%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets      (1.33)%(c)             (1.18)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                          22%                    38%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,959,075.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS R
                                                              ----------------------------------
                                                                                  APRIL 30, 2004
                                                              SIX MONTHS           (DATE SALES
                                                                ENDED             COMMENCED) TO
                                                              APRIL 30,            OCTOBER 31,
                                                                 2005                  2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.37                $10.51
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)             (0.04)(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.65                 (0.10)
================================================================================================
    Total from investment operations                              0.60                 (0.14)
================================================================================================
Redemptions fees added to shares of beneficial interest           0.00                  0.00
================================================================================================
Net asset value, end of period                                  $10.97                $10.37
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   5.79%                (1.33)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   24                $   10
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.40%(c)              2.40%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.12%(c)              3.99%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets      (0.83)%(c)            (0.68)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          22%                   38%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $19,512.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                  APRIL 30, 2004
                                                              SIX MONTHS           (DATE SALES
                                                                ENDED             COMMENCED) TO
                                                              APRIL 30,            OCTOBER 31,
                                                                 2005                  2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.40                $10.51
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)             (0.01)(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.64                 (0.10)
================================================================================================
    Total from investment operations                              0.62                 (0.11)
================================================================================================
Net asset value, end of period                                  $11.02                $10.40
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   5.96%                (1.05)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10                $   10
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.90%(c)              1.90%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.41%(c)              3.42%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets      (0.33)%(c)            (0.18)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          22%                   38%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,684.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               SUB-ADVISOR
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Funds Management, Inc.
Lewis F. Pennock                                                                5140 Yonge St.
Ruth H. Quigley                   Kevin M. Carome                               Suite 900
Larry Soll                        Senior Vice President, Secretary and Chief    Toronto, Canada M2N 6X7
Mark H. Williamson                Legal Officer
                                                                                TRANSFER AGENT
                                  Sidney M. Dilgren                             AIM Investment Services, Inc.
                                  Vice President and Treasurer                  P.O. Box 4739
                                                                                Houston, TX 77210-4739
                                  J. Philip Ferguson
                                  Vice President                                CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Karen Dunn Kelley                             225 Franklin Street
                                  Vice President                                Boston, MA 02110-2801
                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                       SECTOR EQUITY

AIM Aggressive Growth Fund                            AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                              AIM Energy Fund (1)
AIM Basic Value Fund                                  AIM Financial Services Fund(1)
AIM Blue Chip Fund                                    AIM Global Health Care Fund
AIM Capital Development Fund                          AIM Global Real Estate Fund
AIM Charter Fund                                      AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                                AIM Leisure Fund (1)
AIM Diversified Dividend Fund                         AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                                  AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund                        AIM Technology Fund(1)
AIM Large Cap Growth Fund                             AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                     FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                             TAXABLE
AIM Opportunities III Fund
AIM Premier Equity Fund                               AIM Floating Rate Fund
AIM S&P 500 Index Fund(1)                             AIM High Yield Fund
AIM Select Equity Fund                                AIM Income Fund
AIM Small Cap Equity Fund(3)                          AIM Intermediate Government Fund
AIM Small Cap Growth Fund(4)                          AIM Limited Maturity Treasury Fund
AIM Small Company Growth Fund(1)                      AIM Money Market Fund
AIM Trimark Endeavor Fund                             AIM Short Term Bond Fund
AIM Trimark Small Companies Fund                      AIM Total Return Bond Fund
AIM Weingarten Fund                                   Premier Portfolio
                                                      Premier U.S. Government Money Portfolio(1)
*Domestic equity and income fund
                                                      TAX-FREE

      INTERNATIONAL/GLOBAL EQUITY                     AIM High Income Municipal Fund
                                                      AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                          AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                           AIM Tax-Free Intermediate Fund
AIM European Growth Fund                              Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                                      AIM ALLOCATION SOLUTIONS
AIM Global Growth Fund
AIM Global Value Fund                                 AIM Conservative Allocation Fund
AIM International Core Equity Fund(1)                 AIM Growth Allocation Fund(8)
AIM International Growth Fund                         AIM Moderate Allocation Fund
AIM International Small Company Fund(6)               AIM Moderate Growth Allocation Fund
AIM Trimark Fund                                      AIM Moderately Conservative Allocation Fund



(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com             T-TRI-SAR-1            A I M Distributors, Inc.


                                                   [YOUR GOALS. OUR SOLUTIONS.]
                                                     --Registered Trademark--

Mutual   Retirement  Annuities   College    Separately   Offshore    Cash
Funds    Products                Savings    Managed      Products    Management
                                 Plans      Accounts

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--

                                                AIM TRIMARK SMALL COMPANIES FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIM TRIMARK SMALL COMPANIES FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES

o Class B shares are not available as an   o The unmanaged LIPPER SMALL-CAP CORE        o Industry classifications used in this
investment for retirement plans            FUND INDEX represents an average of the      report are generally according to the
maintained pursuant to Section 401 of      performance of the 30 largest small-         Global Industry Classification Standard,
the Internal Revenue Code, including       capitalization core equity funds tracked     which was developed by and is the
401(k) plans, money purchase pension       by Lipper, Inc., an independent mutual       exclusive property and a service mark of
plans and profit sharing plans, except     fund performance monitor.                    Morgan Stanley Capital International
for plans that have existing accounts                                                   Inc. and Standard & Poor's.
invested in Class B shares.                o The unmanaged RUSSELL 2000--Registered
                                           Trademark--INDEX represents the              The Fund provides a complete list of its
o Class R shares are available only to     performance of the stocks of small-          holdings four times in each fiscal year,
certain retirement plans. Please see the   capitalization companies.                    at the quarter-ends. For the second and
prospectus for more information.                                                        fourth quarters, the lists appear in the
                                           o The Fund is not managed to track the       Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND   performance of any particular index,         shareholders. For the first and third
                                           including the indexes defined here, and      quarters, the Fund files the lists with
o Investing in small and mid-size          consequently, the performance of the         the Securities and Exchange Commission
companies involves risks not associated    Fund may deviate significantly from the      (SEC) on Form N-Q. Shareholders can look
with investing in more established         performance of the indexes.                  up the Fund's Forms N-Q on the SEC's Web
companies, including business risk,                                                     site at sec.gov. Copies of the Fund's
significant stock price fluctuations and   o A direct investment cannot be made in      Forms N-Q may be reviewed and copied at
illiquidity.                               an index. Unless otherwise indicated,        the SEC's Public Reference Room at 450
                                           index results include reinvested             Fifth Street, N.W., Washington, D.C.
o The Fund may invest up to 25% of its     dividends, and they do not reflect sales     20549-0102. You can obtain information
assets in the securities of non-U.S.       charges. Performance of an index of          on the operation of the Public Reference
issuers. International investing           funds reflects fund expenses.                Room, including information about
presents certain risks not associated      Performance of a market index does not.      duplicating fee charges, by calling
with investing solely in the United                                                     1-202-942-8090 or 1-800-732-0330, or by
States. These include risks relating to    OTHER INFORMATION                            electronic request at the following
fluctuations in the value of the U.S.                                                   e-mail address: publicinfo@sec.gov. The
dollar relative to the values of other     o The returns shown in management's          SEC file numbers for the Fund are
currencies, the custody arrangements       discussion of Fund performance are based     811-05426 and 33-19338. The Fund's most
made for the Fund's foreign holdings,      on net asset values calculated for           recent portfolio holdings, as filed on
differences in accounting, political       shareholder transactions. Generally          Form N-Q, are also available at
risks and the lesser degree of public      accepted accounting principles require       AIMinvestments.com.
information required to be provided by     adjustments to be made to the net assets
non-U.S. companies.                        of the Fund at period end for financial      A description of the policies and
                                           reporting purposes, and as such, the net     procedures that the Fund uses to
o By concentrating on a small number of    asset values for shareholder                 determine how to vote proxies relating
holdings, the Fund carries greater risk    transactions and the returns based on        to portfolio securities is available
because each investment has a greater      those net asset values may differ from       without charge, upon request, from our
effect on the Fund's overall               the net asset values and returns             Client Services department at
performance.                               reported in the Financial Highlights.        800-959-4246 or on the AIM Web site,
                                                                                        AIMinvestments.com. On the home page,
ABOUT INDEXES USED IN THIS REPORT                                                       scroll down and click on AIM Funds Proxy
                                                                                        Policy. The information is also available on
o The unmanaged Standard & Poor's                                                       the SEC's Web site, sec.gov.
Composite Index of 500 Stocks (the S&P
500--Registered Trademark-- INDEX) is                                                   Information regarding how the Fund voted
an index of common stocks frequently                                                    proxies related to its portfolio securities
used as a general measure of U.S. stock                                                 during the 12 months ended June 30, 2004
market performance.                                                                     is available at our Web site. Go to
                                                                                        AIMinvestments.com, access the About Us
                                                                                        tab, click on Required Notices and then
                                                                                        click on Proxy Voting Activity. Next,
                                                                                        select the Fund from the drop-down menu.
                                                                                        The information is also available on the
                                                                                        SEC's Web site, sec.gov.


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM TRIMARK SMALL COMPANIES FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
     [GRAHAM        positive numbers reflected gains made during the latter
      PHOTO]        months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.

                       High oil prices remained a source of unease; crude oil
 ROBERT H. GRAHAM   remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
                    inflation via increases in the overnight federal funds
  [WILLIAMSON       interest rate, the rate the Federal Reserve (the Fed) most
     PHOTO]         directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth increase since mid-2004. Should the Fed continue to raise
MARK H. WILLIAMSON  rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                       o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o  keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably diversified, and

                       o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

                    Robert H. Graham                    Mark H. Williamson
                    President & Vice Chair,             Chairman & President,
                    AIM Funds                           A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK SMALL COMPANIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                        o sustainable competitive advantages;
                                            ========================================
                                            FUND VS. INDEXES                            o strong growth prospects;
PERFORMANCE SUMMARY
                                            TOTAL RETURNS, 10/31/04-4/30/05,            o high barriers to entry; and
For the six-month reporting period ended    EXCLUDING APPLICABLE SALES CHARGES. IF
April 30, 2005, AIM Trimark Small           SALES CHARGES WERE INCLUDED, RETURNS        o honest and capable management teams.
Companies Fund outperformed the broad       WOULD BE LOWER.
market, as represented by the S&P 500                                                      Also central to the Trimark
Index, as well as the Fund's                Class A Shares                      6.08%   discipline is our adherence to an
style-specific and peer group indexes,                                                  investment horizon of three to five
the Russell 2000 Index and Lipper           Class B Shares                      5.69    years. We use this long-term investment
Small-Cap Core Fund Index, respectively.                                                approach because we believe good
Long-term performance information           Class C Shares                      5.69    business strategies usually take that
appears on page 5.                                                                      amount of time to implement and fuel
                                            Class R Shares                      6.00    strong earnings growth.
   Strong stock selection in the health
care and industrials sectors was the        S&P 500 Index (Broad Market Index)  3.28    MARKET CONDITIONS AND YOUR FUND
leading factor in the Fund's
outperformance versus its style-specific    Russell 2000 Index                          Weak equity market performance across
and peer group indexes. Similarly,          (Style-specific Index)             -0.15    capitalizations and investment styles
robust returns among the Fund's                                                         characterized the reporting period.
industrials holdings drove                  Lipper Small-Cap Core Fund Index            Investors were preoccupied with the
outperformance versus the S&P 500 Index.    (Peer Group Index)                  0.47    impact of rising energy prices,
Although the health care and industrials                                                increases in the federal funds target
sectors barely eked out positive returns    SOURCE: LIPPER,INC.                         rate and the effect rising inflation
during the period in the Russell 2000       ========================================    might have on continued economic and
Index, our holdings in those sectors                                                    corporate earnings growth. These
registered double-digit gains.              HOW WE INVEST                               concerns translated into disappointing
                                                                                        returns in most sectors of the Russell
   The Fund's outperformace was             We view ourselves as business people        2000 Index with the exception of energy
especially noteworthy in a period in        buying businesses and consider the          and utilities.
which small cap stocks lagged mid caps.     purchase of a stock as an ownership
                                            interest in a business. We strive to           Although we don't buy businesses
                                            develop a proprietary view of businesses    based on sector returns, many of the
                                            through in-depth, fundamental research      stocks that performed well in the Fund
                                            that includes careful financial             came from the health care, industrials
                                            statement analysis and meetings with        and consumer discretionary sectors,
                                            company management teams. We then seek      where we benefited from strong stock
                                            to purchase businesses whose stock          selection. A few detractors came from
                                            prices are valued below what we have        our holdings within the consumer
                                            calculated to be the true value of the      discretionary sector, where unfavorable
                                            company based on its future cash flows,     stock selection mildly weighed on
                                            management performance and business         performance.
                                            fundamentals.
                                                                                           The Fund held approximately 19% of its
                                               In conducting a comprehensive            net assets in cash. The cash holdings
                                            analysis of a company, we strive to         existed as a
                                            identify:

========================================    ========================================    ==========================================
PORTFOLIO COMPOSITION                       TOP 5 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*
By sector
                                              1. Diversified Commercial          8.1%    1. Endo Pharmaceuticals Holdings Inc. 5.2%
               [PIE CHART]                       Services
Industrials                     17.2%                                                    2. SpectraLink Corp.                  3.6
Consumer Staples                 8.7%         2. Leisure Products                8.0
Information Technology           7.2%                                                    3. Sabre Holdings Corp.-Class A       3.6
Financials                       4.6%         3. Health Care Supplies            6.2
Materials                        2.8%                                                    4. FTI Consulting, Inc.               3.5
Consumer Discretionary          21.7%         4. Pharmaceuticals                 5.2
Health Care                     19.6%                                                    5. Mega Bloks Inc. (Canada)           3.3
U.S. Government Agency                        5. Health Care Equipment           5.2
Securities Plus                                                                          6. Lithia Motors, Inc.-Class A        3.3
Other Assets Less Liabilities   18.2%
                                            TOTAL NET ASSETS          $123.0 MILLION     7. Illumina, Inc.                     3.2
The Fund's holdings are subject to
change, and there is no assurance that      TOTAL NUMBER OF HOLDINGS*             33     8. FirstService Corp. (Canada)        3.1
the Fund will continue to hold any
particular security.                                                                     9. Alderwoods Group, Inc.             3.1

*Excluding U.S. Government and Agency                                                   10. Sleeman Breweries Ltd. (Canada)    3.0
Securities--Registered Trademark--
========================================    ========================================    ==========================================

default during a period when we weren't    reported strong second-quarter earnings.                  ROB MIKALACHKI, Chartered
able to find enough quality businesses in                                                            Financial Analyst, is portfolio
which to invest at prices that we             VINCOR INTERNATIONAL, ENDO               [MIKALACHKI   manager of AIM Trimark Small
believed presented more potential rewards  PHARMACEUTICALS HOLDINGS, SLEEMAN               PHOTO]    Companies Fund. Prior joining
than risks.                                BREWERIES, SABRE HOLDINGS and DYNAMEX                     AIM Trimark Investments in
                                           were among the companies that weighed on   1999 as a small-cap analyst, he worked
   A new investment for the Fund that      performance. We continued to hold these    with small- and medium-sized businesses
reflects the Trimark investment            companies at the end of the reporting      in the areas of valuation, financing and
discipline is toy manufacturer MEGA        period. Investor focus on weak results     merger and acquisition advising. Mr.
BLOKS. We met with the company's           from a recent acquisition of a United      Mikalachki earned an undergraduate degree
management multiple times and toured       Kingdom wine distributor hurt Vincor's     in business at Wilfrid Laurier.
their facilities. In doing so, we learned  stock price. The company's weak results
the company possessed many of the          were tied to an increase in duties that    Assisted by AIM Trimark Small Companies team
business characteristics for which we      Vincor was unable to pass along to
look. Mega Bloks' construction toys have   customers. We believe this is a
consistently gained market share, and the  short-term problem and is immaterial to
company also holds advantages over         our proprietary view of the company.
competitors in manufacturing technology,
innovation and packaging techniques.       IN CLOSING

                                           We'd like to take a moment to welcome new
         Market volatility allows          shareholders to AIM Trimark Small
           us to take advantage            Companies Fund and thank all shareholders
              of investment                for sharing our long-term investment
          opportunities that we            perspective. We are pleased with the
         believe will benefit the          Fund's relative performance during the
         Fund over the long term.          reporting period and remain dedicated to
                                           researching and purchasing businesses
                                           that we believe will boost Fund
                                           performance and benefit shareholders over
   FIRSTSERVICE, HAMPSHIRE GROUP, PACER    a long-term investment horizon.
INTERNATIONAL and ALDERWOODS GROUP were
among the Fund's holdings that most        The views and opinions expressed in
benefited performance. These companies     management's discussion of Fund
share all or most of the following         performance are those of A I M Advisors,
characteristics:                           Inc. These views and opinions are subject
                                           to change at any time based on factors
o a highly dependable and recurring        such as market and economic conditions.
revenue stream;                            These views and opinions may not be
                                           relied upon as investment advice or
o strong, visionary management with a      recommendations, or as an offer for a
significant equity stake in the business;  particular security. The information is
and                                        not a complete analysis of every aspect
                                           of any market, country, industry,
o low capital requirements to run and      security or the Fund. Statements of fact
grow the business.                         are from sources considered reliable, but
                                           A I M Advisors, Inc. makes no
   FirstService appreciated mainly on a    representation or warranty as to their
demonstrated improvement of core           completeness or accuracy. Although
operations as well as meaningful growth    historical performance is no guarantee of
when it acquired two CALIFORNIA CLOSETS    future results, these insights may help
franchises, adding $5 million of           you understand our investment management
annualized revenue to the company's        philosophy.
rapidly growing Property Improvement
Services division. FirstService also              See important Fund and index                  [RIGHT ARROW GRAPHIC]
disposed of two non-core businesses. In         disclosures inside front cover                                         .
January 2005, the company reported that
third quarter revenues were up 49% over                                                   FOR A PRESENTATION OF YOUR FUND'S
the same period the previous year.                                                        LONG-TERM PERFORMANCE RECORD, PLEASE TURN
FirstService also                                                                         TO PAGE 5.

AIM TRIMARK SMALL COMPANIES FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      with the amount you invested, to             values and expenses may not be
                                             estimate the expenses that you paid          used to estimate the actual ending
As a shareholder of the Fund, you incur      over the period. Simply divide your          account balance or expenses you paid for
two types of costs: (1) transaction          account value by $1,000 (for example, an     the period. You may use this information
costs, which may include sales charges       $8,600 account value divided by $1,000 =     to compare the ongoing costs of
(loads) on purchase payments; contingent     8.6), then multiply the result by the        investing in the Fund and other funds.
deferred sales charges on redemptions;       number in the table under the heading        To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        example with the 5% hypothetical
ongoing costs, including management          Period" to estimate the expenses you         examples that appear in the shareholder
fees; distribution and/or service fees       paid on your account during this period.     reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                          in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2004, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2005.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2005, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 2. The      included, your costs would have been
about actual account values and actual       hypothetical account                         higher.
expenses. You may use the information in
this table, together




===================================================================================================================================
                                                        ACTUAL                                HYPOTHETICAL
                                                                                   (5% ANNUAL RETURN BEFORE EXPENSES)
                 BEGINNING              ENDING
                  ACCOUNT               ACCOUNT                  EXPENSES         ENDING ACCOUNT              EXPENSES
SHARE              VALUE                 VALUE                  PAID DURING           VALUE                 PAID DURING
CLASS            (11/1/04)            (4/30/05)(1)               PERIOD(2)          (4/30/05)                PERIOD(2)
-----            ---------            ------------              -----------       --------------            -----------
  A              $1,000.00              $1,060.80                 $ 8.89            $1,016.17                 $ 8.70
  B               1,000.00               1,056.90                  12.19             1,012.94                  11.93
  C               1,000.00               1,056.90                  12.19             1,012.94                  11.93
  R               1,000.00               1,060.00                   9.65             1,015.42                   9.44

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.74%, 2.39, 2.39% and 1.89% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

                                        [ARROW
                                        BUTTON      For More Information Visit
                                        IMAGE]          AIMINVESTMENTS.COM

AIM TRIMARK SMALL COMPANIES FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.



========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable          As of 3/31/05, including applicable
sales charges                                sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (11/4/03)              12.60%      Inception (11/4/03)              16.96%
  1 Year                         13.01        1 Year                          15.98

CLASS B SHARES                               CLASS B SHARES
Inception (11/4/03)              13.75%      Inception (11/4/03)              18.45%
  1 Year                         13.83        1 Year                          17.08

CLASS C SHARES                               CLASS C SHARES
Inception (11/4/03)              16.20%      Inception (11/4/03)              21.03%
  1 Year                         17.63        1 Year                          20.87

CLASS R SHARES                               CLASS R SHARES
Inception                        16.77%      Inception                        21.56%
  1 Year                         19.35        1 Year                          22.58

========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      RECENT MONTH-END PERFORMANCE.                CDSC ON CLASS B SHARES DECLINES FROM 5%
30, 2004. RETURNS SINCE THAT DATE ARE        PERFORMANCE FIGURES REFLECT REINVESTED       BEGINNING AT THE TIME OF PURCHASE TO 0%
HISTORICAL RETURNS. ALL OTHER RETURNS        DISTRIBUTIONS, CHANGES IN NET ASSET          AT THE BEGINNING OF THE SEVENTH YEAR.
ARE BLENDED RETURNS OF HISTORICAL CLASS      VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
R SHARE PERFORMANCE AND RESTATED CLASS A     SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE. CLASS R
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PERFORMANCE FIGURES DO NOT REFLECT           SHARES DO NOT HAVE A FRONT-END SALES
THE INCEPTION DATE OF CLASS R SHARES) AT     DEDUCTION OF TAXES A SHAREHOLDER WOULD       CHARGE; RETURNS SHOWN ARE AT NET ASSET
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PAY ON FUND DISTRIBUTIONS OR SALE OF         VALUE AND DO NOT REFLECT A 0.75% CDSC
HIGHER RULE 12B-1 FEES APPLICABLE TO         FUND SHARES. INVESTMENT RETURN AND           THAT MAY BE IMPOSED ON A TOTAL
CLASS R SHARES. CLASS A SHARES'              PRINCIPAL VALUE WILL FLUCTUATE SO THAT       REDEMPTION OF RETIREMENT PLAN ASSETS
INCEPTION DATE IS NOVEMBER 4, 2003.          YOU MAY HAVE A GAIN OR LOSS WHEN YOU         WITHIN THE FIRST YEAR.
                                             SELL SHARES.
    THE PERFORMANCE DATA QUOTED                                                               THE PERFORMANCE OF THE FUND'S SHARE
REPRESENT PAST PERFORMANCE AND CANNOT            CLASS A SHARE PERFORMANCE REFLECTS       CLASSES WILL DIFFER DUE TO DIFFERENT
GUARANTEE COMPARABLE FUTURE RESULTS;         THE MAXIMUM 5.50% SALES CHARGE,              SALES CHARGE STRUCTURES AND CLASS
CURRENT PERFORMANCE MAY BE LOWER OR          AND CLASS B AND CLASS C SHARE                EXPENSES.
HIGHER. PLEASE VISIT AIMINVESTMENTS.COM      PERFORMANCE REFLECTS THE APPLICABLE
FOR THE MOST                                 CONTINGENT DEFERRED SALES CHARGE                 HAD THE ADVISOR NOT WAIVED FEES
                                             (CDSC) FOR THE PERIOD INVOLVED. THE          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/05

AIM TRIMARK SMALL COMPANIES FUND

INSTITUTIONAL CLASS SHARES                   ========================================      NOTE THAT PAST PERFORMANCE IS NOT
                                             AVERAGE ANNUAL TOTAL RETURNS                  INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 4/30/05                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                         17.26%      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   1 Year                           20.01       ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        6 Months*                         6.32       PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================      SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                       OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================      FULL REPORT FOR INFORMATION ON
                                             AVERAGE ANNUAL TOTAL RETURNS                  COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             For periods ended 3/31/05, most recent        YOUR FUND PROSPECTUS FOR MORE
                                             calendar quarter-end                          INFORMATION. FOR THE MOST CURRENT
                                                                                           MONTH-END PERFORMANCE, PLEASE CALL
                                             Inception                         22.08%      800-451-4246 OR VISIT
                                              1 Year                           23.25       AIMINVESTMENTS.COM.
                                              6 Months*                        16.93
                                                                                               HAD THE ADVISOR NOT WAIVED FEES
                                             *Cumulative total return that has not         AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             been annualized                               WOULD HAVE BEEN LOWER.
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE AND REFLECT
                                             THE HIGHER RULE 12b-1 FEES APPLICABLE TO
                                             CLASS A SHARES. CLASS A SHARES'
                                             INCEPTION DATE IS NOVEMBER 4, 2003.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. INSTITUTIONAL CLASS SHARES WOULD
                                             HAVE HAD DIFFERENT RETURNS DUE TO
                                             DIFFERENCES IN THE EXPENSE STRUCTURE OF
                                             THE INSTITUTIONAL CLASS.PLEASE


                                   Over for information on your Fund's expenses.


                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM     T-SCO-INS-2    [YOUR GOALS. OUR SOLUTIONS.]    [AIM INVESTMENTS LOGO APPEARS HERE]
                                        --Registered Trademark--            --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      Simply divide your account value by           the table on the front of this
                                             $1,000 (for example, an $8,600 account        supplement. The hypothetical account
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then          values and expenses may not be used to
ongoing costs, including management          multiply the result by the number in the      estimate the actual ending account
fees; and other Fund expenses. This          table under the heading entitled "Actual      balance or expenses you paid for the
example is intended to help you              Expenses Paid During Period" to estimate      period. You may use this information
understand your ongoing costs (in            the expenses you paid on your account         to compare the ongoing costs of
dollars) of investing in the Fund and to     during this period.                           investing in the Fund and other funds.
compare these costs with ongoing costs                                                     To do so, compare this 5% hypothetical
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON           example with the 5% hypothetical
example is based on an investment of         PURPOSES                                      examples that appear in the shareholder
$1,000 invested at the beginning of the                                                    reports of the other funds.
period and held for the entire period        The table below also provides
November 1, 2004, through April 30,          information about hypothetical account            Please note that the expenses shown
2005.                                        values and hypothetical expenses based        in the table are meant to highlight your
                                             on the Fund's actual expense ratio and        ongoing costs only. Therefore, the
ACTUAL EXPENSES                              an assumed rate of return of 5% per year      hypothetical information is useful in
                                             before expenses, which is not the Fund's      comparing ongoing costs only, and will
The table below provides information         actual return. The Fund's actual              not help you determine the relative
about actual account values and actual       cumulative total return after expenses        total costs of owning different funds.
expenses. You may use the information in     for the six months ended April 30, 2005,
this table, together with the amount you     appears in
invested, to estimate the expenses that
you paid over the period.

====================================================================================================================================
                                                           ACTUAL                                  HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT            EXPENSES
   SHARE               VALUE                 VALUE                 PAID DURING           VALUE               PAID DURING
   CLASS             (11/1/04)            (4/30/05)(1)              PERIOD(2)          (4/30/05)               PERIOD(2)
Institutional        $1,000.00             $1,063.20                 $6.34             $1,018.65                $6.21


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 1.24% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMINVESTMENTS.COM
                                       T-SCO-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-67.10%

ADVERTISING-2.07%

Harte-Hanks, Inc.                                   89,600   $  2,553,600
=========================================================================

AGRICULTURAL PRODUCTS-2.91%

Delta & Pine Land Co.                              142,300      3,585,960
=========================================================================

AIR FREIGHT & LOGISTICS-5.10%

Dynamex Inc.(a)                                    172,198      3,087,510
-------------------------------------------------------------------------
Pacer International, Inc.(a)                       153,800      3,188,274
=========================================================================
                                                                6,275,784
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.81%

Hampshire Group, Ltd.(a)                            86,400      3,457,728
=========================================================================

CASINOS & GAMING-0.78%

Argosy Gaming Co.(a)                                20,900        960,146
=========================================================================

COMMUNICATIONS EQUIPMENT-3.59%

SpectraLink Corp.                                  397,300      4,414,003
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.58%

Sabre Holdings Corp.-Class A                       225,300      4,406,868
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.98%

FTI Consulting, Inc.(a)                            193,900      4,281,312
-------------------------------------------------------------------------
Learning Tree International, Inc.(a)               144,300      1,841,268
=========================================================================
                                                                6,122,580
=========================================================================

HEALTH CARE EQUIPMENT-5.15%

Bio-Rad Laboratories, Inc.-Class A(a)               50,300      2,431,502
-------------------------------------------------------------------------
Illumina, Inc.(a)                                  397,700      3,905,414
=========================================================================
                                                                6,336,916
=========================================================================

HEALTH CARE FACILITIES-3.09%

Alderwoods Group, Inc.(a)                          291,700      3,806,685
=========================================================================

HEALTH CARE SUPPLIES-6.23%

Cooper Cos., Inc. (The)                             36,824      2,487,461
-------------------------------------------------------------------------
DENTSPLY International Inc.                         35,400      1,934,964
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

HEALTH CARE SUPPLIES-(CONTINUED)

Inverness Medical Innovations, Inc.(a)              60,000   $  1,413,600
-------------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)                  49,000      1,825,250
=========================================================================
                                                                7,661,275
=========================================================================

LEISURE PRODUCTS-4.73%

Oakley, Inc.                                       188,600      2,517,810
-------------------------------------------------------------------------
Polaris Industries Inc.                             57,300      3,298,188
=========================================================================
                                                                5,815,998
=========================================================================

OFFICE SERVICES & SUPPLIES-2.26%

HNI Corp.                                           54,800      2,776,168
=========================================================================

PHARMACEUTICALS-5.19%

Endo Pharmaceuticals Holdings Inc.(a)              321,500      6,381,775
=========================================================================

PUBLISHING-2.95%

ADVO, Inc.                                         125,800      3,624,298
=========================================================================

REGIONAL BANKS-2.05%

Alabama National BanCorp.                           44,200      2,527,356
=========================================================================

RESTAURANTS-1.77%

IHOP Corp.                                          53,200      2,175,880
=========================================================================

SPECIALTY CHEMICALS-2.00%

MacDermid, Inc.                                     81,000      2,458,350
=========================================================================

SPECIALTY STORES-3.30%

Lithia Motors, Inc.-Class A                        164,500      4,056,570
=========================================================================

THRIFTS & MORTGAGE FINANCE-2.56%

Northwest Bancorp, Inc.                            153,400      3,155,438
=========================================================================
    Total Domestic Common Stocks (Cost
      $80,608,487)                                             82,553,378
=========================================================================

FOREIGN STOCKS-14.73%

CANADA-14.73%

Cymat Corp. (Aluminum)(a)                        1,533,100        950,307
-------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(a)                                     200,400      3,858,777
-------------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                        645,900      2,083,962
-------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
CANADA-(CONTINUED)

Mega Bloks Inc. (Leisure Products)(a)              286,100   $  4,081,134
-------------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)                338,600      3,691,812
-------------------------------------------------------------------------
Vincor International Inc. (Distillers &
  Vintners)(a)                                     159,100      3,454,216
=========================================================================
    Total Foreign Stocks (Cost $17,917,751)                    18,120,208
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

U.S. GOVERNMENT AGENCY SECURITIES-19.38%

FEDERAL HOME LOAN BANK (FHLB)-19.38%

Unsec. Disc. Notes,
  2.80%, 05/02/05 (Cost $23,840,291)(b)        $23,844,000   $ 23,840,291
=========================================================================
TOTAL INVESTMENTS-101.21% (Cost $122,366,529)                 124,513,877
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.21%)                          (1,489,513)
=========================================================================
NET ASSETS-100.00%                                           $123,024,364
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $122,366,529)                                $124,513,877
-----------------------------------------------------------
Cash                                                310,892
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,215,938
-----------------------------------------------------------
  Dividends                                          56,263
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                3,666
-----------------------------------------------------------
Other assets                                         44,946
===========================================================
    Total assets                                126,145,582
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,659,203
-----------------------------------------------------------
  Fund shares reacquired                            343,630
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  3,830
-----------------------------------------------------------
Accrued distribution fees                            42,105
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,293
-----------------------------------------------------------
Accrued transfer agent fees                          15,382
-----------------------------------------------------------
Accrued operating expenses                           55,775
===========================================================
    Total liabilities                             3,121,218
===========================================================
Net assets applicable to shares outstanding    $123,024,364
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $120,100,027
-----------------------------------------------------------
Undistributed net investment income (loss)         (345,936)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      1,122,692
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               2,147,581
===========================================================
                                               $123,024,364
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 83,930,320
___________________________________________________________
===========================================================
Class B                                        $ 13,344,286
___________________________________________________________
===========================================================
Class C                                        $ 12,547,025
___________________________________________________________
===========================================================
Class R                                        $    242,745
___________________________________________________________
===========================================================
Institutional Class                            $ 12,959,988
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           6,687,860
___________________________________________________________
===========================================================
Class B                                           1,072,607
___________________________________________________________
===========================================================
Class C                                           1,009,079
___________________________________________________________
===========================================================
Class R                                              19,378
___________________________________________________________
===========================================================
Institutional Class                               1,028,245
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.55
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.55 divided by
      94.50%)                                  $      13.28
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.44
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.43
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      12.53
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      12.60
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  198,804
------------------------------------------------------------------------
Interest                                                         176,261
========================================================================
    Total investment income                                      375,065
========================================================================

EXPENSES:

Advisory fees                                                    333,771
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    18,764
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         88,880
------------------------------------------------------------------------
  Class B                                                         51,075
------------------------------------------------------------------------
  Class C                                                         41,359
------------------------------------------------------------------------
  Class R                                                            380
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        58,642
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           682
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          7,779
------------------------------------------------------------------------
Registration and filing fees                                      62,556
------------------------------------------------------------------------
Other                                                             64,110
========================================================================
    Total expenses                                               752,793
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (33,714)
========================================================================
    Net expenses                                                 719,079
========================================================================
Net investment income (loss)                                    (344,014)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        1,142,399
------------------------------------------------------------------------
  Foreign currencies                                             (18,416)
========================================================================
                                                               1,123,983
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         (672,864)
------------------------------------------------------------------------
  Foreign currencies                                               2,282
========================================================================
                                                                (670,582)
========================================================================
Net gain from investment securities and foreign currencies       453,401
========================================================================
Net increase in net assets resulting from operations          $  109,387
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005           2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (344,014)   $  (149,909)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   1,123,983        458,107
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  (670,582)     2,818,163
=========================================================================================
    Net increase in net assets resulting from operations           109,387      3,126,361
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (196,595)            --
-----------------------------------------------------------------------------------------
  Class B                                                          (50,849)            --
-----------------------------------------------------------------------------------------
  Class C                                                          (38,970)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (275)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                              (41,277)            --
=========================================================================================
  Decrease in net assets resulting from distributions             (327,966)            --
=========================================================================================
Share transactions-net:
  Class A                                                       62,669,582     20,158,818
-----------------------------------------------------------------------------------------
  Class B                                                        6,609,099      5,987,958
-----------------------------------------------------------------------------------------
  Class C                                                        7,928,470      4,134,003
-----------------------------------------------------------------------------------------
  Class R                                                          208,830         30,917
-----------------------------------------------------------------------------------------
  Institutional Class                                            7,729,409      4,659,496
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                               85,145,390     34,971,192
=========================================================================================
    Net increase in net assets                                  84,926,811     38,097,553
=========================================================================================

NET ASSETS:

  Beginning of period                                           38,097,553             --
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(345,936) and $(1,922), respectively).  $123,024,364    $38,097,553
_________________________________________________________________________________________
=========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.85%
---------------------------------------------------------------------
Over $1 billion                                                 0.80%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                                0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                                0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                                0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                 0.64%
______________________________________________________________________
======================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B. Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended April 30, 2005, AIM waived fees of $32,184.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $136 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $58,642 for Class A, Class B, Class C and Class R share classes and $682 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $88,880, $51,075, $41,359 and $380, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $50,346 in front-end sales commissions from the sale of Class A shares and $26, $3,143, $1,406 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $1,394.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $1,917 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have capital loss carryforward as of October 31, 2004.

NOTE 7--INVESTMENT SECURITIES

    The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $73,603,100 and $5,660,307, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 6,110,120
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,962,772)
===============================================================================
Net unrealized appreciation of investment securities              $ 2,147,348
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------
                                                                                               NOVEMBER 4, 2003
                                                                                               (DATE OPERATIONS
                                                                  SIX MONTHS ENDED              COMMENCED) TO
                                                                   APRIL 30, 2005              OCTOBER 31, 2004
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     5,280,620    $68,210,048     2,059,644     $22,545,293
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      632,905       8,068,078       593,305       6,419,319
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      700,506       8,901,486       420,237       4,528,577
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                    17,893         226,827         2,956          32,022
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       601,134       7,731,863       431,390       4,705,451
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       15,350         191,411            --              --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        3,944          48,870            --              --
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        2,967          36,729            --              --
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                        22             275            --              --
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         3,302          41,278            --              --
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       17,881         229,700         8,450          94,770
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (18,006)       (229,700)       (8,485)        (94,770)
====================================================================================================================
Reacquired:
  Class A                                                     (462,958)     (5,961,577)     (231,127)     (2,481,245)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (100,322)     (1,278,149)      (30,734)       (336,591)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (78,999)     (1,009,745)      (35,632)       (394,574)
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                    (1,397)        (18,272)          (96)         (1,105)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        (3,391)        (43,732)       (4,190)        (45,955)
====================================================================================================================
                                                              6,611,451    $85,145,390     3,205,718     $34,971,192
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially. 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds advised by AIM.
(b) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                               NOVEMBER 4, 2003
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.90             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)           (0.04)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.77                1.94
===============================================================================================
    Total from investment operations                              0.72                1.90
===============================================================================================
Less distributions from net realized gains                       (0.07)                 --
===============================================================================================
Net asset value, end of period                                 $ 12.55             $ 11.90
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   6.08%              19.00%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $83,930             $21,862
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.74%(c)            2.01%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.82%(c)            3.26%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.78)%(c)          (1.17)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           9%                 29%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,209,542.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS B
                                                              ---------------------------------
                                                                               NOVEMBER 4, 2003
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.84              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.09)(a)           (0.08)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.76                1.92
===============================================================================================
    Total from investment operations                              0.67                1.84
===============================================================================================
Less distributions from net realized gains                       (0.07)                 --
===============================================================================================
Net asset value, end of period                                 $ 12.44              $11.84
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   5.69%              18.40%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $13,344              $6,558
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.39%(c)            2.66%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.47%(c)            3.91%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.43)%(c)          (1.82)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           9%                 29%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,299,671.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                               NOVEMBER 4, 2003
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.83              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.09)(a)           (0.07)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.76                1.90
===============================================================================================
    Total from investment operations                              0.67                1.83
===============================================================================================
Less distributions from net realized gains                       (0.07)                 --
===============================================================================================
Net asset value, end of period                                 $ 12.43              $11.83
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   5.69%              18.30%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,547              $4,550
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.39%(c)            2.66%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.47%(c)            3.91%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.43)%(c)          (1.82)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           9%                 29%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,340,240.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.89             $10.56
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)          (0.04)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.77               1.37
=============================================================================================
    Total from investment operations                              0.71               1.33
=============================================================================================
Less distributions from net realized gains                       (0.07)                --
=============================================================================================
Net asset value, end of period                                  $12.53             $11.89
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   6.00%             12.59%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  243             $   34
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.89%(c)           2.16%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.97%(c)           3.41%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.93)%(c)         (1.32)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                           9%                29%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $153,248.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.92             $10.56
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)          (0.02)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.77               1.38
=============================================================================================
    Total from investment operations                              0.75               1.36
=============================================================================================
Less distributions from net realized gains                       (0.07)                --
=============================================================================================
Net asset value, end of period                                 $ 12.60             $11.92
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   6.32%             12.88%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,960             $5,094
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.24%(c)           1.60%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.32%(c)           2.86%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(c)         (0.77)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                           9%                29%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,182,442.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               SUB-ADVISOR
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Funds Management, Inc.
Lewis F. Pennock                                                                5140 Yonge St.
Ruth H. Quigley                   Kevin M. Carome                               Suite 900
Larry Soll                        Senior Vice President, Secretary and Chief    Toronto, Canada M2N 6X7
Mark H. Williamson                Legal Officer
                                                                                TRANSFER AGENT
                                  Sidney M. Dilgren                             AIM Investment Services, Inc.
                                  Vice President and Treasurer                  P.O. Box 4739
                                                                                Houston, TX 77210-4739
                                  J. Philip Ferguson
                                  Vice President                                CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Karen Dunn Kelley                             225 Franklin Street
                                  Vice President                                Boston, MA 02110-2801

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

         DOMESTIC EQUITY                                   SECTOR EQUITY

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                     AIM Energy Fund(1)
AIM Basic Value Fund                         AIM Financial Services Fund(1)
AIM Blue Chip Fund                           AIM Global Health Care Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                       AIM Leisure Fund(1)
AIM Diversified Dividend Fund                AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                         AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund               AIM Technology Fund(1)
AIM Large Cap Growth Fund                    AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                    FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                    TAXABLE
AIM Opportunities III Fund
AIM Premier Equity Fund                      AIM Floating Rate Fund
AIM S&P 500 Index Fund(1)                    AIM High Yield Fund
AIM Select Equity Fund                       AIM Income Fund
AIM Small Cap Equity Fund(3)                 AIM Intermediate Government Fund
AIM Small Cap Growth Fund(4)                 AIM Limited Maturity Treasury Fund
AIM Small Company Growth Fund(1)             AIM Money Market Fund
AIM Trimark Endeavor Fund                    AIM Short Term Bond Fund
AIM Trimark Small Companies Fund             AIM Total Return Bond Fund
AIM Weingarten Fund                          Premier Portfolio
                                             Premier U.S. Government Money Portfolio(1)
*Domestic equity and income fund
                                             TAX-FREE

      INTERNATIONAL/GLOBAL EQUITY            AIM High Income Municipal Fund
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                               AIM ALLOCATION SOLUTIONS
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund(1)        AIM Conservative Allocation Fund
AIM International Growth Fund                AIM Growth Allocation Fund(8)
AIM International Small Company Fund(6)      AIM Moderate Allocation Fund
AIM Trimark Fund                             AIM Moderate Growth Allocation Fund
                                             AIM Moderately Conservative Allocation Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                  T-SCO-SAR-1         A I M Distributors, Inc.


                                             [YOUR GOALS. OUR SOLUTIONS.]
                                               --Registered Trademark-


Mutual   Retirement  Annuities  College   Separately   Offshore    Cash
Funds    Products               Savings   Managed      Products    Management
                                Plans     Accounts


                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark-

ITEM 2.    CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None.

ITEM 11.   CONTROLS AND PROCEDURES.

 (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the

                  "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

 12(a)(1)         Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)         Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds

By: /s/ Robert H. Graham
    --------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 7, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    --------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 7, 2005


By:/s/ Sidney M. Dilgren
    --------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    July 7, 2005

                                  EXHIBIT INDEX


12(a) (1)         Not applicable.

12(a) (2)         Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)         Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.